Registration No. 333-89488

& 811-21111

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 16	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

THRIVENT VARIABLE ANNUITY ACCOUNT I

(Exact Name of Registrant)

THRIVENT FINANCIAL FOR LUTHERANS

(Name of Depositor)

625 Fourth Avenue South, Minneapolis, Minnesota 55415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 920-628-2347

NAME AND ADDRESS OF AGENT FOR SERVICE

Cynthia K. Mueller

4321 North Ballard Road

Appleton, WI 54919

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2013 pursuant to paragraph (b) (1) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED

Interest in a separate account under flexible premium deferred variable annuity contracts.

Let's thrive.® Thrivent Financial for Lutherans®

Flexible Premium Deferred Variable Annuity

Prospectuses
April 30, 2013
Thrivent Variable Annuity Account I
Thrivent Series Fund, Inc.

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NEW! Make variable annuity changes online, quickly and easily

Now you have more options to manage your variable annuity—in fewer steps

You've invested in an annuity—now Thrivent Financial for Lutherans gives you another way to manage it with our new online annuity service center. With 24/7 access, it's there when you want it. Plus, you can make changes any time in seconds.

The online annuity service center offers you more options, including:

- Complete reallocation (available now).
- Partial reallocation (available now).
- New money allocation (available now).
- Partial withdrawals (coming mid-2013).
- Transaction status and history (coming mid-2013).

Just log in* to **Thrivent.com** and select your variable annuity contract by clicking on Manage Contract to make changes. It's the easiest and most convenient way to update your annuity. Save time by making changes with just a few easy clicks!

As always, your Thrivent Financial representative is available to answer any questions you may have.

*In order to access your variable annuity contract on Thrivent.com, you must be a registered user. If you are not already registered, you can register immediately by clicking on Register Now next to the login area.

This page is not part of the prospectus.

THRIVENT VARIABLE ANNUITY ACCOUNT I

PROSPECTUS

FOR

FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Prospectus describes an individual flexible premium deferred variable annuity contract (the “Contract”) (form # W-BC-FPVA) offered by Thrivent Financial for Lutherans (“Thrivent Financial,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law. It also describes the flexible premium variable annuity contract we began offering in 2002 (the “Prior Contract”) (form # W-BB-FPVA) and which is being replaced by the Contract. Appendix B to the Prospectus describes the differences between the Contract and the Prior Contract.

This prospectus also describes certain optional features, not all of which may be available at the time you are interested in purchasing your Contract; we reserve the right to prospectively restrict availability of certain optional features. We reserve the right to reject any applications, subject to any applicable nondiscrimination laws and to our own standards and guidelines.

We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the “Variable Account”), to Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:

Thrivent Aggressive Allocation Portfolio

Thrivent Moderately Aggressive Allocation Portfolio

Thrivent Moderate Allocation Portfolio

Thrivent Moderately Conservative Allocation Portfolio

Thrivent Partner Technology Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Partner Healthcare Portfolio

(subadvised by Sectoral Asset Management Inc.)

Thrivent Natural Resources Portfolio

Thrivent Partner Emerging Markets Equity Portfolio

(subadvised by Aberdeen Asset Managers Limited)

Thrivent Real Estate Securities Portfolio

Thrivent Partner Small Cap Growth Portfolio

(subadvised by Turner Investments, L.P.)

Thrivent Partner Small Cap Value Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Small Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

Thrivent Mid Cap Growth Portfolio

Thrivent Partner Mid Cap Value Portfolio

(subadvised by Goldman Sachs Asset Management, L.P.)

Thrivent Mid Cap Stock Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Partner Worldwide Allocation Portfolio

(subadvised by Aberdeen Asset Managers Limited, DuPont Capital Management Corporation, Goldman Sachs Asset Management, L.P.,

Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.)

Thrivent Partner Socially Responsible Stock Portfolio

(subadvised by Calvert Investment Management, Inc. and Atlanta Capital Management Company, LLC)

Thrivent Partner All Cap Growth Portfolio

(subadvised by Calamos Advisors LLC)

Thrivent Partner All Cap Value Portfolio

(subadvised by OppenheimerFunds, Inc.)

Thrivent Partner All Cap Portfolio

(subadvised by Pyramis Global Advisors, LLC)

Thrivent Large Cap Growth Portfolio

Thrivent Partner Growth Stock Portfolio

(subadvised by T. Rowe Price Associates, Inc.)

Thrivent Large Cap Value Portfolio

Thrivent Large Cap Stock Portfolio

Thrivent Large Cap Index Portfolio

Thrivent Equity Income Plus Portfolio

Thrivent Balanced Portfolio

Thrivent High Yield Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Income Portfolio

Thrivent Bond Index Portfolio

Thrivent Limited Maturity Bond Portfolio

Thrivent Mortgage Securities Portfolio

Thrivent Money Market Portfolio

Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information (“SAI”) dated April 30, 2013. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI and all other documents required to be filed with the SEC. The Table of Contents for the SAI may be found on Page 54 of this Prospectus. Definitions of special terms used in this Prospectus follow the Table of Contents.

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.

The date of this Prospectus is April 30, 2013.

DEFINITIONS

Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.

Age. The Annuitant’s Issue Age increased by one on each Contract Anniversary.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.

Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. Generally the date on which the application is signed.

Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.

Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.

General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.

Guaranteed Lifetime Withdrawal Benefit (GLWB). An optional rider that guarantees a minimum lifetime withdrawal amount even if the account is depleted.

Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment (MVA). A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered from Fixed Period Allocations, except that no adjustments will be applied to surrenders from a Fixed Period Allocation within 30 days before the end of its allocation period.

Medallion Signature Guarantee. A stamp provided by a financial institution that verifies your signature. An eligible guarantor institution, such as a national bank, brokerage firm, commercial bank, trust company, credit union, or a savings association participating in the Medallion Signature Guarantee Program provides that service.

MVA Account. Market Value Adjustment Account is the account to which an investment in the Fixed Period Allocation is made.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

DEFINITIONS

Qualified Plan. A retirement plan that receives favorable tax treatment under Section 401, 403, 408, or 408A or similar provisions of the Internal Revenue Code.

Return Protection Allocation (RPA). An optional benefit that allows you to allocate a set amount to an RP subaccount that guarantees a minimum Accumulated Value as guaranteed in your Contract for a duration of 7 or 10 years, depending upon your selection. As of December 20, 2012, Return Protection Allocations (RPAs) are no longer available for election under this contract. If you currently have an RPA, the guarantees associated with your benefit will continue through the end of your allocation period.

RP subaccount. A Subaccount that is chosen when implementing the Return Protection Allocation optional benefit.

Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.

Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.

Valuation Day. Each day the New York Stock Exchange is open for trading. The Valuation Day ends at the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time.

Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.

Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice provided by the Contract Owner and received in good order at our Service Center and satisfactory in form and content to Thrivent Financial.

FEE AND EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. For a complete discussion of Contract fees and expenses, see Charges and Deductions.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	7.00%[1]

Transfer Charge (after 12 free transfers per Contract Year)	$25[2]

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Administrative Charge		$30	[3]

Annual Separate Account Expenses as a percentage of average Contract value	Contract Years
Maximum Mortality & Expense Risk Charge[4]	1-7	8+

Basic Death Benefit	1.25%	1.15%
Maximum Charges for Optional Benefit (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.20%	0.20%

Premium Accumulation Death Benefit (PADB)	0.40%	0.40%

Earnings Addition Death Benefit (EADB)	0.25%	0.25%

MADB and PADB	0.50%	0.50%

MADB and EADB	0.35%	0.35%

PADB and EADB	0.55%	0.55%

MADB and PADB and EADB	0.65%	0.65%

Return Protection Allocation (RPA)[5]	0.75%	0.75%

MADB and RPA[5]	0.95%	0.95%

GLWB Risk Charge[6]	1.25%	1.25%
Maximum Total Separate Account Expenses[7]	2.50%	2.40%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[8]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2012, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[9]
	Maximum	Minimum
(expenses that are deducted from Fund assets, including management fees, and other expenses):	2.67%	0.42%

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature and the corresponding range of portfolio options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,091	$1,866	$2,676	$4,880
Minimum Portfolio Expenses:	$882	$1,242	$1,638	$2,860
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$1,091	$1,866	$2,400	$4,880
Minimum Portfolio Expenses:	$882	$1,242	$1,330	$2,860
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$458	$1,440	$2,430	$4,910
Minimum Portfolio Expenses:	$235	$784	$1,360	$2,890

Example 2: Contract with the GLWB Rider11

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$971	$1,510	$2,091	$3,774
Minimum Portfolio Expenses:	$962	$1,485	$2,049	$3,692
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$971	$1,510	$1,797	$3,774
Minimum Portfolio Expenses:	$962	$1,485	$1,754	$3,692
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$330	$1,067	$1,827	$3,804
Minimum Portfolio Expenses:	$321	$1,040	$1,784	$3,722

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first seven Contract Years. The surrender charge is 7% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 8 and later. The surrender charge also will be deducted if the annuity payments begin during the first three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 An annual administrative charge of up to $30 may apply to some Contracts. This charge is waived if (a) the Accumulated Value of the Contract on the Contract Anniversary is at least $15,000, (b) the sum of premiums paid on, less all surrenders made from, the Contract is at least $15,000, or (c) the sum of premiums paid less all surrenders made during the Contract Year just ended is at least $2,400. See Charges and Deductions—Annual Administrative Charge.

4 The table shows the guaranteed maximum risk charges for Contract Years 1-7 and later. We currently expect the risk charge for Contract Years 8 and later to be 0.15% less than the guaranteed charge shown in the table. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

5 The amount shown is based on the guaranteed charge for the Return Protection Allocation. The maximum expense charge is 0.75%. The current charge is 0.75%, except for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount which has a current charge of 0.50%. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%. Return Protection Allocations (RPAs) are no longer available for election as of December 20, 2012. If you currently have an RPA, the guarantees associated with your benefit will continue through the end of your allocation period.

6 The amount shown is based on the guaranteed maximum charge for the GLWB Rider. The current charge is as follows: 1.25%, 0.80%, and 0.50% for the Moderately Aggressive, Moderate and Moderately Conservative Allocations, respectively.

7 The maximum total separate account expenses occur when the GLWB Rider is selected as an optional benefit.

8 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

9 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (maximum and minimum) of total operating expenses charged by the Portfolios was between 1.40% to 0.29%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2012, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

10 For this example, the following assumptions are used: 0.65% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 2.67% to 0.42%.

11 For this example, the following assumptions are used: 1.25% optional benefit charge, 1.25% mortality and expense risk charge (1.15% for years 8 through 10), and portfolio operating expenses ranging from 0.77% to 0.68%.

SUMMARY

Please see Definitions at the beginning of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue individual flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial representatives who is also a registered representative of Thrivent Investment Management Inc. We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Exchange Program. From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Allocation of Premiums. You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs. We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts—Dollar Cost Averaging and The Contracts—Asset Rebalancing.

Free Look Period. You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Return Protection Allocations. For an additional charge, your Contract provides for an optional benefit that guarantees the future value of amounts allocated to specified Subaccounts (“RP Subaccounts”) for either a seven-year or ten-year period. Return Protection Allocations (RPAs) are no longer available for election as of December 20, 2012. If you currently have an RPA, the guarantees associated with your benefit will continue through the end of your allocation period.

Guaranteed Lifetime Withdrawal Benefit (GLWB). For an additional charge, a rider is available that guarantees a minimum lifetime withdrawal amount even if the account is depleted. Once you begin

SUMMARY

receiving benefits under the GLWB, you may not make subsequent premium payments. No GLWB withdrawals can be made under the benefit until or after the Annuitant reaches Age 62. The GLWB Withdrawal Period must begin on the Annuity Date if an election is not made on or before the Annuity Date.

Surrenders. If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge or taxes. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers. On or before the Annuity Date, you may request the transfer of all or a part of your Contract’s Accumulated Value to or from the Subaccounts, the Fixed Account, or Fixed Period Allocations. Transfers to and from the RP Subaccounts are subject to the requirements for Return Protection Allocations. Transfers are restricted when the GLWB is present on the contract. You may request 12 free transfers per Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. However, you may no longer transfer out of the Fixed Account after the Annuity Date. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. See The Contracts—Transfers of Accumulated Value for more details, including the restrictions on transfers.

Death Benefits. The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. In addition, for an additional charge, you may purchase any combination of three optional death benefits which may increase the death benefit if the Annuitant dies before the Annuity Date:

♦	the Maximum Anniversary Death Benefit;

♦	the Premium Accumulation Death Benefit; or

♦	the Earnings Addition Death Benefit.

These optional benefits are not available in all states.

These optional benefits are not available with the GLWB.

A GLWB Survivor Benefit is available if you purchase the GLWB. Under this benefit, a surviving beneficiary may elect to receive the GLWB benefits or the standard death benefits. See The Contracts—Guaranteed Lifetime Withdrawal Benefits (GLWB) Rider for more details.

See The Contracts—Death Benefit Before the Annuity Date and The Contracts—Optional Death Benefit.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status—Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix A.

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a “separate account” under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. The Variable Account will be fully funded at all times for the purposes of federal securities laws. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

INVESTMENT OPTIONS

Variable Investment Options and the Subaccounts

You may allocate the premiums paid under the Contract and transfer the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds;” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below. If you chose the Return Protection Allocation, your investment options were limited based on the date the allocation period was selected. With the Guaranteed Lifetime Withdrawal Benefit, you are limited in your investment options to the Thrivent Moderately Conservative Allocation, the Thrivent Moderate Allocation and the Thrivent Moderately Aggressive Allocation Subaccounts. See The Contracts—Return Protection Allocations and The Contracts—Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Partner Technology Subaccount	Thrivent Partner Technology Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Natural Resources Subaccount	Thrivent Natural Resources Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Partner Small Cap Growth Subaccount	Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount	Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Partner Mid Cap Value Subaccount	Thrivent Partner Mid Cap Value Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Partner Worldwide Allocation Subaccount	Thrivent Partner Worldwide Allocation Portfolio
Thrivent Partner Socially Responsible Stock Subaccount	Thrivent Partner Socially Responsible Stock Portfolio
Thrivent Partner All Cap Growth Subaccount	Thrivent Partner All Cap Growth Portfolio
Thrivent Partner All Cap Value Subaccount	Thrivent Partner All Cap Value Portfolio
Thrivent Partner All Cap Subaccount	Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Partner Growth Stock Subaccount	Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount	Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Equity Income Plus Subaccount	Thrivent Equity Income Plus Portfolio
Thrivent Balanced Subaccount	Thrivent Balanced Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent Bond Index Subaccount	Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount	Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio

INVESTMENT OPTIONS

There is no assurance that any portfolio will achieve its stated objective. For example, during extended periods of low interest rates, the yields of a Money Market Subaccount may become extremely low and possibly negative.

Each of the Portfolios has an investment objective as described below:

Thrivent Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderately Aggressive Allocation Portfolio. To seek long-term capital growth.

Thrivent Moderate Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Moderately Conservative Allocation Portfolio. To seek long-term capital growth while providing reasonable stability of principal.

Thrivent Partner Technology Portfolio. To seek long-term growth of capital.

Thrivent Partner Healthcare Portfolio. To seek long-term capital growth.

Thrivent Natural Resources Portfolio. To seek long-term capital growth.

Thrivent Partner Emerging Markets Equity Portfolio. To seek long-term capital growth.

Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income.

Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth.

Thrivent Partner Small Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Small Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Small Cap Index Portfolio. To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.

Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Mid Cap Value Portfolio. To seek long-term capital appreciation.

Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index*.

Thrivent Partner Worldwide Allocation Portfolio. To seek long-term capital growth.

Thrivent Partner Socially Responsible Stock Portfolio. To seek long-term capital growth.1

Thrivent Partner All Cap Growth Portfolio. To seek long-term capital growth.1

Thrivent Partner All Cap Value Portfolio. To seek long-term capital growth.1

Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.

Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital.

Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income.

INVESTMENT OPTIONS

Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.

Thrivent Large Cap Stock Portfolio. To seek long-term capital growth.

Thrivent Large Cap Index Portfolio. To seek total returns that track the performance of the S&P 500* Index.

Thrivent Equity Income Plus Portfolio. To seek income plus long-term capital growth.

Thrivent Balanced Portfolio. To seek long-term total return through a balance between income and the potential for long-term capital growth.

Thrivent High Yield Portfolio. To achieve a higher level of income, while also considering growth of capital as a secondary objective.

Thrivent Diversified Income Plus Portfolio. To seek to maximize income while maintaining prospects for capital appreciation.

Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital.

Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Barclays Capital Aggregate Bond Index.

Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.

Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation.

Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

1 As of June 28, 2013, you will only be permitted to add contributions to this Portfolio’s Subaccount if you had assets in this Portfolio’s Subaccount as of June 27, 2013.

* “Standard & Poor’s®”, “S&P®”, “Standard & Poor’s 500”, “500”, “Standard & Poor’s SmallCap 600 Index”, “S&P SmallCap 600 Index”, “Standard & Poor’s MidCap 400 Index” and “S&P MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Contract, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)

INVESTMENT OPTIONS

We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund’s operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.

Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company (“Thrivent Life”), and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:

♦	Changes in state insurance laws;

♦	Changes in Federal income tax law;

♦	Changes in the investment management of the Fund, or

♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.

If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.

The Fund is registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

INVESTMENT OPTIONS

Investment Management

We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:

Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent Partner Technology Portfolio
Sectoral Asset Management Inc.	Thrivent Partner Healthcare Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
Turner Investments, L.P.	Thrivent Partner Small Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Small Cap Value Portfolio
Goldman Sachs Asset Management, L.P.	Thrivent Partner Mid Cap Value Portfolio

Aberdeen Asset Managers Limited, DuPont Capital Management Corporation, Goldman Sachs Asset Management, L.P., Mercator Asset Management, LP, Principal Global Investors, LLC, and Victory Capital Management Inc.

Thrivent Partner Worldwide Allocation Portfolio
Calvert Investment Management, Inc. and Atlanta Capital Management Company, LLC	Thrivent Partner Socially Responsible Stock Portfolio
Calamos Advisors LLC	Thrivent Partner All Cap Growth Portfolio
OppenheimerFunds, Inc.	Thrivent Partner All Cap Value Portfolio
Pyramis Global Advisors, LLC	Thrivent Partner All Cap Portfolio
T. Rowe Price Associates, Inc.	Thrivent Partner Growth Stock Portfolio

We, as investment adviser, pay each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.

Addition, Deletion, Combination, or Substitution of Investments

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.

If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

INVESTMENT OPTIONS

Fixed Account

On or before the Annuity Date, you may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. After the Annuity Date, you may no longer transfer out of the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest rate credited for a Contract without any optional death benefits. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, annual administrative charges, and transfer charges.

Fixed Period Allocations and the Market Value Adjustment Account

You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account (“MVA Account”). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment (“MVA”).

At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if we receive proper authorization from you) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.

Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered. The adjustment is determined by multiplying the total amount surrendered times:

(n/12) [(1 + i)/(1 + j + .0025)] -1

where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender is made;

INVESTMENT OPTIONS

j is the Treasury Rate for the week prior to the date of surrender for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of “n” months, then “j” will be determined by linear interpolation of rates for maturity periods closest to “n” months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.

MVAs will be applied before any surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.

As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, “i” is equal to 9%, “j” is equal to 9.25%, and “n” is equal to 60. To calculate the MVA, we divide the sum of 1.00 and “i”, 1.09, by the sum of 1.00 and “j” and .0025, or 1.095. The resulting figure, .995434, is then taken to the fifth, or “n”/12th power. From this amount, ..977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If “j” had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 (“1933 Act”), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

RISKS

This annuity has some risks which may include the following:

♦	The investment options you choose may lose value, and the Accumulated Value of your contract can go down;

♦	Depending on the contract features you select, your investment options may be limited;

♦	This annuity has liquidity risk because a surrender charge may apply to full or partial surrenders made during the surrender charge period;

♦	In addition to taxes on gain, there may be a tax penalty if you withdraw money from the annuity prior to age 59 1/2;

♦

If you elect a Settlement Option, you will only receive periodic annuity payments as frequently as you selected. There is a risk that your annuity payments will not keep pace with your personal expenses. If you choose a life income with no guaranteed period, there is a risk that you will die prematurely and no death proceeds will be paid to your beneficiaries.

THE CONTRACT

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial representatives who is also a registered representative of Thrivent Investment Management Inc. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

♦

The amount of your initial premium. This premium must be at least $5,000 unless your Contract is issued in connection with a Qualified Plan. If your Contract is issued in connection with a Qualified Plan, the minimum acceptable premium is $2,000 or $1,000 if electronic payments of $100/month are established.

♦	How you want your premiums allocated among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations. We reserve the right to limit the number of allocations to subaccounts.

♦	Whether you want to add the Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

♦	Whether you want an optional death benefit.

♦	The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant.

♦

Premium amounts of $1 million or greater will require prior approval, and we reserve the right to limit the total amount of all premiums paid on the Contract to $1 million. We reserve the right to decline future applications if the premium on an owner’s and/or annuitant’s Contract is $1 million or greater.

From time to time, we may offer to exchange older variable annuity contracts previously issued by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract described in this prospectus. Such exchange offers will be made available only for contracts that have not yet started making annuity payments. Any new contract resulting from such exchange will have the same Issue Date as the Contract being exchanged only for purposes of calculating surrender charges, if applicable.

Processing Your Application

We will process your application when we receive it. Your Contract’s Date of Issue is generally the date you sign the application. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and we will return the initial premium unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums

At the end of the Valuation Period during which we approve your application, we will allocate your initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount’s Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.

The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or by telephone if you have that authorization. Unless specifically designated otherwise, any change will apply to all future premiums unless you request another change.

THE CONTRACT

If you add the GLWB Rider, you must allocate 100% of the Accumulated Value to one eligible Subaccount (see GLWB Rider). Premiums may only be paid during the GLWB Waiting period. We must approve any such allocation with less than $25,000 of Accumulated Value.

The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a “free look” period of 10 calendar days (some states require a longer free look period, which will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning the Contract and providing Written Notice of cancellation to our Service Center or a financial representative. Once we receive the Contract and notice of cancellation, we will cancel the Contract and refund to you an amount equal to the Accumulated Value. The Accumulated Value may be more or less than your premium payment depending upon the investment performance. This means you bear the risk of any decline in your Accumulated Value until we receive your Contract and notice of cancellation. However, in certain states we must return your premium payment, if greater.

In addition to the “free look” period described, if your Contract is an IRA and you revoke it within 7 days after initially receiving the IRA disclosure, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

Accumulated Value of Your Contract

On or before the Annuity Date, your Contract’s value is expressed as its Accumulated Value. Your Contract’s Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract’s Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract’s Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation

On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.

Accumulation Units. Transactions in and out of a Subaccount are made by crediting or reducing the number of Accumulation Units of the Subaccount in your Contract.

We credit your Contract with Accumulation Units of a Subaccount when:

♦	You allocate premiums to that Subaccount;

♦	You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount; or

THE CONTRACT

♦	The amount necessary to satisfy a return protection guarantee is added to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

♦	You transfer Accumulated Value out of that Subaccount into another Subaccount, the Fixed Account, or a Fixed Period Allocation;

♦	You make a surrender from that Subaccount;

♦	Transfer charges are applied against the Subaccount; or

♦	The annual administrative charge is applied to the Subaccount.

Accumulation Unit Value. For each Subaccount, there are multiple accumulation unit values, depending upon the different risk charges assessed against the Contracts participating in that Subaccount. A risk charge varies depending on the feature(s) selected. A Subaccount’s Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1)	Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2)	Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor. The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1)	Is the sum of:

(a)	The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

(b)	The per share amount of any dividend or capital gain distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period; plus or minus

(c)	A per share charge or credit for any taxes reserved that we determine to be a result of the investment operation of the Portfolio.

(2)	Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.

(3)	Is the factor representing the risk charges deducted from the Subaccount on a daily basis for the annual product expenses. Total product expenses will vary based on the optional benefits, if any, selected by you for your Contract. See Fee and Expense Tables for specific charges.

Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value before the deduction of any annual administrative charge is less than $600 and you have not paid a premium during the previous 36-month period. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Return Protection Allocations (RPA)

The RPA Benefit. Return Protection Allocations (RPAs) are no longer available for election under the Contract. If you currently have a Return Protection Allocation (RPA), the guarantees associated with your benefit will continue through the end of your allocation period.

THE CONTRACT

RPA Benefits That Are No Longer Available. The prospectus Appendix C includes information on RPA allocation periods, subaccount options, and guarantees that we no longer offer to new allocations or renewals.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider

The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (the “Rider”) is an optional benefit that allows you to withdraw up to a guaranteed withdrawal amount (GWA) each Contract Year for as long as the Rider is in force. GWA payments are not subject to a surrender charge and may be withdrawn each Contract Year after the GLWB Calculation Date, described below. The GWA will vary based on the Age the Rider is added, the Age additional premium payments are made, and the length of time the Contract Owner waits to set guaranteed values. These factors determine the applicable Withdrawal Percentage and Benefit Base, described below, that are used to compute the GWA.

Generally, the longer the GLWB Rider is in place before you begin taking the GWA, the greater the GWA will be. The period of time before you begin taking the GWA is called the GLWB Waiting Period. See GLWB Waiting Period, below. The period of time after you begin taking the GWA is called the GLWB Withdrawal Period. See GLWB Withdrawal Period, below. The GWA will also be affected if you take Excess Partial Surrenders, which are surrender amounts in excess of the GWA in any Contract Year. See Effect of Excess Partial Surrenders, below.

The Rider also guarantees the return of the Accumulated Value on the Rider Date of Issue plus premiums added less adjustments for partial surrenders taken and charges deducted to the Contract Owner’s beneficiary if the Annuitant dies before the Annuity Date and before the foregoing guaranteed amount has been returned through guaranteed withdrawals. This guaranteed amount is called the GLWB Survivor Benefit and is subject to certain conditions. See GLWB Survivor Benefit, below.

We impose a GLWB Risk Charge for this benefit as a percentage of average daily Accumulated Value based on the Subaccount you choose. This charge will not exceed 1.25% and is in addition to the Contract’s Mortality and Expense Risk Charge. See GLWB Risk Charge, below. During the GLWB Withdrawal Period (described below), each Contract Year we will waive surrender charges provided your cumulative surrenders during a Contract Year do not exceed the GWA for that Contract Year or 10% of the Accumulated Value at the time the first partial surrender is made in that Contract Year.

You may purchase the GLWB Rider as a part of your Contract at the time the Contract is issued or after your Contract is issued, if a GLWB Rider is still being offered. At the Date of Issue of the Rider the Annuitant must be at least 50 years of age, and no more than 85 years of age. When the GLWB Rider is issued, the premium or the Accumulated Value of the Contract should be at least $25,000. We must provide prior approval before issuing a GLWB Rider if the premium or Contract’s Accumulated Value is less than $25,000 or equal to or greater than $1 million. We do not offer the GLWB Rider on Contracts with joint annuitants. The GLWB Rider is not available while any of the following optional benefits are in force:

♦	Maximum Anniversary Death Benefit;

♦	Premium Accumulation Death Benefit;

♦	Earnings Addition Death Benefit; or

♦	Return Protection Allocation.

If you do have any of the above benefits, they would have to be cancelled before we can issue the GLWB Rider. Neither Dollar Cost Averaging nor Asset Rebalancing is available if you have the GLWB Rider. You should carefully consider whether the absence or cancellation of these benefits is appropriate for you before electing the GLWB Rider.

If your Contract is used in a Qualified Plan or 403(b) Plan, you are subject to restrictions on withdrawals you

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may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing an optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the Federal Tax Status section in the Prospectus. The GLWB Rider is not available within Inherited IRAs and certain employer-sponsored plans. We reserve the right to discontinue or modify our GLWB Rider offering at any time.

GLWB Waiting Period. The GLWB Waiting Period begins when the Rider is issued and continues until you establish your GLWB Calculation Date. During both the GLWB Waiting and Withdrawal Periods, we will compute the Benefit Base, which we use to calculate the amount of GWA. On the GLWB Rider Date of Issue, the Benefit Base is equal to the Accumulated Value. If the GLWB Rider is issued on the Contract’s Date of Issue, the Benefit Base will equal the initial premium into the Contract. If the Rider is added after the Contract is issued, the Benefit Base will equal the Accumulated Value that is transferred to the Subaccount you choose on the Date of Issue of the Rider. At the time the GLWB Rider is added, you must allocate all of your Accumulated Value to only one of the following investment options:

♦	Thrivent Moderately Aggressive Allocation Subaccount;

♦	Thrivent Moderate Allocation Subaccount; or

♦	Thrivent Moderately Conservative Allocation Subaccount.

If the Date of Issue of the GLWB Rider is after the Contract’s Date of Issue, the Accumulated Value will be transferred on the Date of Issue of the Rider to the Subaccount elected by you. A Market Value Adjustment will apply to the Accumulated Value that is transferred from a Fixed Period Allocation more than 30 days before the end of its allocation period. The Market Value Adjustment may increase or decrease the amount transferred. See Investment Options—Fixed Period Allocations and the Market Value Adjustment Account for a description of the Market Value Adjustment.

While the GLWB Rider is in force, transfer to another Subaccount is restricted. Restrictions include:

♦	Allocation transfer must be 100% to another Allocation Subaccount (as outlined above as a permissible investment option).

♦	Transfers may only be made if the Benefit Base is increased to equal the Accumulated Value on the Contract Anniversary in accordance with the Rider.

♦	The request to transfer must be made before the end of the valuation day by the 45th day after your Contract Anniversary.

Automatic transfers are not allowed while the GLWB Rider is in force.

Benefit Base during the GLWB Waiting Period. On each Contract Anniversary during the GLWB Waiting Period, the Benefit Base is ratcheted up to equal the Accumulated Value at the end of the prior day if such adjustment would increase the Benefit Base. If the Accumulated Value is less than the current Benefit Base, then the ratchet feature does not change the Benefit Base. The Benefit Base is increased by any premiums that we receive before the GLWB Calculation Date. However, no premiums can be paid within one year from any partial surrender.

During the GLWB Waiting Period, the Benefit Base is decreased in the event a partial surrender is taken or when the annual administrative charge is taken. The Benefit Base is decreased by the amount taken if the Benefit Base is less than or equal to the Accumulated Value. Otherwise, the Benefit Base is decreased by the same proportion that the Accumulated Value is decreased by the amount taken.

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Example:

A $5,000 partial surrender is taken from a Contract in which the Accumulated Value is $90,000, but the Benefit Base is $100,000. The resulting Benefit Base would be calculated as follows:

[1- (5,000/90,000)] x 100,000 = $94,444.44

The Benefit Base on the Contract Anniversary that you elect to be the GLWB Calculation Date is adjusted as described above for any premiums allocated and partial surrenders made on or after that Contract Anniversary and before we receive notification of your election of the GLWB Calculation Date.

GLWB Withdrawal Period. The GLWB Waiting Period ends and the GLWB Withdrawal Period begins on the GLWB Calculation Date. To set your GLWB Calculation Date, you must notify us within 45 days after an eligible Contract Anniversary. An eligible Contract Anniversary is any Contract Anniversary on or after the Contract Anniversary the Annuitant reaches 62 years of age and on or before the Annuity Date. Once you provide the proper notification, the most recent Contract Anniversary date will become the GLWB Calculation Date. No further premiums will be accepted after you elect the GLWB Calculation Date. If you do not elect a GLWB Calculation Date before your Annuity Date, the GLWB Calculation Date will be the Annuity Date. Once the GLWB Calculation Date is set, the GWA is calculated. The calculation continues annually until the Rider terminates. No Annual Administrative Charge is deducted during this period.

Benefit Base during the GLWB Withdrawal Period. On any Contract Anniversary after we receive notice of your election of the GLWB Calculation Date and on or before the date that the Annuitant reaches Age 90, the Benefit Base is adjusted to equal the Accumulated Value at the end of the prior day if the adjustment will increase the Benefit Base. After we receive notice of your election of the GLWB Calculation Date, the Benefit Base will be reduced for GLWB Excess Surrenders, defined below, but will not be reduced by the amount of the GWA. The amount of the reduction is described below under Effects of partial surrenders during the GLWB Withdrawal Period.

Withdrawal Percentage. The Withdrawal Percentage is the percentage that is applied to the Benefit Base to determine the GWA. The initial Withdrawal Percentage is determined on the GLWB Calculation Date. The Withdrawal Percentage is based on the Annuitant’s Age at which each premium payment is made and the waiting period from the premium payment date until the GLWB Calculation Date. The initial Withdrawal Percentage is equal to the weighted average of each adjusted premium multiplied by the applicable Percentage Applied from the table below, as follows:

1)	the sum of adjusted premiums, each multiplied by its Percentage Applied shown in the table below; divided by

2)	the sum of adjusted premiums.

Annuitant’s Age on Date of Premium Allocation	Percentage Applied Full Contract Years from the Date of Premium Allocation to the GLWB Calculation Date
	0-4	5-9	10-14	15+
50-56	—	4.5%	5.0%	6.0%
57-61	4.0%	4.5	5.5	6.5
62-66	4.0	5.0	6.0	7.0
67-71	4.5	5.5	6.5	7.5
72-76	5.0	6.0	7.0	7.0
77-81	5.5	6.5	6.5	6.5
82+	6.0	6.0	6.0	6.0

Each premium payment will be assigned a Percentage Applied. The Withdrawal Percentage used to determine the GWA is calculated as the weighted average of the Percentages Applied.

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For example, assume the Accumulated Value at the time the Rider is added is $100,000 and the Annuitant is age 62. Two years later at the Annuitant’s age 64, the Annuitant makes an additional premium of $50,000. Then at age 68, the Annuitant adds another $50,000 premium payment. The Annuitant decides to begin taking the GWA at age 72. From the chart above, the weighted Withdrawal Percentage would be:

[(100,000 x 6%) + (50,000 x 5%) + (50,000 x 4.5%)]	= 5.375%
200,000

For purposes of calculating the Withdrawal Percentage, adjusted premiums are determined by subtracting the amount of partial surrenders taken from premiums paid on a last-in, first-out basis at the time the partial surrender is taken. Generally, the Withdrawal Percentage will be higher if premiums are paid earlier and if partial surrenders are made later.

For example, if the Annuitant in the preceding example took a partial surrender of $10,000 at Age 63, and a partial surrender of $5,000 at age 69, the weighted Withdrawal Percentage would be:

[(90,000 x 6%) + (50,000 x 5%) + (45,000 x 4.5%)]	= 5.365%
185,000

In addition, premiums paid within the first three months after a Contract Anniversary will be treated as if they were allocated on that Contract Anniversary and at the Age on that Anniversary. All other premiums allocated during the GLWB Waiting Period will be treated as if they were allocated on the next Contract Anniversary after the date of allocation and at the Age on that Anniversary. This treatment of premiums is only for purposes of assigning the Percentage Applied to the adjusted premium amount.

For example, assume an Annuitant’s Contract Anniversary falls on May 1 of each year. If the Annuitant pays a premium on August 1 of the current year (i.e., within 3 months of the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of that year and at the Age on that Contract Anniversary. If the Annuitant pays a premium on September 1 of the current year (i.e., more than 3 months after the May 1 Contract Anniversary), that premium will be treated as if it were allocated on May 1 of the following year at the Age on May 1 of the following year.

Guaranteed Withdrawal Amount (GWA). You will need to notify us when you want to begin taking the GWA. The GWA is the amount that can be withdrawn each Contract Year without a surrender charge. The GWA is determined on the GLWB Calculation Date and each Contract Anniversary thereafter. The GWA is equal to the Benefit Base (not to exceed $5 million) multiplied by the Withdrawal Percentage. The GWA may change from year to year depending on whether the Benefit Base was increased, as described above, or decreased as a result of GLWB Excess Surrenders. On any day that the Benefit Base is decreased during the GLWB Withdrawal Period, the GWA will be adjusted, effective as of the next Contract Anniversary, to equal (a) the lesser of the Benefit Base on that date or $5,000,000, multiplied by (b) the Withdrawal Percentage, and the GWA will decrease proportionately. On any Contract Anniversary that the Benefit Base has increased during the GLWB Withdrawal Period to equal the Accumulated Value in accordance with the Rider, the Withdrawal Percentage will be compared to the Withdrawal Percentages in the following table based on the current Age of the Annuitant. The larger of the two Withdrawal Percentages will become the new Withdrawal Percentage. The following table is based on your Age under your Contract.

Annuitant Age on Contract Anniversary	Attained Age Percentage Applied
67-71	4.50%
72-76	5.00%
77-81	5.50%
82-90	6.00%

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The lesser of the increased Benefit Base or $5 million will be multiplied by the new Withdrawal Percentage to determine your new GWA. If the Benefit Base increases, your GWA will increase. Your GWA will not decrease unless your Benefit Base decreases. Any decrease in your GWA is effective on the following Contract Anniversary. No surrender charges will apply when partial surrenders are made during the GLWB Withdrawal Period except to the extent that total surrenders in a Contract Year exceed the greater of (a) the GWA, or (b) 10% of the Accumulated Value at the time of the first partial surrender in that Contract Year. Withdrawals of the GWA are taxed in the same manner as partial surrenders under the Contract. See Taxation of Partial and Full Surrenders.

Withdrawals after your Annuity Date. While the GLWB Rider is in force, beginning on the Annuity Date, you will be required to withdraw a minimum amount from your Contract each year called a Required Withdrawal Amount. While the GLWB Rider is in force, instead of paying the Annuity Income beginning on the Annuity Date according to the Contract, we will pay you an amount equal to the excess, if any, of the Required Withdrawal Amount over the sum of any partial surrenders you have taken during that Contract Year. The Required Withdrawal Amount is the greater of (a) your GWA, and (b) the Accumulated Value at the end of the prior Contract Year multiplied by the Amortization Factor for the Age in the current Contract Year. Amortization Factors will not exceed the factors shown in the table below:

Amortization Table Used after the Annuity Date
Age	Factor	Age	Factor
90	6.04%	101	10.40%
91	6.24	102	11.28
92	6.47	103	12.36
93	6.71	104	13.70
94	7.00	105	15.43
95	7.31	106	17.72
96	7.66	107	20.93
97	8.06	108	22.63
98	8.52	109	33.30
99	9.05	110	47.14
100	9.67	111+	52.63

Based on your circumstances, you may want to consider annuitizing rather than continuing the GLWB. Before the Annuity Date, you will be informed of your options to continue with the GLWB or to annuitize your contract. If you want the flexibility to increase your partial surrenders or if you want access to the Accumulated Value at any time, you may want to continue the GLWB. If you do not need this flexibility, you should consider annuitizing by electing a settlement option instead. Settlement options may provide higher guaranteed payments and longer guaranteed periods, depending on the option you select.

If a Required Minimum Distribution (RMD) is defined for the Contract by Section 401(a)(9) of the Internal Revenue Code, then at the end of each calendar year, we will pay you an amount equal to the excess, if any, of the RMD determined by us for that calendar year over the sum of any partial surrenders you have taken during that calendar year.

Any amounts that we pay will be treated as partial surrenders under the Contract.

Effects of partial surrenders during the GLWB Withdrawal Period. If the sum of partial surrenders within a Contract Year exceeds the greatest of:

♦	the GWA for that Contract Year,

♦	the RMD for that calendar year, if any, as we determine for the Contract, or

♦	if that day is in a Contract Year that began in the prior calendar year, the RMD, if any, for the prior calendar year that we determine for this Contract;

this excess amount is a GLWB Excess Surrender. Any subsequent partial surrender taken within the same Contract Year in which a GLWB Excess Surrender is made will also be considered a GLWB Excess Surrender. A GLWB Excess Surrender affects the calculation of the Benefit Base. If the Benefit Base is less than or equal to the Accumulated Value, the Benefit Base is decreased by

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the amount of the GLWB Excess Surrender. If the Benefit Base is greater than the Accumulated Value, the Benefit Base is decreased by the same percentage as the Accumulated Value according to the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

No surrender charges will apply to partial surrenders made during the GLWB Withdrawal Period to the extent partial surrenders in a Contract Year do not exceed the greater of the GWA for that Contract Year, or 10% of the Accumulated Value at the time of the first partial surrender in a Contract Year.

GLWB Survivor Benefit. If the Annuitant dies during the GLWB Withdrawal Period and before the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of any death proceeds under the Contract. If the Annuitant dies after the Annuity Date, the beneficiary may elect to receive the GLWB Survivor Benefit, if any, in lieu of the Accumulated Value of the Contract. The survivor should work with a financial representative to determine whether to take a lump sum standard death benefit, the fixed amount settlement option offered as the Survivor Benefit, or the commuted value of the Survivor Benefit. The beneficiary must notify us of their election to receive the GLWB Survivor Benefit within 60 days after we receive proof of death of the Annuitant. On the date the GLWB Rider is issued, the GLWB Survivor Benefit equals the Accumulated Value. Thereafter, the GLWB Survivor Benefit increases on a day we apply a premium by the amount of the premium, and decreases on a day in which a partial surrender or annual administrative charge is deducted by the amount of the partial surrender or administrative charge. However, if a GLWB Excess Surrender is taken, the GLWB Survivor Benefit is decreased as follows: if the GLWB Survivor Benefit is less than or equal to the Accumulated Value, the Benefit is decreased by the amount of the surrender; or, if the GLWB Survivor Benefit is greater than the Accumulated Value, the benefit is first decreased by the amount of the partial surrender that does not represent the GLWB Excess Surrender. The remaining amount is then decreased by the following ratio:

a
b - (c-a)

Where:

a = GLWB Excess Surrender amount

b = Accumulated Value prior to surrender

c = partial surrender amount

We will pay the GLWB Survivor Benefit in equal amounts under a settlement agreement. Payments will continue until the sum of payments equals the GLWB Survivor Benefit. The payment period will not exceed the life expectancy of the beneficiary. If the Annuitant dies before the Annuity Date and the spouse of the Annuitant is the sole primary beneficiary, the surviving spouse may elect to continue the Contract as Annuitant and owner. At the time this election becomes effective, the Accumulated Value of the Contract and any excess of Death Proceeds over the Accumulated Value on that date will remain in the Subaccount in which the Accumulated Value was allocated at that time, but will no longer be subject to the GLWB Risk Charge. We account for this by crediting the surviving spouse with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. This election results in a termination of the GLWB Rider. If the election to continue the Contract is not made within 60 days from the date we receive proof of death, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. This also results in the termination of the GLWB Rider.

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Termination of the GLWB Rider. You may terminate the GLWB Rider at any time provided it is at least two years after we issued the Rider. The termination will be effective on the date we receive Written Notice from you. The Rider also terminates at the earliest of any of the following events:

♦	the date of Contract termination;

♦	the date we receive satisfactory proof of the death of the Annuitant;

♦	the date you elect to receive annuity income under the Contract;

♦	the date during the GLWB Waiting Period that the sum of partial surrenders made and annual administrative charges deducted for this Contract exceeds the sum of premiums paid; or

♦	the date during the GLWB Withdrawal Period that the Benefit Base is reduced to zero.

If the Contract terminates because the GWA that is surrendered exceeds the Accumulated Value, we will continue to pay you the GWA each year for as long as the Annuitant is alive under a settlement agreement that we will issue. If the GLWB Rider terminates for reasons other than the termination of the entire Contract, the Accumulated Value will remain in the same Subaccount but will no longer be subject to the GLWB Risk Charge, unless you request a different allocation. We account for this by crediting you with Subaccount accumulation units that are not subject to the GLWB Risk Charge in lieu of units that are subject to the Charge. Once the GLWB Rider terminates, the GLWB Risk Charge will also cease. If the Rider terminates after the Annuity Date and there is Accumulated Value remaining, we will begin paying Annuity Income according to the Contract.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend upon the terms of the settlement option. The amount of the death benefit will be the sum of (1) and (2) where

(1)	Is the greatest of:

(a)	The Basic Death Benefit;

(b)	The Maximum Anniversary Death Benefit, if any; and

(c)	The Premium Accumulation Death Benefit, if any.

(2)	Is the amount of the Earnings Addition Death Benefit, if any.

We calculate the death benefit at the end of the Valuation Period during which we receive at our Service Center satisfactory proof of the death of an Annuitant. Any amount of the death benefit in excess of the Accumulated Value will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of the excess based on amounts in Fixed Period Allocations will be allocated to Thrivent Money Market Subaccount, and any portion of the death proceeds based on an RP subaccount will be allocated to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. Once calculated, death proceeds may continue to be subject to the investment experience of the Variable Account. When based on the investment experience of the Variable Account, death proceeds may increase or decrease daily and are not guaranteed for a minimum dollar amount. Only when the beneficiary provides the claim form and all claim requirements in good order will that beneficiary’s share of the death proceeds be removed from the market so that claim payment can be made. In the case of multiple beneficiaries, we must receive a completed form from each beneficiary. We process each claim independently. Surrender charges do not apply to death proceeds.

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Example of calculation of death proceeds:

Harry died on June 20. Since the Contract’s issue date, Harry contributed a total of $300,000 of premium payments to his Contract and made no withdrawals. On June 25, we received proof of death. The current Accumulated Value of Harry’s Contract on that day was $275,000. The basic death benefit provides for an infusion to the Contract if the total premiums payments ever exceed the Accumulated Value when we receive satisfactory proof of death. We determined Harry’s basic death benefit by comparing the following:

Comparison Values
Total premiums paid	$300,000
Accumulated Value	$275,000

Basic Death Benefit	$300,000

Since the highest value is $300,000, an amount is infused into the Contract to bring the value of the contract up to $300,000 ($25,000 + $275,000 = $300,000). This amount equals the death proceeds.

Death Proceeds fluctuate daily and are not guaranteed as to minimum dollar amount. No proceeds are distributed until we receive the claim form in good order.

Example of Paying Death Proceeds to Beneficiaries:

On June 25, we received satisfactory proof of death; we determined that the death proceeds were $300,000 as of that day (30,000 accumulation units x $10 each). Harry’s two children are the beneficiaries and are entitled to  1/2 each (as a result, each one is entitled to 15,000 accumulation units). Beneficiaries submit their claim forms on different dates. As a result they receive the following:

Date	Beneficiary	Accumulation Unit Value	Death Claim Amount Received
July 10	Jenny	$11	15,000 x $11= $165,000
July 20	Garth	$9	15,000 x $9= $135,000

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions—Settlement Options.

Basic Death Benefit

A Basic Death Benefit is payable if the Annuitant dies before the Annuity Date. The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1)	As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2)	As of the day a partial surrender or annual administrative charge is taken, the sum is decreased by the same proportion as the Accumulated Value was decreased by that amount.

Death Benefit Options

Any additional death benefits options must be set up at the time of application. Additional death benefit options may not be added after the Contract is in force.

Additional Death Benefits are only payable if the Annuitant dies before the Annuity Date.

Death Benefit Options are not available if any Annuitant(s) Issue Age is 75 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated Value on that anniversary adjusted as follows for any premiums paid or amounts taken after that date:

(1)	As of the day a premium is received by us, the benefit is increased by the amount of that premium.

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(2)	As of the day that a partial surrender or annual administrative charge is taken, the benefit is decreased by the same proportion as the Accumulated Value was decreased by that amount.

On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or amounts taken after that anniversary.

Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:

(1)	The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders and annual administrative charges. As of the day that a partial surrender or annual administrative charge is taken, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the amount taken; and

(2)	Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum of the amount calculated above on the Age 80 Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders or annual administrative charges taken after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1)	The adjusted sum of premiums determined for the Basic Death Benefit; and

(2)	The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders or annual administrative charges taken after that anniversary. As of a day that a partial surrender or annual administrative charge is taken, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the amount taken.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, you may name a successor owner who will become an owner of this contract at your death. If an owner who is not the Annuitant dies before any Annuitant and before the Annuity Date, we will pay the Cash Surrender Value to the surviving owners in proportion to each owner’s percentage of ownership. The Cash Surrender Value must be paid within five years of the owner’s death. If your successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death and must be made over a period that does not extend beyond the life or life expectancy of the successor owner, as applicable. If your spouse is the sole surviving owner, then the spouse may elect, in lieu of receiving the Cash Surrender Value, to continue this contract in force as owner.

Spouse Election to Continue the Contract

If an Annuitant dies before annuity payments begin and that Annuitant’s spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case the surviving spouse will become and be treated as the

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Annuitant and owner effective on the date that the death proceeds are calculated (“Exchange Date”). Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that:

(1)	any portion of the increase based on amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount; and

(2)	any portion of the increase based on an RP subaccount will be applied to a corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount

(3)	the Accumulated Value of the Contract on the Exchange Date and any excess of Death Proceeds over the Accumulated Value on that date will be transferred from the GLWB subaccount to a Subaccount investing in the same underlying portfolio without the GLWB benefit.

If an election to receive death proceeds or to continue the Contract is not made within 60 days, the surviving spouse will be deemed to have elected to continue the Contract effective on the Exchange Date. The spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.

If the surviving spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value on the Exchange Date. In addition, if there was Dollar Cost Averaging of the Fixed Account on the Contract, this feature will continue on the Contract of the surviving spouse.

Federal law may limit the rights and/or tax benefits available for Contract continuation for state recognized same sex or civil union partners.

If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death of Annuitant After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any amounts payable will depend on the terms of the settlement option. See Annuity Provisions—Settlement Options.

Surrender

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by completing an approved surrender form and sending it to our Service Center. The surrender or partial surrender will not be processed until we receive your surrender request at our Service Center in good order. If we receive your surrender request before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, it will receive that day’s valuation.

You may perform certain transactions online or over the telephone if we receive proper authorization from you. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders and may require an employer signature. See Federal Tax Status—Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or

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decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions—Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which: (1) is at least $200 (except when used to pay premiums on a Thrivent Contract); (2) does not exceed the Accumulated Value; and (3) does not reduce the remaining Accumulated Value in the Contract to less than $1,000.

If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $1,000, we may contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $1,000 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we reserve the right to treat your request as a request for a full surrender.

If there is no MVA, surrender charge, or tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.

After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However,

surrender may be allowed under certain settlement options. See Annuity Provisions—Settlement Options.

You must have a Medallion Signature Guarantee if you want to surrender or withdraw a value of $500,000 or more. Certain surrender requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent registered representative. These authentication procedures are designed to protect against fraud. Such an authentication procedure would be required for:

♦	Surrender of a value of $100,000 or more;

♦	Request to send redemption proceeds to an address other than the one listed on the account;

♦	Request to wire funds or directly deposit funds to a bank account with a bank name registration different than the bank name of the account;

♦	Request to make redemption proceeds payable to someone other than the current owner;

♦	Request to withdraw or surrender if there has been a change of address on the account within the preceding 15 days; and

♦	Certain other transactions as determined by us.

A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent Financial approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial representative requires the verification and witness of your signature by a Thrivent Financial representative. A withdrawal or

THE CONTRACT

surrender may result in adverse tax consequences, including the imposition of a 10% federal premature distribution penalty. For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

For more complete instructions pertaining to your individual circumstances, please contact our Service Center at (800) 847-4836.

Transfers Of Accumulated Value

On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract’s Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.

You can request a transfer in two ways:

(1)	By giving us Written Notice; or

(2)	Notice by telephone if we receive proper authorization from you.

We will process your transfer request prior to the close the regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Valuation Day. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:

♦	Transfers involving the GLWB are restricted as to the timing and the type of Subaccount choice. (See GLWB Waiting Period)

♦

The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation may be made only within 30 days before the end of its allocation period.

♦	Transfers involving the RPA are restricted as to the timing and Subaccount choices. (See Return Protection Allocations)

♦

The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.

♦	The amount transferred to a Fixed Period Allocation cannot be less than $1,000.

♦

You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts. We reserve the right to limit the number of transfers you make in any Contract Year.

Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Frequent Trading Policies

Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and therefore unit values) thereby negatively impacting the performance of the corresponding Subaccount.

We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.

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As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number. See Fee Tables.

We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.

Exceptions may apply to Dollar Cost Averaging, automatic investment plans, systematic withdrawal plans or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.

If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.

In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.

Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent Financial is unable to detect and deter abusive trading practices.

Dollar Cost Averaging

You may choose one of two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts other than RP subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

You may not include the RP subaccounts, the Fixed Account or the Fixed Period Allocation as destinations for the dollar cost averaging program. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account. At the time of Application only, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the “DCA Fixed Account”) for automatic monthly transfers to one or more Subaccounts. You may not transfer to the RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the dollar cost averaging program. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period. Dollar cost averaging from the Fixed Account may not be added after your Contract is issued.

One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium,

THE CONTRACT

and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the last business day of the month. If the date falls on a weekend the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.

Money Market Dollar Cost Averaging. You may establish a dollar cost averaging program to make periodic transfers of at least the minimum amount required from the Thrivent Money Market Subaccount to the Subaccounts except the RP Subaccounts, the Fixed Account, and a Fixed Period Allocation. If the remaining amount to be transferred drops below the amount you established, the entire remaining balance will be transferred on the next transfer date and the dollar cost averaging program will terminate. Transfers will be made automatically on the date you choose (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Money Market has been depleted or until you notify us to discontinue the program. In order to begin, terminate or resume the program, we must receive Written Notice or notice by telephone (if you have such authorization).

Asset Rebalancing

On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. You may not include RP Subaccounts, the Fixed Account, or a Fixed Period Allocation in the asset rebalancing program. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. You may select any date to begin the asset rebalancing program (except the 29th, 30th, or 31st of a month) and whether to have your Subaccounts reallocated semiannually or annually. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form. To terminate the asset rebalancing program, you must provide Written Notice to us. The program will not terminate automatically by transferring your allocations to another subaccount.

Telephone and Online Transactions

You may perform certain transactions online or over the telephone if we receive proper authorization from you.

We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor telephone instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent Financial disclaims any liability for losses resulting from such transactions by not having been properly authorized. However, if Thrivent Financial does not take reasonable steps to help ensure that such authorizations are valid, Thrivent Financial may be liable for such losses. Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us

THE CONTRACT

with a written request. If due to malfunction or other circumstances, the recording of the Contract Owner’s telephone request is incomplete or not fully comprehensible, we will not process the transaction. We reserve the right to suspend or limit telephone transactions.

Owners can go online at www.thrivent.com to conduct online transactions or call the Service Center at (800) 847-4836 for telephone transactions.

Timely Processing

We will process all requests in a timely fashion. Requests received in good order prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Day will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Day. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Day. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.

Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

♦	You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

♦	If the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant.

♦	Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We must receive and approve any assignment request before it is effective. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax Status.

Contract Owner, Beneficiaries and Annuitants

The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner’s rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.

If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity

THE CONTRACT

proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner’s estate.

No Beneficiary change shall take effect unless received by Thrivent Financial at its principal office or corporate headquarters. When it is received, any change shall take effect as of the date the request for beneficiary change was signed, as long as the request for change was mailed or actually delivered to Thrivent Financial while the insured was alive. Such beneficiary change shall be null and void where Thrivent Financial has made a good faith payment of the proceeds or has taken other action before receiving the change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first seven Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge.

Surrender Charges
Contract Year	Percent Applied
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%

After Contract Year seven, there is no charge for making surrenders. In addition, during the first seven Contract Years we will limit or waive surrender charges as follows:

♦	Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

(1)	A settlement option for a fixed amount or a fixed period (including Option 3V described under Annuity Provisions—Settlement Options) if the accumulation period and the payment period equal or exceed the Surrender Charge period and the proceeds are not subsequently withdrawn.

(2)	Options which involve a life income, including Option 4V or 5V described under Annuity Provisions—Settlement Options.

♦

Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This “Ten Percent Free” is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

♦

Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant’s total disability (according to the limitations of your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.

CHARGES AND DEDUCTIONS

♦

Confinement of the Annuitant or the Annuitant’s Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant’s spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.

♦

Terminal Illness of the Annuitant or the Annuitant’s Spouse. There is no surrender charge if the Annuitant or the Annuitant’s spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

♦

Loss of the Annuitant’s Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

♦

Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

The limitations or waivers of surrender charges described above may not be available in all states. Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of three basic types:

♦

Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

♦	Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

♦	Investment Risk. This is the risk that we will need to pay the guarantee associated with an RPA.

As compensation for assuming these risks, we deduct a daily risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more optional benefits. The Fee and Expense Tables set forth above list the risk charges for various optional benefits for a Contract. Contracts pending payout due to a death claim are charged at an annual rate of 0.95%. We guarantee that the risk charge for your Contract will never exceed the annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the risk charge for Annuity Unit Values is 1.25% without the GLWB Rider in effect, or a maximum of 2.50% with the GLWB Rider in effect.

If the risk charge is insufficient to cover the actual cost of the risks assumed by us, we will bear the loss. We will not reduce annuity payments to compensate for the insufficiency. If the risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.

RPA Charge. We impose a charge for the RPA benefit as a percentage of average daily accumulated value based on the RP subaccount and allocation period you

CHARGES AND DEDUCTIONS

chose. The maximum charge is 0.75%. This is in addition to the Mortality and Expense Risk charge. The current charge is 0.75%, except for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount which has a current charge of 0.50%. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%.

GLWB Risk Charge. We impose a charge for the GLWB Rider equal to a percentage of the average daily Accumulated Value invested in the Subaccount you chose. This charge is in addition to the Mortality and Expense Risk charge for the Contract. The current effective annual charge for the Rider is as follows, and may not be increased beyond the maximum of 1.25%. This charge is deducted from the Subaccount and reflected in the daily Accumulation Unit Value.

Chosen Subaccount	Current Annual GLWB Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge
Thrivent Moderately Aggressive Allocation Subaccount	1.25%	1.25%
Thrivent Moderate Allocation Subaccount	0.80%	1.25%
Thrivent Moderately Conservative Allocation Subaccount	0.50%	1.25%

The following are the maximum charges for a Contract with the GLWB:

	Guaranteed Maximum Mortality and Expense Risk Charge	Guaranteed Maximum Annual GLWB Risk Charge	Total Risk Charges
Contract Years 1-7	1.25%	1.25%	2.50%
Contract Years 8+	1.15%	1.25%	2.40%

In addition, charges may include the Annual Administrative Charge for Contracts with an Accumulated Value of $15,000 or less.

Annual Administrative Charge

On each Contract Anniversary, we will deduct an annual administrative charge from the Accumulated Value if:

(1)	the Accumulated Value on that day is less than $15,000; and

(2)	the sum of all premiums paid less all partial surrenders made on the Contract is less than $15,000; and

(3)	the sum of premiums paid less partial surrenders made during that the Contract Year just ended is less than $2,400.

The administrative charge will be $30 or, if less, 2% of the Accumulated Value on that Contract Anniversary. It will be taken from the Contract’s interest in each of the Subaccounts, Fixed Period Allocations, and the Fixed Account in the proportion that the value of each bears to the Contract’s Accumulated Value. For purposes of determining the allocation of the charge, the amount of a Fixed Period Allocation and the amount of the Accumulated Value will include any applicable MVA. If a portion of the charge is to be assessed against Fixed Period Allocations, such allocations will be taken on a first-in, first-out basis.

Transfer Charge

You may make 12 free transfers in each Contract Year. On subsequent transfers (other than the dollar cost averaging and asset rebalancing programs), you will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

CHARGES AND DEDUCTIONS

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

Expenses of the Fund

Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract’s Accumulated Value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. In general, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 90) or (2) seven years after the Issue Age. You may select a date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions. At the Annuity Date stated in your contract, we may, at our discretion, allow you to extend the Annuity Date.

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. After the Annuity Date, amounts payable, if any, depend on the terms of the settlement option.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first seven Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.

Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if we receive proper authorization from you). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.

We will pay you the annuity proceeds under a settlement agreement according to the annuity settlement option that you select. However, we will pay

ANNUITY PROVISIONS

the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an assumed investment rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

♦	Option 3V—Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

♦

Option 4V—Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

♦

Option 5V—Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 360 months.

In addition to these settlement options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate (“AIR”) and shows the amount of the initial annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of

ANNUITY PROVISIONS

3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments began prior to 2010, there is no age adjustment. If the annuity payments began during the years 2010 through 2019, the Annuitant’s Age is reduced one year. For each decade thereafter, the Annuitant’s Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant’s age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount’s Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount’s Annuity Unit Value is equal to (1) x (2) x (3) where:

(1)	Is that Subaccount’s Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2)	Is that Subaccount’s Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3)	Is a discount factor equivalent to the assumed investment rate.

The risk charge assessed against Annuity Unit Values is 1.25%.

GENERAL PROVISIONS

Entire Contract

Your entire insurance Contract is comprised of:

♦	the Contract including any attached riders, endorsements or amendments;

♦	the application attached to the Contract; and

♦	the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death proceeds or annuity payment amounts that are in the Variable Account if:

(1)	The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2)	An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Purchase Payments

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent does not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks or most third-party checks. If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received (1) after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or (2) on a date which is not a Valuation Day. In either of these two cases, the date of receipt will be deemed to be the next Valuation Day.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of federal law. Among other things, this program requires us, our financial representatives and customers to comply with certain procedures and standards that serve to ensure that our customers’ identities are properly verified and that premiums are not derived from improper sources. We reserve the right to verify any information received by accessing information maintained in databases internally or externally.

Applicable laws designed to prevent terrorist financing and money laundering might in certain circumstances, require us to block certain transactions until we receive authorization from the appropriate regulator.

Our anti-money laundering program is subject to change without notice to account for changes in applicable laws or regulations. We may also make changes as a result of our ongoing assessment of exposure to illegal activity.

Maintenance of Solvency

This provision applies only to values in the General Account and the MVA Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member’s fair share of the deficiency. If the payment is not made,

GENERAL PROVISIONS

it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report. We will mail your report to your last known address unless prior mailings have been returned undeliverable to us. We will make a reasonable effort in these situations to locate you in order to continue mailing your report and other related documents. Please notify the Service Center if your address has changed.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

In 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that the application of sex-distinct actuarial tables to employees based upon their gender in calculating the amount of retirement benefits violates Title VII of the Civil Rights Act of 1963. Because of this decision, employer-sponsored retirement plans may not use sex-distinct actuarial annuity rates in determining benefits.

Generally, annuity payments described in this Prospectus are determined using sex-distinct actuarial tables based on the Annuitant’s gender. However, annuity payments will be based on a gender neutral basis for the following:

♦	Contracts used in an employer sponsored retirement plan;

♦	Contracts issued in Massachusetts (beginning January 1, 2009); and

♦	Contracts issued in Montana (beginning October 1, 1985).

Contract Inquiries

You may make inquiries regarding the Contract by writing or calling our Service Center at 1-800-THRIVENT (1-800-847-4836).

FEDERAL TAX STATUS

General

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address any federal estate or gift tax consequences, or any state or local tax consequences, associated with the Contract. In addition, we make no guarantee regarding any tax treatment— federal, state, or local—of any Contract or any transaction involving a Contract.

Tax Status of the Variable Account

The Variable Account is not separately taxed as a “regulated investment company” under the Code, but rather is treated as our separate account. Under current law, both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without taxation to us. However, we reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that we incur and determine to be attributable to the Variable Account or the Contract.

Taxation of Annuities in General

The following discussion assumes that the Contract is not used in connection with a Qualified Plan.

Tax Deferral During Accumulation Period

In general, under current law, an increase in a Contract’s Accumulated Value is not taxable to the Contract Owner until received, either in the form of annuity income payments as contemplated by the Contract or in some other form of distribution. However, this rule applies only if: (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations; (2) the Company, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; (3) the Contract Owner is an individual (or an individual is treated as the Contract Owner for tax purposes); and (4) the Contract’s Annuity Date is not unduly delayed.

Diversification Requirements. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these rules, the Contract will not be treated as an annuity contract for federal income tax purposes, and so the interest or earnings credited to the Contract’s Accumulated Value in any year will be includible in the Contract Owner’s income that year for federal tax purposes. We expect that the Variable Account, through the Fund, will comply with these rules.

Ownership Treatment. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account used to support their contracts. In those circumstances, the account’s income and gains would be currently includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in IRS rulings in which the contract owners were determined not to be the owners of the

FEDERAL TAX STATUS

assets of a segregated asset account. For example, the Contract Owner has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in those rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.

Contracts Not Owned by Individuals. As a general rule, Contracts held by “nonnatural persons” such as a corporation, trust, or other similar entity are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. However, this rule generally will not apply to a Contract held by a trust or other entity which holds the Contract as an agent for a natural person. In addition, this rule will not apply to: (1) a Contract acquired by the estate of a decedent by reason of the death of the decedent; (2) Contracts used in connection with certain Qualified Plans; (3) Contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain Contracts used in connection with structured settlement agreements; and (5) a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity income period.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, the amount received is generally includible in income for federal tax purposes to the extent that the Accumulated Value of the Contract, before the partial surrender, exceeds the “investment in the contract.” In the case of a full surrender, the amount received is includible in income to the extent that it exceeds the investment in the contract. For these purposes, the investment in the contract at any time equals the total of the premium payments made under the Contract up to that time less any amounts previously received from the Contract which were excludable from income. All amounts includible in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the lower rates currently applicable to long-term capital gains and corporate dividends.

Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment includible in income for federal tax purposes is the excess of the payment over an exclusion amount. In the case of variable income payments, this exclusion amount is the investment in the contract (defined above) allocated to the Variable Account when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected. In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment, by (2) the ratio of the investment in the contract allocated to our Fixed Account, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments. For this purpose, the expected number or amount of annuity income payments is determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected.

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

FEDERAL TAX STATUS

Beginning in 2013, income from annuities will be subject to the Medicare Tax on Investment Income. This tax will be imposed on individuals with a modified adjusted gross income (MAGI) of more than $200,000 and joint filers with an MAGI of more than $250,000. Generally, the tax rate will be 3.8% of the lesser of the net investment income or the amount the MAGI exceeds the threshold amount.

There may be special income tax issues present in situations where the Contract Owner and the Annuitant are not the same person and are not married to one another. In such situations a tax advisor should be consulted.

Tax Treatment of Death Benefit

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of a Contract Owner or, in certain circumstances, the death of the Annuitant. If distributed in a lump sum, such death benefit proceeds are includible in income in the same manner as a full surrender, or if distributed under an annuity income option, such proceeds are includible in the same manner as annuity income payments.

After the Annuity Date, death proceeds are taxable and generally are included in the income of the recipient as follows:

♦	If payments from a life income with a guaranteed payment period are continued, they are taxed only after the remaining investment in the contract has been recovered.

♦	Other payments are taxed as annuity income payments.

♦	If distributed in a lump sum, they are taxed in the same manner as a full surrender.

Assignments, Pledges, and Gratuitous Transfers

Any assignment or pledge of (or agreement to assign or pledge) any portion of the Accumulated Value of the Contract is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible in income with respect to such an assignment or pledge. If a Contract Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or a former spouse incident to divorce), the Owner must include in income the difference between the Contract’s Accumulated Value and the investment in the contract at the time of the transfer. In such a case, the transferee’s investment in the contract is increased to reflect the amount includible in the transferor’s income.

Penalty Tax on Premature Distributions

Technically, the amount of any payment from the Contract that is includible in income is subject to a 10% penalty tax. However, this penalty tax does not apply to any payment: (1) received on or after the Contract Owner attains age 59 1/2; (2) attributable to the Contract Owner’s becoming disabled (as defined in the tax law); (3) made on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (4) that is part of a series of substantially equal periodic payments, not less frequently than annually, for the life or life expectancy of the Contract Owner or the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary (as defined in the tax law); or, (5) made under a Contract purchased with a single premium payment when the annuity starting date is no later than one year from the purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. For the purposes of substantially equal periodic payments, if there is a significant modification of the payment schedule before the later of the taxpayer reaching age 59 1/2 or the expiration of five years from the time the payment starts, the taxpayer’s income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of any distribution from the Contract that is

FEDERAL TAX STATUS

includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract and also purchases at approximately the same time an immediate annuity issued by us, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more Contracts from us (or an affiliate) during any calendar year, all such Contracts will be treated as one contract for purposes of determining the amount of any full or partial surrender that is includible in income. The effects of such aggregation are not always clear; however, such aggregation could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract. Such an exchange will be income tax free if certain requirements are satisfied (a 1035 Exchange). If the exchange is tax free, the investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. If part of an existing contract is exchanged for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract.

Qualified Plans

The Contracts also are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities like the Contracts do not offer additional tax-deferral benefits, but annuities offer other product benefits to investors in Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection with them. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans, and to a Contract when used in connection with a Qualified Plan, vary according to the type of plan and the terms and conditions of the plan itself, and they take precedence over the general annuity tax rules described above. For example, for full surrenders, partial surrenders, and annuity income payments under Contracts used in Qualified Plans, there may be no “investment in the contract,” with the result that the total amount received may be includible in income. The includible amount is taxed at ordinary income tax rates, and a 10% penalty tax also may apply. Exceptions to this penalty tax vary depending on the type of Qualified Plan involved; in the case of an Individual Retirement Annuity (discussed below), exceptions comparable to those described above are available.

The following briefly describes certain types of Qualified Plans in connection with which we may issue a Contract.

Individual Retirement Accounts and Annuities. Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Account or an Individual Retirement Annuity (collectively known as an “IRA”). IRAs are subject to limits on the amounts that may be contributed and deducted, on the persons who may be eligible to do so, and on the time when distributions may commence. Also, subject to certain requirements discussed below, you may “roll over” distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions

FEDERAL TAX STATUS

to a Roth IRA are not deductible, “qualified distributions” (those that satisfy certain waiting and use requirements) from a Roth IRA will be excludable from income. Subject to certain restrictions, a distribution from an eligible employer-sponsored qualified plan may be moved directly to a Roth IRA. This movement is called a “qualified rollover contribution.”

Inherited IRAs. An inherited IRA (Traditional or Roth) is an IRA owned by a (i) nonspouse beneficiary of the original IRA owner or qualified retirement plan participant; (ii) a spouse beneficiary who elects to receive distributions from the deceased spouse’s IRA or qualified retirement plan as beneficiary rather than as owner; or (iii) any subsequent beneficiary. Contributions cannot be made to an inherited IRA. In addition, other funds cannot be co-mingled with an inherited IRA unless the funds are additional inherited IRA funds from the same original decedent and the same subsequent beneficiaries (if applicable). If there is a taxable portion of distributions, it is subject to ordinary income tax. There is no 10% penalty tax. Funds cannot be kept in an inherited IRA indefinitely. Distributions must occur under the Required Minimum Distribution rules, as they apply to inherited IRAs.

Section 403(b) Plans. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of premium payments from income for federal tax purposes. Subject to plan provisions, distributions from a Contract purchased under section 403(b) may be paid only when the employee reaches age 59 1/2, separates from service, dies, or becomes disabled, the 403(b) plan terminates, or in the case of financial hardship. As a result, the Contract Owner will not be entitled to exercise the surrender rights described under the heading The Contracts—Surrender (Redemption) unless one of the above conditions is satisfied. For contracts maintained pursuant to an employer sponsored 403(b) plan, we may require the employer’s signature to process any requests for withdrawal, surrender, rollover or transfers to another contract.

Direct Rollovers

If your Contract is purchased under section 403(b) of the Code or is used in connection with certain other Qualified Plans, any “eligible rollover distribution” from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from certain Qualified Plans (including from a Contract purchased under section 403(b)) excluding amounts such as minimum distributions required under the Code. Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if the distribution is directly rolled over to an IRA or to another eligible retirement plan.

Federal Income Tax Withholding

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the payee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of annuity income payments (other than eligible rollover distributions made in connection with Qualified Plans) are the same as the withholding rates generally applicable to payments of wages. Further, a 10% withholding rate applies to the taxable portion of non-periodic payments (including partial and full surrenders), and as discussed above, the withholding rate applicable to eligible rollover distributions is 20%. Whether or not federal income tax is withheld, the Contract Owner (or other applicable taxpayer) remains liable for payment of federal income tax on Contract distributions.

VOTING RIGHTS

To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.

Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund’s shares attributable to the Contract. On and after the Annuity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract’s Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract’s reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent Financial, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.

The financial representative in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance agent of Thrivent Financial. The financial representative receives commissions and other incentives, which may be substantial, from Thrivent Financial in return for serving as its agent for the sale of the Contracts. This compensation is separate from, and in addition to, any fee you may be paying for investment advisory services including financial planning services, and may vary depending on the size of the Contract purchased, the total number of insurance contracts or annuity contracts sold by the financial representative, and other factors including whether you currently own a product sold by Thrivent Financial or our affiliates. The commissions that the financial representative receives typically will increase as the size of the Contract increases, but will not result in any charge to you in addition to the charges already described in this Prospectus. (Commissions and other incentives are described below.) As a result, the financial representative may have a conflict of interest if he or she is acting as your representative for investment advisory services and acting as an agent of ours for purposes of the sale of the Contract.

Our financial representatives sell almost exclusively insurance and annuity products of ours. It is more profitable for us and our affiliates if members purchase products issued by us instead of those issued by other insurance companies. As a result, we typically have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent Financial instead of a contract issued by another company. Sales of Thrivent Financial insurance products, which includes variable annuity and variable life insurance contracts, helps support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.

In addition, compensation varies by product type. As a result, your financial representative in this transaction may have a financial incentive to recommend that you purchase one product instead of another.

From time to time and in accordance with applicable laws and regulations, financial representatives are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, and non-cash incentives such as conferences, seminars and trips. Sales of contracts may help the financial representative in this transaction and/or his or her supervisors qualify for such incentives. Compensation consists of commissions, bonuses and promotional incentives. Commissions range from 0.50% to 4.00% of premiums paid into the contract. Commission rates are based upon the age of the annuitant and the type of VA contract that the premium is applied to at the time the premium is paid. Your financial representative may receive cash bonuses ranging from 0% to 50% of base commissions, if eligible. Your financial representative may receive asset-based compensation ranging from 0%-0.30% of Accumulated Value, if eligible.

SALES AND OTHER AGREEMENTS

In addition to commissions, we may pay or provide other promotional incentives. If, in the case of a full surrender, we persuade you to retain your Contract instead of surrendering it, your financial representative may be eligible for a retention bonus. Financial representatives may be eligible for promotional incentives depending on the level of their sales of these contracts as well as the other products we offer. These promotional incentives may include, but are not limited to:

♦	sponsorship of marketing, educational, compliance meetings and conferences, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

♦	marketing support related to sales of the contract including for example, the creation of marketing materials and advertising; and

♦	providing services to contract owners.

These promotional incentives or reimbursements may be calculated as a percentage of the financial representative’s total assets attributable to sales of the contract or may be a fixed dollar amount. This additional compensation may provide an incentive for the financial representative to favor the contracts over other products.

In addition, our home office employees, as well as our field management personnel who manage our financial representatives, are eligible to receive incentive compensation, based on the amount of sales by the financial representatives of ours and others insurance and annuity products.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent Financial nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

♦ Introduction
♦ Principal Underwriter
♦ Standard and Poor’s Disclaimer
♦ Independent Registered Public Accounting Firm and Financial Statements

You may obtain a copy of the SAI and all other documents required to be filed with the SEC without charge by calling us at 1-800-THRIVENT (1-800-847-4836), going online at thrivent.com, or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001.

You may obtain copies of the prospectus, SAI, annual report and all other documents required to be filed with the Securities and Exchange Commission at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling (202) 551-8090. Reports and other information about Thrivent Variable Annuity Account I are available on the Commission’s web site at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, U.S. Securities & Exchange Commission, 100 F Street, N.E., Washington, DC 20549.

Thrivent Variable Annuity Account I

1933 Act Registration No. 33-89488

1940 Act Registration No. 811-21111

Please send me the Statement of Additional Information (SAI) for the:

Flexible Premium Deferred Variable Annuity

(Thrivent Variable Annuity Account I)

(Name)		(Date)

(Street Address)

(City)	(State)	(Zip Code)

APPENDIX A—CONDENSED FINANCIAL INFORMATION

The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. The tables show the lowest and highest total annual variable account expense combinations. The date on which operations commenced in each price level is noted in parentheses. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by contacting us at 1-800-THRIVENT (1-800-847-4836) or visiting our website at www.thrivent.com.

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.25% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.12	$12.78	$11.01	$8.53	$13.77	$12.75	$11.35	$10.00	$—	$—
value at end of period	$13.44	$12.12	$12.78	$11.01	$8.53	$13.77	$12.75	$11.35	$—	$—
number outstanding at end of period (000 omitted)	8,354	8,475	7,706	6,935	5,807	4,567	2,938	650	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.19	$12.70	$11.14	$8.69	$13.22	$12.42	$11.12	$10.00	$—	$—
value at end of period	$13.58	$12.19	$12.70	$11.14	$8.69	$13.22	$12.42	$11.12	$—	$—
number outstanding at end of period (000 omitted)	33,852	32,673	27,992	24,165	21,201	17,216	9,273	1,981	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.43	$12.71	$11.32	$9.04	$12.66	$12.01	$10.91	$10.00	$—	$—
value at end of period	$13.71	$12.43	$12.71	$11.32	$9.04	$12.66	$12.01	$10.91	$—	$—
number outstanding at end of period (000 omitted)	45,246	41,552	35,281	29,140	24,402	19,911	10,767	2,674	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.41	$12.54	$11.40	$9.42	$12.01	$11.52	$10.65	$10.00	$—	$—
value at end of period	$13.43	$12.41	$12.54	$11.40	$9.42	$12.01	$11.52	$10.65	$—	$—
number outstanding at end of period (000 omitted)	25,510	22,138	17,378	13,033	10,517	8,508	4,260	1,321	—	—

Thrivent Partner Technology Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$11.00	$12.78	$10.35	$6.69	$13.12	$11.96	$11.73	$10.00	$—	$—
value at end of period	$13.15	$11.00	$12.78	$10.35	$6.69	$13.12	$11.96	$11.73	$—	$—
number outstanding at end of period (000 omitted)	378	338	307	229	177	162	95	39	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.32	$11.91	$10.86	$8.88	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.49	$11.32	$11.91	$10.86	$8.88	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	489	378	322	218	114	—	—	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$7.98	$9.27	$8.07	$5.68	$10.00	$—	$—	$—	$—	$—
value at end of period	$7.63	$7.98	$9.27	$8.07	$5.68	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	1,180	1,004	706	493	173	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[1]
Accumulation unit:
value at beginning of period	$10.69	$12.14	$9.65	$5.59	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.30	$10.69	$12.14	$9.65	$5.59	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	849	742	603	350	64	—	—	—	—	—

Thrivent Real Estate Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.39	$12.46	$9.89	$7.76	$12.52	$15.24	$11.50	$10.00	$—	$—
value at end of period	$15.55	$13.39	$12.46	$9.89	$7.76	$12.52	$15.24	$11.50	$—	$—
number outstanding at end of period (000 omitted)	590	543	512	484	501	488	475	233	—	—

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.73	$13.40	$10.53	$7.91	$14.12	$13.17	$11.85	$10.00	$—	$—
value at end of period	$14.04	$12.73	$13.40	$10.53	$7.91	$14.12	$13.17	$11.85	$—	$—
number outstanding at end of period (000 omitted)	347	405	358	277	206	200	129	65	—	—

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.59	$15.07	$12.36	$9.61	$13.34	$13.65	$11.38	$10.00	$—	$—
value at end of period	$16.48	$14.59	$15.07	$12.36	$9.61	$13.34	$13.65	$11.38	$—	$—
number outstanding at end of period (000 omitted)	441	495	519	472	385	324	227	81	—	—

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.47	$12.26	$9.93	$8.35	$13.53	$12.91	$11.59	$10.00	$—	$—
value at end of period	$12.39	$11.47	$12.26	$9.93	$8.35	$13.53	$12.91	$11.59	$—	$—
number outstanding at end of period (000 omitted)	228	344	414	448	433	468	413	150	—	—

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.33	$13.43	$10.80	$8.73	$12.83	$13.05	$11.52	$10.00	$—	$—
value at end of period	$15.27	$13.33	$13.43	$10.80	$8.73	$12.83	$13.05	$11.52	$—	$—
number outstanding at end of period (000 omitted)	391	363	380	366	391	378	291	145	—	—

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.58	$16.68	$13.08	$8.78	$15.09	$12.75	$11.88	$10.00	$—	$—
value at end of period	$17.26	$15.58	$16.68	$13.08	$8.78	$15.09	$12.75	$11.88	$—	$—
number outstanding at end of period (000 omitted)	666	660	595	472	321	346	182	102	—	—

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.73	$13.76	$11.17	$8.55	$13.33	$13.08	$11.45	$10.00	$—	$—
value at end of period	$14.87	$12.73	$13.76	$11.17	$8.55	$13.33	$13.08	$11.45	$—	$—
number outstanding at end of period (000 omitted)	245	286	275	248	192	145	71	26	—	—

[1]	Formerly known as Thrivent Partner Emerging Markets Portfolio Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.95	$13.99	$11.28	$8.21	$14.03	$13.45	$12.00	$10.00	$—	$—
value at end of period	$14.61	$12.95	$13.99	$11.28	$8.21	$14.03	$13.45	$12.00	$—	$—
number outstanding at end of period (000 omitted)	482	615	663	654	658	679	517	194	—	—

Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.69	$14.18	$11.40	$8.45	$13.42	$12.63	$11.65	$10.00	$—	$—
value at end of period	$15.87	$13.69	$14.18	$11.40	$8.45	$13.42	$12.63	$11.65	$—	$—
number outstanding at end of period (000 omitted)	383	325	333	308	334	321	252	113	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.64	$8.80	$7.85	$6.04	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.95	$7.64	$8.80	$7.85	$6.04	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,300	1,097	953	600	277	—	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.79	$10.09	$8.64	$6.45	$10.00	$—	$—	$—	$—	$—
value at end of period	$11.24	$9.79	$10.09	$8.64	$6.45	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	326	211	127	71	40	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.93	$9.74	$7.87	$5.30	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.80	$8.93	$9.74	$7.87	$5.30	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	282	310	214	153	28	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.03	$9.05	$7.71	$5.53	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.86	$8.03	$9.05	$7.71	$5.53	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	136	164	158	131	25	—	—	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.57	$13.38	$11.64	$9.18	$16.27	$13.69	$12.01	$10.00	$—	$—
value at end of period	$14.25	$12.57	$13.38	$11.64	$9.18	$16.27	$13.69	$12.01	$—	$—
number outstanding at end of period (000 omitted)	346	389	414	440	406	393	233	70	—	—

Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.31	$12.09	$11.05	$7.92	$13.82	$11.99	$11.37	$10.00	$—	$—
value at end of period	$13.31	$11.31	$12.09	$11.05	$7.92	$13.82	$11.99	$11.37	$—	$—
number outstanding at end of period (000 omitted)	1,220	1,344	1,309	1,263	1,261	1,279	930	447	—	—

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.31	$12.66	$10.99	$7.77	$13.60	$12.60	$11.28	$10.00	$—	$—
value at end of period	$14.43	$12.31	$12.66	$10.99	$7.77	$13.60	$12.60	$11.28	$—	$—
number outstanding at end of period (000 omitted)	342	262	300	271	337	362	194	90	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.84	$11.33	$10.18	$8.51	$13.13	$12.70	$10.83	$10.00	$—	$—
value at end of period	$12.59	$10.84	$11.33	$10.18	$8.51	$13.13	$12.70	$10.83	$—	$—
number outstanding at end of period (000 omitted)	1,063	1,300	1,365	1,305	1,291	1,280	980	394	—	—

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.23	$10.85	$9.92	$7.87	$12.79	$12.04	$10.89	$10.00	$—	$—
value at end of period	$11.60	$10.23	$10.85	$9.92	$7.87	$12.79	$12.04	$10.89	$—	$—
number outstanding at end of period (000 omitted)	436	634	663	714	704	759	633	325	—	—

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.26	$11.21	$9.91	$7.95	$12.80	$12.32	$10.82	$10.00	$—	$—
value at end of period	$12.85	$11.26	$11.21	$9.91	$7.95	$12.80	$12.32	$10.82	$—	$—
number outstanding at end of period (000 omitted)	808	710	727	739	829	856	628	331	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.90	$9.24	$8.05	$6.98	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.94	$8.90	$9.24	$8.05	$6.98	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	956	835	349	45	11	—	—	—	—	—

Thrivent Balanced Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.21	$11.87	$10.61	$8.82	$12.08	$11.60	$10.54	$10.00	$—	$—
value at end of period	$13.55	$12.21	$11.87	$10.61	$8.82	$12.08	$11.60	$10.54	$—	$—
number outstanding at end of period (000 omitted)	327	301	263	257	297	310	220	93	—	—

Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$15.01	$14.52	$12.83	$9.05	$11.61	$11.45	$10.51	$10.00	$—	$—
value at end of period	$17.24	$15.01	$14.52	$12.83	$9.05	$11.61	$11.45	$10.51	$—	$—
number outstanding at end of period (000 omitted)	2,197	1,115	963	796	596	601	469	157	—	—

Thrivent Diversified Income Plus Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$13.32	$13.19	$11.52	$8.77	$11.57	$11.83	$10.49	$10.00	$—	$—
value at end of period	$15.06	$13.32	$13.19	$11.52	$8.77	$11.57	$11.83	$10.49	$—	$—
number outstanding at end of period (000 omitted)	3,779	1,568	1,070	656	717	836	278	36	—	—

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.10	$12.52	$11.36	$9.49	$10.77	$10.51	$10.10	$10.00	$—	$—
value at end of period	$14.36	$13.10	$12.52	$11.36	$9.49	$10.77	$10.51	$10.10	$—	$—
number outstanding at end of period (000 omitted)	3,252	1,701	1,513	1,196	1,087	1,104	686	317	—	—

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.25% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.04	$12.20	$11.31	$10.56	$10.78	$10.33	$10.05	$10.00	$—	$—
value at end of period	$13.52	$13.04	$12.20	$11.31	$10.56	$10.78	$10.33	$10.05	$—	$—
number outstanding at end of period (000 omitted)	2,167	1,456	1,079	812	738	664	488	226	—	—

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.52	$11.56	$11.12	$9.88	$10.69	$10.41	$10.08	$10.00	$—	$—
value at end of period	$11.87	$11.52	$11.56	$11.12	$9.88	$10.69	$10.41	$10.08	$—	$—
number outstanding at end of period (000 omitted)	4,183	3,215	2,620	1,529	942	925	771	361	—	—

Thrivent Mortgage Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.91	$12.50	$11.29	$10.12	$10.78	$10.39	$10.04	$10.00	$—	$—
value at end of period	$13.51	$12.91	$12.50	$11.29	$10.12	$10.78	$10.39	$10.04	$—	$—
number outstanding at end of period (000 omitted)	429	279	214	164	168	189	141	72	—	—

Thrivent Money Market Subaccount (April 25, 2005)
Accumulation unit:
value at beginning of period	$1.07	$1.08	$1.10	$1.11	$1.09	$1.05	$1.01	$1.00	$—	$—
value at end of period	$1.06	$1.07	$1.08	$1.10	$1.11	$1.09	$1.05	$1.01	$—	$—
number outstanding at end of period (000 omitted)	30,235	28,539	23,412	28,303	38,851	22,128	9,642	2,665	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 1.90% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.61	$12.31	$10.68	$8.33	$13.53	$12.61	$11.30	$10.00	$—	$—
value at end of period	$12.78	$11.61	$12.31	$10.68	$8.33	$13.53	$12.61	$11.30	$—	$—
number outstanding at end of period (000 omitted)	829	872	853	817	765	702	414	90	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.67	$12.24	$10.81	$8.49	$12.99	$12.29	$11.07	$10.00	$—	$—
value at end of period	$12.92	$11.67	$12.24	$10.81	$8.49	$12.99	$12.29	$11.07	$—	$—
number outstanding at end of period (000 omitted)	2,170	2,247	2,106	1,955	1,812	702	1,135	320	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.90	$12.25	$10.99	$8.82	$12.45	$11.88	$10.86	$10.00	$—	$—
value at end of period	$13.04	$11.90	$12.25	$10.99	$8.82	$12.45	$11.88	$10.86	$—	$—
number outstanding at end of period (000 omitted)	2,985	2,613	2,347	2,112	2,067	1,921	1,267	544	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.88	$12.09	$11.06	$9.20	$11.81	$11.39	$11.41	$10.00	$—	$—
value at end of period	$12.78	$11.88	$12.09	$11.06	$9.20	$11.81	$11.39	$11.41	$—	$—
number outstanding at end of period (000 omitted)	1,271	953	790	720	675	528	456	290	—	—

Thrivent Partner Technology Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$10.53	$12.31	$10.04	$6.54	$12.89	$11.83	$11.67	$10.00	$—	$—
value at end of period	$12.51	$10.53	$12.31	$10.04	$6.54	$12.89	$11.83	$11.67	$—	$—
number outstanding at end of period (000 omitted)	14	19	19	16	11	10	7	5	—	—

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.05	$11.71	$10.74	$8.84	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.09	$11.05	$11.71	$10.74	$8.84	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	38	27	12	8	3	—	—	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$7.79	$9.11	$7.98	$5.66	$10.00	$—	$—	$—	$—	$—
value at end of period	$7.40	$7.79	$9.11	$7.98	$5.66	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	51	35	16	10	1	—	—	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[3]
Accumulation unit:
value at beginning of period	$10.44	$11.93	$9.55	$5.57	$10.00	$—	$—	$—	$—	$—
value at end of period	$12.90	$10.44	$11.93	$9.55	$5.57	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	74	49	27	15	4	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount.
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount.
[3]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Real Estate Securities Subaccount (April 29,2005)
Accumulation unit:
value at beginning of period	$12.83	$12.01	$9.60	$7.58	$12.31	$15.08	$11.45	$10.00	$—	$—
value at end of period	$14.79	$12.83	$12.01	$9.60	$7.58	$12.31	$15.08	$11.45	$—	$—
number outstanding at end of period (000 omitted)	55	72	78	74	76	75	71	42	—	—

Thrivent Partner Small Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.19	$12.92	$10.22	$7.73	$13.87	$13.03	$11.80	$10.00	$—	$—
value at end of period	$13.36	$12.19	$12.92	$10.22	$7.73	$13.87	$13.03	$11.80	$—	$—
number outstanding at end of period (000 omitted)	13	15	10	10	5	7	6	4	—	—

Thrivent Partner Small Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.97	$14.53	$11.99	$9.38	$13.11	$13.50	$11.33	$10.00	$—	$—
value at end of period	$15.67	$13.97	$14.53	$11.99	$9.38	$13.11	$13.50	$11.33	$—	$—
number outstanding at end of period (000 omitted)	36	39	35	28	22	26	14	5	—	—

Thrivent Small Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.98	$11.82	$9.63	$8.15	$13.30	$12.77	$11.54	$10.00	$—	$—
value at end of period	$11.79	$10.98	$11.82	$9.63	$8.15	$13.30	$12.77	$11.54	$—	$—
number outstanding at end of period (000 omitted)	28	42	51	51	56	55	46	17	—	—

Thrivent Small Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.77	$12.94	$10.48	$8.52	$12.60	$12.91	$11.47	$10.00	$—	$—
value at end of period	$14.52	$12.77	$12.94	$10.48	$8.52	$12.60	$12.91	$11.47	$—	$—
number outstanding at end of period (000 omitted)	23	14	17	14	19	23	17	14	—	—

Thrivent Mid Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.92	$16.08	$12.69	$8.57	$14.83	$12.61	$11.83	$10.00	$—	$—
value at end of period	$16.42	$14.92	$16.08	$12.69	$8.57	$14.83	$12.61	$11.83	$—	$—
number outstanding at end of period (000 omitted)	103	105	76	60	54	45	28	12	—	—

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.19	$13.26	$10.84	$8.35	$13.10	$12.94	$11.40	$10.00	$—	$—
value at end of period	$14.14	$12.19	$13.26	$10.84	$8.35	$13.10	$12.94	$11.40	$—	$—
number outstanding at end of period (000 omitted)	85	99	73	50	46	38	22	2	—	—

Thrivent Mid Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.40	$13.48	$10.94	$8.02	$13.79	$13.30	$11.95	$10.00	$—	$—
value at end of period	$13.90	$12.40	$13.48	$10.94	$8.02	$13.79	$13.30	$11.95	$—	$—
number outstanding at end of period (000 omitted)	79	95	79	72	81	69	55	21	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Mid Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$13.11	$13.66	$11.06	$8.25	$13.19	$12.50	$11.60	$10.00	$—	$—
value at end of period	$15.09	$13.11	$13.66	$11.06	$8.25	$13.19	$12.50	$11.60	$—	$—
number outstanding at end of period (000 omitted)	53	59	60	43	47	43	21	12	—	—

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.46	$8.65	$7.77	$6.01	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.68	$7.46	$8.65	$7.77	$6.01	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	257	107	71	37	23	—	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.55	$9.92	$8.54	$6.42	$10.00	$—	$—	$—	$—	$—
value at end of period	$10.90	$9.55	$9.92	$8.54	$6.42	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	9	8	7	2	0	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.72	$9.57	$7.78	$5.28	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.51	$8.72	$9.57	$7.78	$5.28	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	34	33	11	10	8	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.84	$8.90	$7.63	$5.51	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.60	$7.84	$8.90	$7.63	$5.51	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	18	17	6	4	2	—	—	—	—	—

Thrivent Partner All Cap Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.04	$12.89	$11.29	$8.96	$15.99	$13.54	$11.95	$10.00	$—	$—
value at end of period	$13.55	$12.04	$12.89	$11.29	$8.96	$15.99	$13.54	$11.95	$—	$—
number outstanding at end of period (000 omitted)	59	82	77	54	58	49	29	4	—	—

Thrivent Large Cap Growth Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.83	$11.65	$10.72	$7.73	$13.58	$11.86	$11.32	$10.00	$—	$—
value at end of period	$12.66	$10.83	$11.65	$10.72	$7.73	$13.58	$11.86	$11.32	$—	$—
number outstanding at end of period (000 omitted)	108	143	124	115	108	82	57	35	—	—

Thrivent Partner Growth Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.79	$12.20	$10.66	$7.59	$13.37	$12.47	$11.23	$10.00	$—	$—
value at end of period	$13.73	$11.79	$12.20	$10.66	$7.59	$13.37	$12.47	$11.23	$—	$—
number outstanding at end of period (000 omitted)	50	35	32	29	33	38	21	7	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Large Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.38	$10.91	$9.88	$8.31	$12.90	$12.56	$10.78	$10.00	$—	$—
value at end of period	$11.97	$10.38	$10.91	$9.88	$8.31	$12.90	$12.56	$10.78	$—	$—
number outstanding at end of period (000 omitted)	115	150	138	122	118	107	69	30	—	—

Thrivent Large Cap Stock Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$9.79	$10.46	$9.62	$7.68	$12.57	$11.91	$10.84	$10.00	$—	$—
value at end of period	$11.04	$9.79	$10.46	$9.62	$7.68	$12.57	$11.91	$10.84	$—	$—
number outstanding at end of period (000 omitted)	105	132	106	99	103	96	78	36	—	—

Thrivent Large Cap Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$10.79	$10.81	$9.61	$7.76	$12.58	$12.19	$10.77	$10.00	$—	$—
value at end of period	$12.23	$10.79	$10.81	$9.61	$7.76	$12.58	$12.19	$10.77	$—	$—
number outstanding at end of period (000 omitted)	72	43	35	20	22	25	18	13	—	—

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.69	$9.08	$7.96	$6.95	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.65	$8.69	$9.08	$7.96	$6.95	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	48	29	13	6	3	—	—	—	—	—

Thrivent Balanced Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.69	$11.44	$10.29	$8.61	$11.87	$11.47	$10.49	$10.00	$—	$—
value at end of period	$12.89	$11.69	$11.44	$10.29	$8.61	$11.87	$11.47	$10.49	$—	$—
number outstanding at end of period (000 omitted)	89	92	67	40	41	30	22	12	—	—

Thrivent High Yield Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$14.38	$13.99	$12.45	$8.84	$11.41	$11.32	$10.46	$10.00	$—	$—
value at end of period	$16.40	$14.38	$13.99	$12.45	$8.84	$11.41	$11.32	$10.46	$—	$—
number outstanding at end of period (000 omitted)	84	43	46	36	27	29	22	13	—	—

Thrivent Diversified Income Plus Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$12.76	$12.71	$11.18	$8.56	$11.37	$11.70	$10.44	$10.00	$—	$—
value at end of period	$14.33	$12.76	$12.71	$11.18	$8.56	$11.37	$11.70	$10.44	$—	$—
number outstanding at end of period (000 omitted)	190	89	42	39	37	41	12	0	—	—

Thrivent Income Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.54	$12.07	$11.02	$9.26	$10.59	$10.40	$10.05	$10.00	$—	$—
value at end of period	$13.66	$12.54	$12.07	$11.02	$9.26	$10.59	$10.40	$10.05	$—	$—
number outstanding at end of period (000 omitted)	83	47	61	52	55	54	46	21	—	—

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005 (continued)

Variable Account charges of 1.90% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Bond Index Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.49	$11.76	$10.97	$10.31	$10.60	$10.22	$10.01	$10.00	$—	$—
value at end of period	$12.86	$12.49	$11.76	$10.97	$10.31	$10.60	$10.22	$10.01	$—	$—
number outstanding at end of period (000 omitted)	90	75	85	49	58	48	33	17	—	—

Thrivent Limited Maturity Bond Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.03	$11.14	$10.79	$9.64	$10.51	$10.30	$10.04	$10.00	$—	$—
value at end of period	$11.29	$11.03	$11.14	$10.79	$9.64	$10.51	$10.30	$10.04	$—	$—
number outstanding at end of period (000 omitted)	161	135	101	68	63	49	37	17	—	—

Thrivent Mortgage Securities Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.36	$12.05	$10.96	$9.88	$10.60	$10.27	$10.00	$10.00	$—	$—
value at end of period	$12.85	$12.36	$12.05	$10.96	$9.88	$10.60	$10.27	$10.00	$—	$—
number outstanding at end of period (000 omitted)	15	10	11	9	8	7	6	6	—	—

Thrivent Money Market Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$1.03	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$1.00	$—	$—
value at end of period	$1.01	$1.03	$1.05	$1.07	$1.08	$1.07	$1.04	$1.01	$—	$—
number outstanding at end of period (000 omitted)	1,386	1,194	785	1,291	2,264	1,376	317	55	—	—

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2005 Contracts issued after April 29, 2005

Variable Account charges of 2.50%, 2.05% and 1.75% respectively of the daily net assets of the Variable Account only.

Representing the GLWB Rider.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$8.67	$9.15	$8.12	$6.39	$9.79	$10.00	$—	$—	$—	$—
value at end of period	$9.54	$8.67	$9.15	$8.12	$6.39	$9.79	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	44,498	32,802	24,700	17,765	10,265	3,373	—	—	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$9.47	$9.77	$8.76	$7.03	$9.91	$10.00	$—	$—	$—	$—
value at end of period	$10.37	$9.47	$9.77	$8.76	$7.03	$9.91	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	112,562	75,117	50,001	30,479	16,169	4,319	—	—	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)[1]
Accumulation unit:
value at beginning of period	$10.15	$10.30	$9.41	$7.80	$9.98	$10.00	$—	$—	$—	$—
value at end of period	$10.92	$10.15	$10.30	$9.41	$7.80	$9.98	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	33,880	21,011	13,566	8,174	4,500	1,433	—	—	—	—

[1]	The GLWB Rider was first offered beginning July 9, 2007.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.10% of the daily net assets of the Variable Account.

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.24	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36	$10.00	$—	$—
value at end of period	$13.59	$12.24	$12.89	$11.09	$8.58	$13.82	$12.78	$11.36	$—	$—
number outstanding at end of period (000 omitted)	1,624	1,755	1,853	1,835	1,843	1,608	1,151	229	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.31	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13	$10.00	$—	$—
value at end of period	$13.74	$12.31	$12.81	$11.22	$8.74	$13.27	$12.45	$11.13	$—	$—
number outstanding at end of period (000 omitted)	5,571	5,866	5,732	5,839	5,725	5,095	3,711	870	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.55	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92	$10.00	$—	$—
value at end of period	$13.87	$12.55	$12.82	$11.40	$9.09	$12.71	$12.04	$10.92	$—	$—
number outstanding at end of period (000 omitted)	7,142	7,616	7,582	7,390	7,470	6,412	4,217	1,289	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.53	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66	$10.00	$—	$—
value at end of period	$13.58	$12.53	$12.65	$11.48	$9.47	$12.06	$11.55	$10.66	$—	$—
number outstanding at end of period (000 omitted)	3,885	3,792	3,671	3,605	3,127	2,776	1,632	568	—	—

Thrivent Partner Technology Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$15.15	$17.57	$14.22	$9.18	$17.96	$16.35	$16.01	$15.60	$15.05	$10.05
value at end of period	$18.15	$15.15	$17.57	$14.22	$9.18	$17.96	$16.35	$16.01	$15.60	$15.05
number outstanding at end of period (000 omitted)	166	188	218	246	246	301	316	360	321	146

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.38	$11.96	$10.88	$8.89	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.59	$11.38	$11.96	$10.88	$8.89	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	61	66	70	76	61	—	—	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$8.02	$9.30	$8.09	$5.69	$10.00	$—	$—	$—	$—	$—
value at end of period	$7.68	$8.02	$9.30	$8.09	$5.69	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	218	227	187	187	86	—	—	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[3]
Accumulation unit:
value at beginning of period	$10.75	$12.19	$9.68	$5.60	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.39	$10.75	$12.19	$9.68	$5.60	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	175	190	189	147	32	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount.
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount.
[3]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91	$10.00
value at end of period	$26.41	$22.72	$21.11	$16.73	$13.10	$21.11	$25.66	$19.33	$17.26	$12.91
number outstanding at end of period (000 omitted)	430	484	601	754	876	1,069	1,443	1,761	1,483	572

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$18.01	$18.94	$14.86	$11.15	$19.86	$18.50	$16.61	$16.16	$14.67	$10.32
value at end of period	$19.89	$18.01	$18.94	$14.86	$11.15	$19.86	$18.50	$16.61	$16.16	$14.67
number outstanding at end of period (000 omitted)	174	208	251	293	318	361	379	419	371	184

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$22.81	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05	$10.00
value at end of period	$25.80	$22.81	$23.53	$19.27	$14.96	$20.73	$21.18	$17.62	$16.99	$14.05
number outstanding at end of period (000 omitted)	273	319	383	446	508	571	638	708	571	184

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$18.03	$19.26	$15.56	$13.07	$21.15	$20.15	$18.06	$16.78	$14.05	$10.12
value at end of period	$19.52	$18.03	$19.26	$15.56	$13.07	$21.15	$20.15	$18.06	$16.78	$14.05
number outstanding at end of period (000 omitted)	339	389	470	569	646	792	911	969	753	184

Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.74	$20.86	$16.76	$13.52	$19.83	$20.16	$17.76	$16.73	$13.86	$10.14
value at end of period	$23.79	$20.74	$20.86	$16.76	$13.52	$19.83	$20.16	$17.76	$16.73	$13.86
number outstanding at end of period (000 omitted)	364	403	495	586	724	874	1,014	1,156	963	470

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.48	$22.96	$17.98	$12.05	$20.69	$17.44	$16.24	$14.75	$13.39	$9.96
value at end of period	$23.84	$21.48	$22.96	$17.98	$12.05	$20.69	$17.44	$16.24	$14.75	$13.39
number outstanding at end of period (000 omitted)	577	596	697	804	923	1,127	1,242	1,475	1,384	591

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.86	$13.88	$11.25	$8.60	$13.38	$13.12	$11.46	$10.00	$—	$—
value at end of period	$15.04	$12.86	$13.88	$11.25	$8.60	$13.38	$13.12	$11.46	$—	$—
number outstanding at end of period (000 omitted)	61	75	88	101	107	104	69	33	—	—

Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.12	$20.63	$16.61	$12.07	$20.60	$19.71	$17.57	$15.26	$13.16	$10.06
value at end of period	$21.61	$19.12	$20.63	$16.61	$12.07	$20.60	$19.71	$17.57	$15.26	$13.16
number outstanding at end of period (000 omitted)	347	405	511	614	697	854	946	991	663	377

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.35	$21.04	$16.90	$12.50	$19.83	$18.63	$17.16	$15.44	$13.49	$10.12
value at end of period	$23.62	$20.35	$21.04	$16.90	$12.50	$19.83	$18.63	$17.16	$15.44	$13.49
number outstanding at end of period (000 omitted)	381	423	529	630	781	953	1,116	1,261	983	424

Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.68	$8.83	$7.87	$6.05	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.01	$7.68	$8.83	$7.87	$6.05	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2,651	350	367	280	150	—	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.84	$10.13	$8.66	$6.45	$10.00	$—	$—	$—	$—	$—
value at end of period	$11.32	$9.84	$10.13	$8.66	$6.45	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	19	21	18	10	5	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.98	$9.77	$7.89	$5.30	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.87	$8.98	$9.77	$7.89	$5.30	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	42	68	63	72	9	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.08	$9.09	$7.73	$5.54	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.93	$8.08	$9.09	$7.73	$5.54	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	15	31	26	47	7	—	—	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.75	$17.80	$15.47	$12.17	$21.55	$18.11	$15.85	$13.54	$12.05	$9.86
value at end of period	$19.01	$16.75	$17.80	$15.47	$12.17	$21.55	$18.11	$15.85	$13.54	$12.05
number outstanding at end of period (000 omitted)	195	240	297	350	460	546	554	539	382	186

Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.18	$15.13	$13.82	$9.88	$17.22	$14.92	$14.13	$13.35	$12.54	$9.71
value at end of period	$16.71	$14.18	$15.13	$13.82	$9.88	$17.22	$14.92	$14.13	$13.35	$12.54
number outstanding at end of period (000 omitted)	1,489	1,630	1,964	2,339	2,834	3,416	3,795	4,350	3,197	1,203

Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.12	$16.55	$14.34	$10.13	$17.70	$16.38	$14.63	$13.91	$12.79	$9.87
value at end of period	$18.92	$16.12	$16.55	$14.34	$10.13	$17.70	$16.38	$14.63	$13.91	$12.79
number outstanding at end of period (000 omitted)	314	366	436	499	615	823	907	1,023	819	351

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$15.10	$15.75	$14.14	$11.81	$18.18	$17.56	$14.95	$14.12	$12.51	$10.00
value at end of period	$17.56	$15.10	$15.75	$14.14	$11.81	$18.18	$17.56	$14.95	$14.12	$12.51
number outstanding at end of period (000 omitted)	1,019	1,242	1,486	1,748	2,098	2,514	2,865	3,145	2,351	1,017

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.54	$13.29	$12.12	$9.61	$15.59	$14.65	$13.23	$12.70	$11.84	$9.86
value at end of period	$14.25	$12.54	$13.29	$12.12	$9.61	$15.59	$14.65	$13.23	$12.70	$11.84
number outstanding at end of period (000 omitted)	1,410	1,618	1,892	2,298	2,742	3,307	3,859	4,572	3,984	2,242

Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.01	$14.92	$13.16	$10.54	$16.95	$16.29	$14.28	$13.78	$12.61	$9.94
value at end of period	$17.15	$15.01	$14.92	$13.16	$10.54	$16.95	$16.29	$14.28	$13.78	$12.61
number outstanding at end of period (000 omitted)	1,019	1,106	1,321	1,529	1,885	2,358	2,722	3,196	2,559	1,095

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.95	$9.27	$8.07	$6.99	$10.00	$—	$—	$—	$—	$—
value at end of period	$10.01	$8.95	$9.27	$8.07	$6.99	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	133	127	61	14	13	—	—	—	—	—

Thrivent Balanced Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.92	$14.48	$12.92	$10.73	$14.67	$14.07	$12.77	$12.42	$11.62	$10.03
value at end of period	$16.59	$14.92	$14.48	$12.92	$10.73	$14.67	$14.07	$12.77	$12.42	$11.62
number outstanding at end of period (000 omitted)	770	855	987	1,140	1,471	1,858	2,130	2,560	2,282	1,135

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$21.59	$20.85	$18.40	$12.97	$16.61	$16.34	$14.98	$14.56	$13.37	$10.56
value at end of period	$24.84	$21.59	$20.85	$18.40	$12.97	$16.61	$16.34	$14.98	$14.56	$13.37
number outstanding at end of period (000 omitted)	639	671	783	910	1,056	1,330	1,561	1,775	1,465	607

Thrivent Diversified Income Plus Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$18.82	$18.60	$16.23	$12.33	$16.24	$16.59	$14.69	$14.33	$13.42	$10.81
value at end of period	$21.31	$18.82	$18.60	$16.23	$12.33	$16.24	$16.59	$14.69	$14.33	$13.42
number outstanding at end of period (000 omitted)	474	390	442	489	593	746	695	703	778	414

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.11	$14.42	$13.07	$10.89	$12.35	$12.03	$11.54	$11.41	$11.01	$10.26
value at end of period	$16.58	$15.11	$14.42	$13.07	$10.89	$12.35	$12.03	$11.54	$11.41	$11.01
number outstanding at end of period (000 omitted)	1,224	1,264	1,427	1,706	2,009	2,527	2,683	3,062	2,378	1,149

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.10% of the daily net assets of the Variable Account (continued).

Representing the Basic Death Benefit.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.13	$13.20	$12.22	$11.39	$11.61	$11.11	$10.80	$10.69	$10.40	$10.15
value at end of period	$14.67	$14.13	$13.20	$12.22	$11.39	$11.61	$11.11	$10.80	$10.69	$10.40
number outstanding at end of period (000 omitted)	888	1,012	1,180	1,377	1,821	2,226	2,481	2,896	2,587	1,501

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.23	$12.25	$11.77	$10.44	$11.28	$10.97	$10.60	$10.52	$10.44	$10.10
value at end of period	$12.62	$12.23	$12.25	$11.77	$10.44	$11.28	$10.97	$10.60	$10.52	$10.44
number outstanding at end of period (000 omitted)	1,485	1,630	1,993	2,184	2,622	3,199	3,636	4,375	3,727	1,657

Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11	$10.00
value at end of period	$14.26	$13.60	$13.16	$11.87	$10.62	$11.30	$10.86	$10.49	$10.40	$10.11
number outstanding at end of period (000 omitted)	282	303	379	416	554	729	909	1,143	968	468

Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.08	$1.09	$1.11	$1.11	$1.09	$1.05	$1.01	$1.00	$1.00	$1.00
value at end of period	$1.07	$1.08	$1.09	$1.11	$1.11	$1.09	$1.05	$1.01	$1.00	$1.00
number outstanding at end of period (000 omitted)	6,166	6,848	8,499	12,101	21,319	16,715	11,211	11,614	9,524	5,820

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.55% of the daily net assets of the Variable Account.

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.88	$12.56	$10.85	$8.44	$13.66	$12.69	$11.33	$10.00	$—	$—
value at end of period	$13.13	$11.88	$12.56	$10.85	$8.44	$13.66	$12.69	$11.33	$—	$—
number outstanding at end of period (000 omitted)	797	850	930	1,001	971	897	539	136	—	—

Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.95	$12.49	$10.99	$8.60	$13.11	$12.36	$11.10	$10.00	$—	$—
value at end of period	$13.27	$11.95	$12.49	$10.99	$8.60	$13.11	$12.36	$11.10	$—	$—
number outstanding at end of period (000 omitted)	2,002	2,266	2,315	2,590	2,727	2,491	1,737	370	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.18	$12.50	$11.17	$8.94	$12.56	$11.95	$10.88	$10.00	$—	$—
value at end of period	$13.40	$12.18	$12.50	$11.17	$8.94	$12.56	$11.95	$10.88	$—	$—
number outstanding at end of period (000 omitted)	2,469	2,573	2,639	2,707	2,675	2,607	1,871	577	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.16	$12.33	$11.24	$9.31	$11.92	$11.46	$10.63	$10.00	$—	$—
value at end of period	$13.12	$12.16	$12.33	$11.24	$9.31	$11.92	$11.46	$10.63	$—	$—
number outstanding at end of period (000 omitted)	1,356	1,273	1,156	1,029	889	625	452	147	—	—

Thrivent Partner Technology Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$14.54	$16.94	$13.76	$8.93	$17.55	$16.05	$15.78	$15.45	$14.97	$10.04
value at end of period	$17.33	$14.54	$16.94	$13.76	$8.93	$17.55	$16.05	$15.78	$15.45	$14.97
number outstanding at end of period (000 omitted)	90	102	116	135	147	171	194	231	225	142

Thrivent Partner Healthcare Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$11.20	$11.82	$10.80	$8.86	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.30	$11.20	$11.82	$10.80	$8.86	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	18	21	19	20	15	—	—	—	—	—

Thrivent Natural Resources Subaccount (April 30, 2008)[2]
Accumulation unit:
value at beginning of period	$7.89	$9.19	$8.03	$5.67	$10.00	$—	$—	$—	$—	$—
value at end of period	$7.52	$7.89	$9.19	$8.03	$5.67	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	44	46	43	50	31	—	—	—	—	—

Thrivent Partner Emerging Markets Equity Subaccount (April 30, 2008)[3]
Accumulation unit:
value at beginning of period	$10.57	$12.04	$9.60	$5.58	$10.00	$—	$—	$—	$—	$—
value at end of period	$13.11	$10.57	$12.04	$9.60	$5.58	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	31	35	39	31	7	—	—	—	—	—

[1]	Formerly known as Thrivent Technology Subaccount.
[2]	Formerly known as Thrivent Partner Natural Resources Subaccount.
[3]	Formerly known as Thrivent Partner Emerging Markets Subaccount.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Real Estate Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$21.85	$20.39	$16.23	$12.77	$20.67	$25.24	$19.10	$17.13	$12.87	$10.00
value at end of period	$25.28	$21.85	$20.39	$16.23	$12.77	$20.67	$25.24	$19.10	$17.13	$12.87
number outstanding at end of period (000 omitted)	146	167	196	240	292	368	508	611	517	192

Thrivent Partner Small Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.28	$18.25	$14.39	$10.84	$19.40	$18.16	$16.38	$16.00	$14.60	$10.31
value at end of period	$19.00	$17.28	$18.25	$14.39	$10.84	$19.40	$18.16	$16.38	$16.00	$14.60
number outstanding at end of period (000 omitted)	66	73	86	106	115	121	151	189	198	113

Thrivent Partner Small Cap Value Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$21.93	$22.73	$18.70	$14.58	$20.30	$20.83	$17.41	$16.86	$14.01	$10.00
value at end of period	$24.70	$21.93	$22.73	$18.70	$14.58	$20.30	$20.83	$17.41	$16.86	$14.01
number outstanding at end of period (000 omitted)	94	107	126	140	160	205	267	328	260	83

Thrivent Small Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$17.30	$18.56	$15.07	$12.71	$20.67	$19.78	$17.81	$16.62	$14.01	$10.11
value at end of period	$18.64	$17.30	$18.56	$15.07	$12.71	$20.67	$19.78	$17.81	$16.62	$14.01
number outstanding at end of period (000 omitted)	214	248	326	379	414	478	573	642	582	83

Thrivent Small Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.91	$20.11	$16.22	$13.15	$19.38	$19.78	$17.51	$16.57	$13.78	$10.13
value at end of period	$22.72	$19.91	$20.11	$16.22	$13.15	$19.38	$19.78	$17.51	$16.57	$13.78
number outstanding at end of period (000 omitted)	123	146	174	195	223	286	330	410	378	230

Thrivent Mid Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.61	$22.14	$17.41	$11.72	$20.21	$17.12	$16.01	$14.61	$13.32	$9.96
value at end of period	$22.77	$20.61	$22.14	$17.41	$11.72	$20.21	$17.12	$16.01	$14.61	$13.32
number outstanding at end of period (000 omitted)	252	233	269	301	333	382	467	599	585	239

Thrivent Partner Mid Cap Value Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$12.48	$13.53	$11.02	$8.45	$13.32	$13.02	$11.42	$10.00	$—	$—
value at end of period	$14.53	$12.48	$13.53	$11.02	$8.45	$13.22	$13.02	$11.42	$—	$—
number outstanding at end of period (000 omitted)	20	23	29	29	24	40	12	8	—	—

Thrivent Mid Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$18.35	$19.88	$16.08	$11.74	$20.13	$19.34	$17.32	$15.12	$13.10	$10.06
value at end of period	$20.65	$18.35	$19.88	$16.08	$11.74	$20.13	$19.34	$17.32	$15.12	$13.10
number outstanding at end of period (000 omitted)	219	255	312	364	413	493	593	629	534	390

Thrivent Mid Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$19.52	$20.28	$16.36	$12.16	$19.38	$18.29	$16.91	$15.29	$13.42	$10.11
value at end of period	$22.56	$19.52	$20.28	$16.36	$12.16	$19.38	$18.29	$16.91	$15.29	$13.42
number outstanding at end of period (000 omitted)	150	163	198	239	276	351	425	508	451	234

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Partner Worldwide Allocation Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.55	$8.73	$7.81	$6.03	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.82	$7.55	$8.73	$7.81	$6.03	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	848	71	73	57	33	—	—	—	—	—

Thrivent Partner Socially Responsible Stock Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$9.68	$10.01	$8.59	$6.43	$10.00	$—	$—	$—	$—	$—
value at end of period	$11.08	$9.68	$10.01	$8.59	$6.43	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	3	3	2	1	1	—	—	—	—	—

Thrivent Partner All Cap Growth Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.83	$9.66	$7.83	$5.29	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.66	$8.83	$9.66	$7.83	$5.29	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	9	11	11	5	1	—	—	—	—	—

Thrivent Partner All Cap Value Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$7.95	$8.98	$7.68	$5.52	$10.00	$—	$—	$—	$—	$—
value at end of period	$8.74	$7.95	$8.98	$7.68	$5.52	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	2	2	4	3	1	—	—	—	—	—

Thrivent Partner All Cap Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$16.08	$17.15	$14.97	$11.84	$21.06	$17.77	$15.63	$13.41	$11.99	$9.86
value at end of period	$18.16	$16.08	$17.15	$14.97	$11.84	$21.06	$17.77	$15.63	$13.41	$11.99
number outstanding at end of period (000 omitted)	90	109	124	164	172	232	233	259	248	163

Thrivent Large Cap Growth Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.61	$14.59	$13.38	$9.61	$16.83	$14.64	$13.93	$13.22	$12.47	$9.71
value at end of period	$15.96	$13.61	$14.59	$13.38	$9.61	$16.83	$14.64	$13.93	$13.22	$12.47
number outstanding at end of period (000 omitted)	430	451	546	636	743	927	1,123	1,359	1,049	471

Thrivent Partner Growth Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$15.47	$15.95	$13.89	$9.85	$17.29	$16.07	$14.42	$13.78	$12.73	$9.86
value at end of period	$18.07	$15.47	$15.95	$13.89	$9.85	$17.29	$16.07	$14.42	$13.78	$12.73
number outstanding at end of period (000 omitted)	114	128	161	187	204	253	286	342	349	190

Thrivent Large Cap Value Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$14.52	$15.21	$13.72	$11.51	$17.80	$17.27	$14.77	$14.02	$12.47	$10.00
value at end of period	$16.81	$14.52	$15.21	$13.72	$11.51	$17.80	$17.27	$14.77	$14.02	$12.47
number outstanding at end of period (000 omitted)	320	362	434	494	570	697	859	1,035	831	494

Thrivent Large Cap Stock Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$12.04	$12.81	$11.74	$9.34	$15.23	$14.38	$13.05	$12.58	$11.78	$9.86
value at end of period	$13.62	$12.04	$12.81	$11.74	$9.34	$15.23	$14.38	$13.05	$12.58	$11.78
number outstanding at end of period (000 omitted)	878	994	1,151	1,312	1,514	1,823	2,260	2,767	2,630	1,883

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Large Cap Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.40	$14.38	$12.74	$10.25	$16.56	$15.99	$14.08	$13.65	$12.54	$9.93
value at end of period	$16.38	$14.40	$14.38	$12.74	$10.25	$16.56	$15.99	$14.08	$13.65	$12.54
number outstanding at end of period (000 omitted)	287	337	401	458	547	690	812	990	881	508

Thrivent Equity Income Plus Subaccount (April 30, 2008)
Accumulation unit:
value at beginning of period	$8.80	$9.16	$8.01	$6.97	$10.00	$—	$—	$—	$—	$—
value at end of period	$9.80	$8.80	$9.16	$8.01	$6.97	$—	$—	$—	$—	$—
number outstanding at end of period (000 omitted)	27	29	17	8	13	—	—	—	—	—

Thrivent Balanced Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.32	$13.96	$12.51	$10.44	$14.34	$13.81	$12.58	$12.30	$11.56	$10.02
value at end of period	$15.85	$14.32	$13.96	$12.51	$10.44	$14.34	$13.81	$12.58	$12.30	$11.56
number outstanding at end of period (000 omitted)	355	405	468	471	528	714	837	1,057	1,125	708

Thrivent High Yield Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$20.72	$20.10	$17.82	$12.61	$16.22	$16.04	$14.77	$14.42	$13.30	$10.55
value at end of period	$23.73	$20.72	$20.10	$17.82	$12.61	$16.22	$16.04	$14.77	$14.42	$13.30
number outstanding at end of period (000 omitted)	198	194	216	250	287	357	459	571	476	203

Thrivent Diversified Income Plus Subaccount (October 31, 2002)[1]
Accumulation unit:
value at beginning of period	$18.06	$17.93	$15.72	$11.99	$15.87	$16.28	$14.48	$14.19	$13.35	$10.81
value at end of period	$20.36	$18.06	$17.93	$15.72	$11.99	$15.87	$16.28	$14.48	$14.19	$13.35
number outstanding at end of period (000 omitted)	249	204	217	215	255	328	350	402	438	322

Thrivent Income Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$14.50	$13.90	$12.65	$10.59	$12.07	$11.81	$11.38	$11.29	$10.95	$10.25
value at end of period	$15.84	$14.50	$13.90	$12.65	$10.59	$12.07	$11.81	$11.38	$11.29	$10.95
number outstanding at end of period (000 omitted)	378	377	419	497	573	725	840	978	845	498

Thrivent Bond Index Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$13.56	$12.73	$11.83	$11.08	$11.35	$10.90	$10.65	$10.58	$10.34	$10.14
value at end of period	$14.01	$13.56	$12.73	$11.83	$11.08	$11.35	$10.90	$10.65	$10.58	$10.34
number outstanding at end of period (000 omitted)	368	371	413	507	601	795	931	1,101	1,087	784

Thrivent Limited Maturity Bond Subaccount (October 31, 2002)
Accumulation unit:
value at beginning of period	$11.73	$11.81	$11.40	$10.15	$11.02	$10.76	$10.45	$10.41	$10.38	$10.09
value at end of period	$12.05	$11.73	$11.81	$11.40	$10.15	$11.02	$10.76	$10.45	$10.41	$10.38
number outstanding at end of period (000 omitted)	525	526	565	616	762	958	1,089	1,253	1,173	641

[1]	Formerly known as Thrivent High Yield Subaccount II.

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005 (continued)

Variable Account charges of 1.55% of the daily net assets of the Variable Account (continued).

Representing all Optional Death Benefits: MADB, PADB and EADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Mortgage Securities Subaccount (April 30, 2003)
Accumulation unit:
value at beginning of period	$13.08	$12.71	$11.52	$10.35	$11.06	$10.69	$10.37	$10.32	$10.08	$10.00
value at end of period	$13.65	$13.08	$12.71	$11.52	$10.35	$11.06	$10.69	$10.37	$10.32	$10.08
number outstanding at end of period (000 omitted)	92	99	107	111	150	212	271	340	307	162

Thrivent Money Market Subaccount (April 25, 2003)
Accumulation unit:
value at beginning of period	$1.04	$1.06	$1.07	$1.09	$1.07	$1.03	$1.00	$0.99	$0.99	$1.00
value at end of period	$1.02	$1.04	$1.06	$1.07	$1.09	$1.07	$1.03	$1.00	$0.99	$0.99
number outstanding at end of period (000 omitted)	1,850	2,198	2,584	5,126	8,103	5,237	4,079	3,705	3,591	2,773

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Series 2002 Contracts issued before April 29, 2005—See Appendix B

Variable Account charges of 1.95% of the daily net assets of the Variable Account.

Representing the RPA and the MADB.

Year ended Dec. 31,	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
Thrivent Moderately Aggressive Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.75	$12.33	$10.89	$8.54	$13.04	$12.32	$11.08	$10.00	$—	$—
value at end of period	$13.00	$11.75	$12.33	$10.89	$8.54	$13.04	$12.32	$11.08	$—	$—
number outstanding at end of period (000 omitted)	1,228	1,505	1,401	884	470	409	277	118	—	—

Thrivent Moderate Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.98	$12.34	$11.06	$8.87	$12.49	$11.91	$10.87	$10.00	$—	$—
value at end of period	$13.12	$11.98	$12.34	$11.06	$8.87	$12.49	$11.91	$10.87	$—	$—
number outstanding at end of period (000 omitted)	3,693	3,343	2,447	1,795	1,037	898	600	129	—	—

Thrivent Moderately Conservative Allocation Subaccount (April 29, 2005)
Accumulation unit:
value at beginning of period	$11.96	$12.17	$11.13	$9.25	$11.85	$11.42	$10.61	$10.00	$—	$—
value at end of period	$12.85	$11.96	$12.17	$11.13	$9.25	$11.85	$11.42	$10.61	$—	$—
number outstanding at end of period (000 omitted)	2,898	2,168	1,617	1,023	349	234	186	92	—	—

APPENDIX B—PRIOR CONTRACT

We offered a flexible premium deferred variable annuity contract (the “Prior Contract”) (form # W-BB-FPVA) beginning in 2002. The Prior Contract is no longer being issued.

Principal Differences

The principal differences between the Contract offered by this Prospectus and the Prior Contract relate to the following charges:

♦	Surrender Charges

♦	Risk Charges

♦	Annual administrative charge

Other Differences

Other differences between the Contract offered by this Prospectus and the Prior Contract relate to the following:

♦	The minimum amount that must remain after a partial surrender

♦	The restriction on transfers from a Fixed Period Allocation

♦	The minimum amount required for the initial premium

♦	The interest rate credited for amounts allocated to the Fixed Account when the Contract has an optional death benefit

♦	The Return Protection Allocation is offered as an amendment instead of an optional provision of the Contract

♦	The Guaranteed Lifetime Withdrawal Benefit is not offered with the Prior Contract

Surrender Charges

The maximum surrender charge for the Prior Contract is 6% and it applies for six years as follows:

Contract Year	1	2	3	4	5	6

Percent Applied	6%	5%	4%	3%	2%	1%

Risk Charges

The current risk charges for the Prior Contract are lower than the Risk Charges for the Contract offered by this Prospectus. The Fee and Expense Tables set forth below list the current and maximum risk charges for the Prior Contract. We may change the current risk charges for the Prior Contract in the future, but we guarantee that they will never exceed the maximum annual rates shown in the Fee and Expense Tables set forth below. On or after the Annuity Date, the risk charges for Annuity Unit Values are 1.25%.

Annual Administrative Charge

The Prior Contract has no annual administrative charge.

APPENDIX B—PRIOR CONTRACT

Other Differences

Under the Contract covered by this Prospectus, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $1,000. Under the Prior Contract, a partial surrender may not reduce the remaining Accumulated Value in the Contract to less than $600.

The Contract covered by this Prospectus does not allow transfers from a Fixed Period Allocation. The Prior Contract allows such transfers, which are subject to the Market Value Adjustment.

Under the Contract covered by this Prospectus, the initial premium must be at least $5,000 for a Contract that is not issued in connection with a Qualified Plan and $2,000 for a Contract that is issued in connection with a Qualified Plan. Under the Prior Contract, the initial premium must be at least $600 on an annual basis.

Under the Contract covered by this Prospectus, the interest rate credited for a Contract with an optional death benefit will be 0.25% lower than the interest amount credited for a contract without any optional death benefits. Under the Prior Contract, the interest rate for amounts credited to the Fixed Account will not be reduced if the contract has an optional death benefit.

FEE AND EXPENSE TABLES FOR PRIOR CONTRACT

The following tables describe the fees and expenses that you will pay when owning, making additional payments to, and surrendering the Prior Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Prior Contract, surrender the Prior Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Prior Contract. No state premium taxes are deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchase (as a percentage of purchase payments)	0%

Maximum Deferred Sales Load (as a percentage of excess amount surrendered)	6.00%[1]

Transfer Charge (after 12 free transfers)	$25[2]

APPENDIX B—PRIOR CONTRACT

The next table describes the fees and expenses that you will pay periodically during the time that you own the Prior Contract, not including Fund fees and expenses.

Periodic Fees and Expenses other than Fund Expenses
Annual Separate Account Expenses as a percentage of average Contract value
Mortality & Expense Risk Charge[3]	Maximum	Current
Basic Death Benefit	1.25%	1.10%
Charges for Optional Benefits (based on benefits chosen)

Maximum Anniversary Death Benefit (MADB)	0.10	0.10

Premium Accumulation Death Benefit (PADB)	0.25	0.25

Earnings Addition Death Benefit (EADB)	0.20	0.20

MADB and PADB	0.30	0.30

MADB and EADB	0.25	0.25

PADB and EADB	0.40	0.40

MADB and PADB and EADB	0.45	0.45

Return Protection Allocation (RPA)	0.75	0.75	[4]

MADB and RPA	0.85	0.85	[5]
Maximum Total Separate Account Expenses[6]	2.10%	1.95%

Charges after the Annuity Date
Mortality and Expense Risk Charge (after annuitization)	1.25%
Commuted Value Charge (for surrender of settlement option)	0.25%	[7]

See Annuity Provisions in this prospectus for a discussion of these other charges.

The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.

Total Annual Fund Operating Expenses[8]
	Maximum	Minimum
(expenses that are deducted from Fund Assets, including management fees, and other expenses):	2.67%	0.42%

APPENDIX B—PRIOR CONTRACT

Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.

If a Portfolio is structured as a “fund of funds,” total gross annual Portfolio expenses also include the fees associated with the Portfolios in which it invests. Because of this a Portfolio that is structured as a “fund of funds” may have higher fees and expenses than a Portfolio that invests directly in debt and equity securities. For a list of the “fund of funds” Portfolios available through the Contract, see the chart of portfolios available in the prospectus for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the Prior Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses. The following two examples assume that you invest $10,000 in the Prior Contract for the time periods indicated and that your investment has a 5% return each year and assumes both the minimum and the maximum fees and expenses of the Portfolios. Example 1 shows a Contract with a combination of features and portfolio ranges that yield the most expensive total cost. Example 2 shows the cost of a Contract with the most expensive optional feature. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: Contract with the MADB, PADB and EADB Optional Death Benefits9

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$982	$1,690	$2,405	$4,510
Minimum Portfolio Expenses:	$771	$1,056	$1,346	$2,452
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$982	$1,690	$2,220	$4,510
Minimum Portfolio Expenses:	$771	$1,056	$1,139	$2,452
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$438	$1,323	$2,220	$4,510
Minimum Portfolio Expenses:	$215	$664	$1,139	$2,452

APPENDIX B—PRIOR CONTRACT

Example 2: Contract with the MADB plus the RPA10

	Years
	1	3	5	10
If you surrender your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$836	$1,255	$1,685	$3,138
Minimum Portfolio Expenses:	$833	$1,247	$1,670	$3,109
If you annuitize your Contract at the end of the applicable time period with
Maximum Portfolio Expenses:	$836	$1,255	$1,484	$3,138
Minimum Portfolio Expenses:	$833	$1,247	$1,469	$3,109
If you do not surrender your Contract at end of the applicable time period with
Maximum Portfolio Expenses:	$284	$871	$1,484	$3,138
Minimum Portfolio Expenses:	$281	$862	$1,469	$3,109

For more information, See Charges and Deductions in this prospectus and the prospectus for the Fund.

Notes to Fee and Expense Tables:

1 In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the “Excess Amount”) will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years 7 and later. The surrender charge also will be deducted if the annuity payments begin during the fist three Contract Years, except under certain circumstances as described in Surrender Charge (Contingent Deferred Sales Charge).

2 You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.

3 The table shows the current and maximum risk charges for the Prior Contract. On or after the Annuity Date, the risk charge will be 1.25%. See Charges and Deductions—Risk Charge. The risk charge for a Prior Contract pending payout due to a death claim is based on the average daily net assets of the Variable Account and is equal to an annual rate of 0.95%.

4 The current charge is 0.50% for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%.

5 The current charge is 0.50% for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%.

6 The maximum total separate account expenses occur when both the MADB and RPA are selected as optional benefits.

7 If a payee under a settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% more than the interest rate used to determine the annuity payments.

8 Thrivent Financial has agreed to reimburse certain expenses other than the advisory fees for certain of the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (maximum and minimum) of total operating expenses charged by the Portfolios was between 1.40% to 0.29%. The reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2011, for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new Portfolios, amounts are based on estimates for the current fiscal year.

9 For this example, the following assumptions are used: 0.45% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 2.67% to 0.42%.

10 For this example, the following assumptions are used: 0.85% optional benefit charge, 1.25% mortality and expense risk charge, and portfolio operating expenses ranging from 0.71% to 0.68%.

APPENDIX C—BENEFITS NO LONGER AVAILABLE

Return Protection Allocations (RPA)

As of December 20, 2012, Return Protection Allocations (RPAs) are no longer available.

Prior to January 9, 2012, the following RPA Benefits were offered. Allocations to these RPA offerings will continue until their expiration date.

Options available prior to January 9, 2012.

Allocation Period	RP Moderately Conservative Allocation Subaccount	RP Moderate Allocation Subaccount	RP Moderately Aggressive Allocation Subaccount

7 years	1.5% guaranteed return	Guaranteed return of allocation amount	Not available

10 years	2.0 guaranteed return	1.0 guaranteed return	Guaranteed return of allocation amount

From January 9, 2012 to December 19, 2012, the following Return Protection Allocation (RPA) Benefits were offered. Allocations to these RPA offerings will continue until their expiration date.

Options available from January 9, 2012—December 19, 2012.

Allocation Period	RP Moderately Conservative Allocation Subaccount	RP Moderate Allocation Subaccount

7 years	Guaranteed return of allocation amount	Not available

10 years	Guaranteed return of allocation amount	Guaranteed return of allocation amount

The RPA Benefit. The Return Protection Allocation (RPA) was an optional living benefit available in your contract for an additional charge. The maximum charge is 0.75%. This is in addition to the Mortality and Expense Risk charge. The current charge is 0.75%, except for a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount which has a current charge of 0.50%. For a 10 year allocation period in the RP Moderately Conservative Allocation Subaccount made prior to January 9, 2012, the current charge is 0.75%. This benefit guarantees that your contract will have a certain minimum amount of Accumulated Value at the end of either a seven-year or ten-year period (allocation period), regardless of market performance. At the end of the allocation period, if the Accumulated Value is less than the guaranteed benefit amount, then we will adjust your Contract so that the value is equal to the guaranteed benefit amount. This benefit is adjusted for withdrawals and administrative charges. If the accumulated value is greater than the guaranteed benefit amount, then no adjustment will be made to the Contract. Neither Dollar Cost Averaging nor Asset Rebalancing is available on amounts with the RPA benefit. No premiums may be made to the RPA benefit before the allocation period is due to expire.

APPENDIX C—BENEFITS NO LONGER AVAILABLE

Effect of Partial Surrender and Administrative Charges. Any partial surrender or administrative charge taken from the RPA during the allocation period will reduce the Accumulated Value and correspondingly the benefit as follows: As of the day that a partial surrender is taken, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by that partial surrender. On any Contract Anniversary that we deduct an annual administrative charge, the accumulated allocation amount is decreased by the same proportion as the accumulated value of the RPA was decreased by the deduction for the annual administrative charge.

Expiration and Renewal. We will give you at least 45 days’ notice of the expiration date of each RPA and the options available at that time. Renewal of RPA options is currently unavailable.

If RPA options become available at a later date, unless we receive Written Notice before the expiration date to do otherwise, the accumulated value of the expired RPA will be applied to a new RPA on the expiration date. The new RPA will be applied to the same Subaccount and for the same period as the expired RPA (even if the guarantee has changed since the original RPA), subject to the following requirements. The new RPA must be at least $10,000 and the allocation period must not extend beyond the Annuity Date. If the amount of the RPA is less than $10,000 or if the allocation period would extend beyond the Annuity Date, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount.

If the same Subaccount and allocation period combination is no longer available for new allocations, the amount of that RPA will be transferred to the corresponding Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. If that Subaccount is no longer available for new allocations, the accumulated value of the expired RPA will be allocated to the Thrivent Money Market Subaccount.

Additional premiums or Accumulated Value may be allocated or transferred to the new RPA, if available at that time, on its allocation date by giving Written Notice prior to that date. Additional premiums received prior to the allocation date will be allocated to the Thrivent Money Market Subaccount and transferred to the new RPA on its allocation date.

Termination. An RPA automatically terminates on the earlier of its expiration date or the date that death benefits are calculated. You may only terminate an RPA prior to its expiration date if you give us Written Notice or notice by telephone (if you have such authorization). An RPA will terminate on the date the death benefit is calculated at which time the RPA’s accumulated value will be transferred to the corresponding asset allocation Subaccount available without the return protection benefit that invests in the same Portfolio as the RP subaccount. An RPA may be terminated during its first two years, but only by requesting a surrender of the entire accumulated value of the RPA; and surrender charges may apply. An RPA may be terminated more than two years after the date of its allocation by requesting a surrender of the accumulated value of the RPA, for which a surrender charge may apply; or requesting that the RPA’s accumulated value be transferred to another investment option.

Other Restrictions. During the first two years of the RPA allocation period, transfers from the RP subaccount are not permitted. No additional premiums may be made to the RPA once an allocation is in force. However, you may add premium at the expiration date. At least twelve months must pass before an RPA benefit (with the same allocation period) can be re-added, if available at that time, after being discontinued by the owner. An RPA benefit will automatically terminate if the Contract Owner chooses to annuitize the Contract (elects a settlement option).

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POSTAGE WILL BE PAID BY ADDRESSEE

ATTN: CHOOSE PAPERLESS DELIVERY
THRIVENT FINANCIAL FOR LUTHERANS
4321 N BALLARD RD
APPLETON WI 54913-9847

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- It provides you with easy access to prospectuses and financial reports, allowing you to view your information anytime, anywhere, without having to dig through files of paper.
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Thrivent Financial for Lutherans®
4321 N. Ballard Road, Appleton, WI 54919-0001

Choose Paperless Delivery

By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

- **Prospectuses**
- **Annual and semiannual reports**
- **Annual privacy notices**

I understand and agree to the following:

- I will receive electronic delivery of the documents designated above.
- I will no longer receive paper copies of these documents in the mail.
- A link to a printable copy of the annual privacy notice will be sent to me by electronic means at the email address I provide and I will continue to receive other privacy notices including copies of the Thrivent Financial health privacy notice and/or Notice of Insurance Information Practices by regular mail.
- I will receive periodic emails directing me to Thrivent Financial's website where documents will be available.
- I will update Thrivent Financial if my email address changes.
- I have the ability to access the Internet at my own cost and will need Adobe® Reader® to view the documents. (If I don't have it, I can download Reader® free from adobe.com.)
- This consent can be used for Thrivent Financial products I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

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Each contract owner requesting paperless delivery must complete.

Contract owner 1: ______________________________
(Please print first and last name)

Email: ______________________________

Signature: ______________________________

Contract owner 2: ______________________________
(Please print first and last name)

Email: ______________________________

Signature: ______________________________

Address (if different than above): ______________________________

City: ____________________ State: __________ ZIP: __________

No person has been given the authority to give any information or to make any representations other than those contained in these prospectuses. If given or made, such information or representations must not be relied upon as having been authorized. These prospectuses do not constitute an offer to any person in a state where it is unlawful to make such an offer.

The variable annuity contract described herein is issued by Thrivent Financial for Lutherans, 625 Fourth Avenue South, Minneapolis, MN 55415, and distributed by Thrivent Investment Management Inc., 625 Fourth Avenue South, Minneapolis, MN 55415, a subsidiary of Thrivent Financial for Lutherans.

32037PR R4-13 Contract Form W-BC-FPVA (05), W-BB-FPVA (02)

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statement of Additional Information

Dated April 30, 2013

For

Flexible Premium Deferred Variable Annuity Contract

Issued by

THRIVENT FINANCIAL FOR LUTHERANS

Service Center:	Corporate Office:
4321 North Ballard Road	625 Fourth Avenue South
Appleton, WI 54919-0001	Minneapolis, MN 55415-1665
Telephone: 800-847-4836	Telephone: 800-847-4836
E-mail: mail@thrivent.com	E-mail: mail@thrivent.com
Facsimile: 800-225-2264

This Statement of Additional Information (“SAI”) is not a prospectus, but should be read in conjunction with the Prospectus dated April 30, 2013 (the “Prospectus”) for Thrivent Variable Annuity Account I (the “Variable Account”) describing an individual flexible premium deferred variable annuity contract (the “Contract”) being offered by Thrivent Financial for Lutherans (“Thrivent Financial”) to persons eligible for membership in Thrivent Financial, along with a Prior Contract which is being replaced by the Contract. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-847-4836, or by accessing the Securities and Exchange Commission’s Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

1

INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (a “Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

SERVICES

Service Agreements and Other Service Providers

Assurance and audit services are provided by Ernst & Young LLP, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.

There are no other service agreement contracts or service providers other than those described in this Statement of Additional Information. There is no custodian.

PRINCIPAL UNDERWRITER

Thrivent Investment Management Inc., an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Principal Underwriting Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Management Inc. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

From time to time, Thrivent Financial may offer to exchange old contracts offered by Thrivent Financial, Thrivent Life Insurance Company, AAL or Lutheran Brotherhood for the Contract offered in this Prospectus. No surrender charge will apply upon an exchange of Contracts pursuant to this exchange offer. In addition, as part of the exchange offer, the New Contracts will be deemed to have been issued on the same issue date as the Current Contract for purposes of computing the applicable surrender charge.

2

Thrivent Financial paid underwriting commissions for the last three fiscal years as shown below. Of these amounts, Thrivent Investment Management retained $0.

2012	2011	2010
$87,778,563	$73,406,811	$57,146,787

STANDARD AND POOR’S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P’s only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Thrivent Financial, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500® or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The consolidated balance sheets of Thrivent Financial as of December 31, 2012 and 2011, as well as the related consolidated statements of comprehensive income, members’ equity and cash flows for each of the three years in the period ended December 31, 2012, and for 2012 and 2011 the related financial statement schedules appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I as of December 31, 2012 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and Registration Statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the Contracts. The value of the interests of owners and beneficiaries under the Contracts are affected primarily by the investment results of the Subaccounts of the Variable Account.

3

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the accompanying consolidated financial statements of Thrivent Financial for Lutherans, which comprise the consolidated balance sheets as of December 31, 2012 and 2011, and the related consolidated statements of comprehensive income, members’ equity, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States and in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial for Lutherans at December 31, 2012 and 2011, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

Change in Accounting Principle

As discussed in Note 1 to the consolidated financial statements, Thrivent Financial for Lutherans has elected to change its method for accounting for deferred acquisition cost effective January 1, 2012. Our opinion is not modified with respect to this matter.

Minneapolis, Minnesota

February 20, 2013

Thrivent Financial for Lutherans

Consolidated Balance Sheets

As of December 31, 2012 and 2011

(in millions)

	2012	2011
Assets
Fixed maturity securities, at fair value	$42,082	$38,878
Equity securities, at fair value	891	895
Mortgage loans	7,306	7,906
Contract loans	1,255	1,273
Short-term investments	909	701
Limited partnerships	1,837	1,525
Other investments	789	729

Total investments	55,069	51,907

Cash and cash equivalents	2,666	1,504
Amounts due from brokers	18	35
Accrued investment income	428	434
Deferred acquisition costs	1,729	1,804
Receivables	254	196
Property and equipment, net	137	141
Other assets	82	83
Assets held in separate accounts	17,100	14,249

Total Assets	$77,483	$70,353

Liabilities
Future contract benefits	$18,872	$17,652
Contractholder funds	25,549	25,356
Unpaid claims and claim expenses	237	228
Amounts due to brokers	3,136	1,683
Securities lending obligation	432	455
Other liabilities	798	824
Liabilities related to separate accounts	17,100	14,249

Total Liabilities	66,124	60,447
Members’ Equity
Retained earnings	9,210	8,541
Accumulated other comprehensive income	2,149	1,365

Total Members’ Equity	11,359	9,906

Total Liabilities and Members’ Equity	$77,483	$70,353

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Comprehensive Income

For the Years Ended December 31, 2012, 2011 and 2010

(in millions)

	2012	2011	2010
Revenues
Premiums	$1,530	$1,559	$1,578
Net investment income	2,437	2,545	2,465
Realized investment gains, net	315	295	309
Contract charges	741	694	650
Investment advisory fees	222	202	176
Other revenues	280	223	212

Total Revenues	5,525	5,518	5,390

Benefits and Expenses
Contract claims and other benefits	1,473	1,404	1,335
Increase in contract reserves	909	986	787
Interest credited	1,047	1,071	1,067
Dividends to members	272	300	314

Total benefits	3,701	3,761	3,503

Underwriting, acquisition and insurance expenses	827	673	687
Amortization of deferred acquisition costs	175	101	255
Fraternal benefits and expenses	153	162	118

Total expenses	1,155	936	1,060

Total Benefits and Expenses	4,856	4,697	4,563

Net Income	669	821	827

Other Comprehensive Income
Unrealized investment gains and losses:
Arising during the period on securities available-for-sale	1,658	1,019	1,482
Reclassification adjustment for realized gains and losses included in net income	(326)	(168)	(245)
Impact on deferred acquisition costs	(163)	(82)	(395)
Impact on loss reserve adjustment	(346)	(380)	(27)
Impact on other adjustments	(10)	(4)	(6)
Pension liability adjustment	(29)	(121)	(5)

Total Other Comprehensive Income	784	264	804

Total Comprehensive Income	$1,453	$1,085	$1,631

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Members’ Equity

For the Years Ended December 31, 2012, 2011 and 2010

(in millions)

	2012	2011	2010
Retained Earnings
Balance at January 1	$8,541	$7,720	$6,893
Net income	669	821	827

Balance at December 31	9,210	8,541	7,720

Accumulated Other Comprehensive Income
Balance at January 1	1,365	1,101	297
Other comprehensive income	784	264	804

Balance at December 31	2,149	1,365	1,101

Total Members’ Equity	$11,359	$9,906	$8,821

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2012, 2011 and 2010

(in millions)

	2012	2011	2010
Operating Activities
Net income	$669	$821	$827
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in contract liabilities and accruals	883	979	796
Change in contractholder funds	637	653	678
Change in deferred acquisition costs	(88)	(228)	(42)
Realized investment gains, net	(315)	(295)	(309)
Changes in other assets and liabilities	(43)	44	25

Net Cash Provided by Operating Activities	1,743	1,974	1,975

Investing Activities
Proceeds from sales, maturities or repayments of fixed maturity securities	7,903	8,414	9,050
Cost of fixed maturity securities acquired	(8,235)	(10,157)	(11,551)
Proceeds from sales of equity securities	1,425	1,491	2,263
Cost of equity securities acquired	(1,289)	(1,471)	(2,094)
Proceeds from mortgage loans sold, matured or repaid	728	825	713
Cost of mortgage loans issued	(923)	(736)	(670)
Purchases of fixed maturity securities under mortgage roll program, net	(1,650)	(120)	(94)
Contract loans issued, net	18	2	(12)
Purchases of short-term investments, net	(208)	(4)	(99)
Change in collateral held for securities lending	(23)	77	163
Change in net amounts due to/from broker	1,470	268	119
Net change in banking-related assets and liabilities sold to the credit union	(77)	35	30
Other, net	297	(413)	(400)

Net Cash Used in Investing Activities	(564)	(1,789)	(2,582)

Financing Activities
Universal life and investment contract receipts	1,842	1,865	2,112
Universal life and investment contract withdrawals	(1,859)	(1,643)	(1,860)

Net Cash (Used in) Provided by Financing Activities	(17)	222	252

Net Change in Cash and Cash Equivalents	1,162	407	(355)
Cash and Cash Equivalents, Beginning of Year	1,504	1,097	1,452

Cash and Cash Equivalents, End of Year	$2,666	$1,504	$1,097

The accompanying notes are an integral part of these consolidated financial statements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2012, 2011 and 2010

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations

Thrivent Financial for Lutherans (“Thrivent Financial”) is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance, as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial representatives. Thrivent Financial also offers its members additional related financial products and services, such as investment funds and trust services, through its subsidiaries and affiliates.

Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of Thrivent Financial and its wholly owned subsidiaries and affiliated entities that are subject to consolidation. All significant intercompany transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Investments

Fixed maturity securities:  Investments in fixed maturity securities are classified as either available-for-sale or trading and are carried at fair value. The change in unrealized gains and losses on securities within the available-for-sale portfolio is included as a component of other comprehensive income, while the change in fair value on securities within the trading portfolio is recognized in the Consolidated Statements of Comprehensive Income as a component of realized investment gains and losses. Discounts or premiums on fixed maturity securities are amortized over the term of the securities using the effective interest method.

Thrivent Financial uses a mortgage dollar roll program to enhance the yield on its mortgage-backed securities (“MBS”). MBS dollar rolls are similar to repurchase agreements, whereby Thrivent Financial sells an MBS and subsequently enters into a commitment to purchase another security at a specified later date. Thrivent Financial’s mortgage dollar roll program generally includes a series of MBS dollar rolls extending for more than a year. Thrivent Financial had $3,069 million and $1,418 million in the mortgage dollar roll program as of December 31, 2012 and 2011, respectively.

Equity securities:  Investments in equity securities are classified as available-for-sale and carried at fair value. The change in unrealized gains and losses on equity securities is included as a component of other comprehensive income.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Mortgage loans:  Mortgage loans are generally carried at their unpaid principal balances adjusted for premium and discount amortization, less valuation adjustments and net of an allowance for credit losses. Interest income is accrued on the unpaid principal balance using the loan’s contractual interest rate. Discounts or premiums are amortized over the term of the loans using the effective interest method. Interest income and amortization of premiums and discounts are recorded as a component of net investment income, along with prepayment fees and mortgage loan fees.

Contract loans:  Contract loans are generally carried at their aggregate unpaid balances.

Short-term investments:  Short-term investments are carried at amortized cost, which approximates fair value. Short-term investments have contractual maturities of 12 months or less at the time of acquisition.

Limited partnerships:  Limited partnerships represent Thrivent Financial’s private equity investments. These investments are a combination of direct equity investments, mezzanine debt investments or holdings in other investment funds. These assets are carried at fair value.

Other investments:  Other investments primarily consist of equity limited partnerships, derivative instruments, real estate joint ventures and real estate. Equity limited partnerships are valued using the equity method. Derivatives are carried at fair market value. Real estate joint ventures are valued using both the equity method and internal valuation models. Investments in real estate and home office real estate are valued at cost plus capital expenditures less accumulated depreciation. Real estate held-for-sale is carried at the lower of cost or fair value, less estimated costs to sell.

Securities lending:  Securities loaned under Thrivent Financial’s securities lending agreement are included in the Consolidated Balance Sheets at amortized cost or fair value, depending on the nature of the security. Thrivent Financial generally receives cash collateral in an amount that is in excess of the market value of the securities loaned, and the cash collateral is invested in highly-liquid, highly-rated securities, which are included in equity securities, short-term investments, and cash and cash equivalents on the Consolidated Balance Sheets. An obligation is also recognized for the amount of the collateral and is included in the Consolidated Balance Sheets. Market values of securities loaned and collateral are monitored daily, and additional collateral is obtained as necessary.

Unrealized investment gains and losses:  Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs, loss reserve adjustments and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members’ equity.

Realized investment gains and losses:  Realized investment gains and losses on sales of securities are determined using an average cost method. Changes in fair value of fixed maturity securities within the trading portfolio are included as a component of realized investment gains and losses. Thrivent Financial periodically reviews its securities portfolios and evaluates those securities where the current fair value is less than amortized cost for indicators that the decline in value is other-than-temporary. This review includes an evaluation of each security issuer’s creditworthiness, such as its ability to generate operating cash flow and remain current on all debt obligations, as well as any changes in its credit ratings from third party agencies. Other factors include the

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Investments, continued

Realized investment gains and losses, continued

severity and duration of the impairment, Thrivent Financial’s ability to collect all amounts due according to the contractual terms of the debt security and Thrivent Financial’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in the market. The potential need to sell securities in an unrealized loss position but which have no other indications of other-than-temporary impairment is evaluated based on the current market environment, near-term and long-term asset liability management strategies and target allocation strategies for various asset classes. Generally, Thrivent Financial has the ability and intent to hold securities in an unrealized loss position for a period of time sufficient for the security to recover in value. Investments that are determined to be other-than-temporarily impaired are written down to fair value with the impairment included as a component of realized investment gains and losses or other comprehensive income, as appropriate. If Thrivent Financial decides to sell a security in an unrealized loss position, a realized loss is recognized in the period that the decision is made to sell that security. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Fair value of financial instruments:  In estimating the fair values for financial instruments, the amount of observable and unobservable inputs used to determine fair value is taken into consideration. Each of the financial instruments has been classified into one of three categories based on that evaluation. A Level 1 financial instrument is valued using quoted prices for identical assets in active markets that are accessible. A Level 2 financial instrument is valued based on quoted prices for similar instruments in active markets that are accessible, quoted prices for identical or similar instruments in markets that are not active, or model-derived valuations where the significant value drive inputs are observable. A Level 3 financial instrument is valued using significant value drive inputs that are unobservable.

Cash and Cash Equivalents

Cash and cash equivalents are carried at amortized cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs

Costs incurred that are directly related to the successful acquisition and issuance of a new or renewal insurance contract have been deferred to the extent such costs are deemed recoverable from future profits. Included in these costs are commissions, underwriting, policy issuance costs and medical examination fees. Other general insurance and indirect expenses are expensed during the period in which they are incurred.

For interest-sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets, which range from 3 years for computer hardware and software to 40 years for buildings.

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on daily net asset values.

Contract Liabilities and Accruals

Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long-term care contracts, reserves are computed on a net level basis using realistic assumptions, with a provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, reported or unreported, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds

Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits

For life and certain annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Insurance Revenues and Benefits, continued

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Investment Advisory Fees

Investment advisory fees consist of fees earned from investment advisory services performed for the Thrivent family of mutual funds and variable product investment funds.

Other Revenues

Other revenue consists of concession revenue and revenue from customers’ securities transactions, including brokerage fees and distribution fees.

Dividends to Members

Thrivent Financial’s insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Comprehensive Income. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial’s Board of Directors.

Fraternal Benefits and Expenses

Fraternal benefits and expenses include all fraternal activities, as well as expenses incurred to provide or administer fraternal benefits and expenses related to Thrivent Financial’s fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial’s fraternal branch system. Thrivent Financial conducts its fraternal activities primarily through its chapter system, which is made up of over 1,300 chapters, whose members participate in locally sponsored charitable activities.

Income Taxes

Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code; therefore, no provision for income taxes was recorded for the fraternal benefit society. Thrivent Financial’s subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense recorded by Thrivent Financial’s subsidiaries for the years ended December 31, 2012, 2011 and 2010, totaled $18 million, $15 million and $12 million, respectively. This tax expense is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statements of Comprehensive Income. Thrivent Financial’s subsidiaries had a net deferred tax liability of $24 million and $13 million as of December 31, 2012 and 2011, respectively. There are no material tax contingencies or provisions for uncertain tax

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Income Taxes, continued

positions recorded that warrant disclosure under current accounting guidance. Tax years 2009 through 2012 remain subject to examination by the Internal Revenue Service.

New Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) updated the disclosures related to the presentation of comprehensive income. The standard requires presenting all non-owner changes in members’ equity in either a single continuous statement of comprehensive income or in two separate, but consecutive, statements. The standard also requires that changes in the accumulated balances for each component of other comprehensive income be presented either on the face of the financials or in the notes. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2012.

In May 2011, the FASB updated the accounting standards for fair value disclosures and measurements. The standard requires disclosures related to financial instruments valued using Level 3 inputs. The standard requires descriptions of the unobservable inputs and assumptions used in the measurement, descriptions of the valuation process and qualitative disclosures regarding the sensitivity of the measurements to changes in those inputs, in addition to the relationships between those inputs if a change would result in significant differences in the fair value measurements. The standard also requires disclosure of fair value by level for financial instruments not measured at fair value, but for which estimated fair values are disclosed. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2012.

In October 2010, the FASB updated the accounting standards for the capitalization of costs associated with the acquisition of new and renewal insurance contracts. The standard prescribes that certain incremental direct costs of successful initial or renewal contract acquisitions may be deferred. It defines incremental direct costs as those costs that result directly from and are essential to the contract transaction and would not have been incurred by the insurance entity had the contract transaction not occurred. The standard also clarifies the definition of the types of incurred costs that may be capitalized and the accounting and recognition treatment of advertising, research and other administrative costs related to the acquisition of insurance contracts. Thrivent Financial adopted the guidance prospectively for the annual reporting period ended December 31, 2012.

In July 2010, the FASB updated the disclosures about the credit quality of financing receivables and the allowance for credit losses. The standard requires disclosures on a disaggregated basis for financing receivables and includes two levels: portfolio segment (rollforward of allowance for credit losses, credit quality indicators) and class of financing receivable (aging of past due receivables, nonaccrual status, impaired loans, troubled debt restructurings). Portfolio segment is the level at which an entity develops and documents a systematic method to determine its allowance for credit losses. Class of financing receivable is generally a disaggregation of portfolio segment. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2011.

In January 2010, the FASB updated the accounting standards for fair value measurements. The standard requires separately disclosing the purchases, sales and transfers for the Level 3 fair value measurements. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2011.

In January 2010, the FASB updated the accounting standards for fair value measurements. The standard requires separately disclosing the amounts of significant transfers into and out of Level 1 and Level 2 fair value measurements and describing the reasons for the transfers. Thrivent Financial adopted the guidance for the annual reporting period ended December 31, 2010.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Significant Accounting Policies, continued

Sale of Subsidiary Assets

During 2012, Thrivent Financial sponsored the formation of a federally chartered credit union and made an irrevocable contribution of capital totaling $45 million. Thrivent Financial then sold substantially all of the net assets of its retail banking operations to the credit union. Total assets and liabilities of the operations sold at fair value to the credit union were $548 million and $482 million, respectively, as of December 31, 2011. Net income from the banking operations sold was $1 million for each of the three years ended December 31, 2012, 2011 and 2010. The contribution of capital was recorded in underwriting, acquisition and insurance expenses in the Consolidated Statement of Comprehensive Income for the year ended December 31, 2012.

Subsequent Events

Thrivent Financial evaluated events or transactions that may have occurred after the Consolidated Balance Sheet date for potential recognition or disclosure through February 20, 2013, the date the consolidated financial statements were available to be issued.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation. A reclassification in the amount of $101 million was made between deferred acquisition costs and future contract benefits for 2011 amounts reported in the Consolidated Balance Sheets in order to conform to the current year presentation. A related reclassification was made between components of other comprehensive income on the Consolidated Statements of Comprehensive Income.

Note 2. Investments

Fixed Maturity Securities

The amortized cost and fair value of Thrivent Financial’s investment in fixed maturity securities held in the available-for-sale portfolio are summarized below (in millions). Prior year values have been reclassified to conform to current year presentation.

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2012
U.S. government and agency securities	$1,230	$34	$—	$1,264
U.S. state and political subdivision securities	430	34	—	464
Securities issued by foreign governments	140	23	—	163
Corporate debt securities	25,745	3,677	41	29,381
Residential mortgage-backed securities	3,915	130	36	4,009
Commercial mortgage-backed securities	1,805	154	13	1,946
Collateralized debt obligations	3	2	—	5
Other debt obligations	355	8	3	360

Total fixed maturity securities	$33,623	$4,062	$93	$37,592

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2011
U.S. government and agency securities	$2,274	$56	$1	$2,329
U.S. state and political subdivision securities	193	24	—	217
Securities issued by foreign governments	147	18	—	165
Corporate debt securities	24,384	2,668	139	26,913
Residential mortgage-backed securities	4,325	124	164	4,285
Commercial mortgage-backed securities	1,799	92	39	1,852
Collateralized debt obligations	7	—	—	7
Other debt obligations	551	45	19	577

Total fixed maturity securities	$33,680	$3,027	$362	$36,345

Thrivent Financial maintains a trading securities portfolio to support investment strategies that involve more frequent purchases and sales of securities, including securities in the mortgage dollar roll program. The amount of fixed maturity securities in the trading portfolio as of December 31, 2012 and 2011, totaled $4,490 million and $2,533 million, respectively. Changes in the fair value of such trading securities are included as a component of realized investment gains (losses) and totaled $7 million, $48 million and $82 million for the years ended December 31, 2012, 2011, and 2010, respectively.

The amortized cost and fair value of fixed maturity securities in the available-for-sale portfolio by contractual maturity as of December 31, 2012, are shown below (in millions). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due in one year or less	$1,053	$1,085
Due after one year through five years	6,798	7,466
Due after five years through ten years	11,128	12,528
Due after ten years	14,644	16,513

Total fixed maturity securities	$33,623	$37,592

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Fixed Maturity Securities, continued

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities in the available-for-sale portfolio have been in a continuous unrealized loss position (dollars in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2012
Corporate debt securities	200	$1,038	$30	42	$166	$11
Residential mortgage-backed securities	18	245	—	60	345	36
Commercial mortgage-backed securities	3	25	—	8	87	13
Collateralized debt obligations	1	—	—	2	—	—
Other debt obligations	10	45	2	2	3	1

Total fixed maturity securities	232	$1,353	$32	114	$601	$61

December 31, 2011
U.S. government and agency securities	3	$15	$—	1	$11	$1
Corporate debt securities	406	1,975	98	55	274	41
Residential mortgage-backed securities	18	126	2	92	741	162
Commercial mortgage-backed securities	18	241	24	8	94	15
Collateralized debt obligations	3	3	—	—	—	—
Other debt obligations	61	226	7	10	29	12

Total fixed maturity securities	509	$2,586	$131	166	$1,149	$231

Based on the investments within the available-for-sale portfolio, the asset/liability position and the market conditions that existed as of the Consolidated Balance Sheet date, Thrivent Financial has no pending decisions to sell any of the securities within its available-for-sale portfolio. Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Equity Securities

The cost and fair value of Thrivent Financial’s investment in equity securities summarized by management strategy are as follows (in millions):

	Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2012
Large-cap	$219	$28	$5	$242
Mid-cap	64	9	2	71
International	112	16	—	128
REITs	48	20	—	68
Preferred stocks	71	3	1	73
Other	296	23	10	309

Total equity securities	$810	$99	$18	$891

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Equity Securities, continued

	Cost	Gross Unrealized		Fair Value
		Gains	Losses
December 31, 2011
Large-cap	$270	$16	$13	$273
Mid-cap	35	5	2	38
International	106	7	7	106
REITs	76	25	1	100
Preferred stocks	56	1	1	56
Other	321	28	27	322

Total equity securities	$864	$82	$51	$895

Included in the equity securities balances discussed above is approximately $111 million and $91 million of investments in mutual funds from the Thrivent Financial mutual fund family as of December 31, 2012 and 2011, respectively.

The following table shows the fair value and gross unrealized losses by length of time that individual equity securities have been in a continuous unrealized loss position (dollars in millions):

	Less than 12 Months			12 Months or More
	Number of Securities	Fair Value	Gross Unrealized Losses	Number of Securities	Fair Value	Gross Unrealized Losses
December 31, 2012
Large-cap	44	$50	$5	—	$—	$—
Mid-cap	63	18	2	—	—	—
International	—	—	—	—	—	—
REITs	20	2	—	—	—	—
Preferred stocks	2	8	1	—	—	—
Other	164	122	9	2	—	1

Total equity securities	293	$200	$17	2	$—	$1

December 31, 2011
Large-cap	40	$97	$13	—	$—	$—
Mid-cap	36	14	2	—	—	—
International	2	39	7	—	—	—
REITs	35	9	1	—	—	—
Preferred stocks	5	11	1	—	—	—
Other	163	120	27	—	—	—

Total equity securities	281	$290	$51	—	$—	$—

Based on the investments within the available-for-sale portfolio, the asset/liability position and the market conditions that existed as of the Consolidated Balance Sheet date, Thrivent Financial has no pending decisions to sell any of the securities within its available-for-sale portfolio. Based on Thrivent Financial’s current evaluation of its securities in accordance with its impairment policy, a determination was made that the declines in the securities summarized above are temporary in nature.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans

Thrivent Financial invests in mortgage loans, principally involving commercial real estate (commercial loans) and residential mortgage loans (other loans). The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31 were as follows (in millions):

	2012	2011
Commercial loans:
Carrying value	$7,336	$7,540
Allowance for credit losses	(52)	(56)

Total commercial loans	7,284	7,484
Other loans:
Carrying value	22	428
Allowance for credit losses	—	(6)

Total other loans	22	422

Total mortgage loans	$7,306	$7,906

Maximum loan-to-value ratio for loans issued during the year	75%	83%

Commercial Loans

The carrying values of commercial loans by credit quality as of December 31 were as follows (in millions):

	2012	2011
In good standing	$7,171	$7,359
In good standing, with restructured terms	139	141
Delinquent	17	27
In process of foreclosure	9	13

Total commercial loans	$7,336	$7,540

The distribution of Thrivent Financial’s commercial loan investments among various geographic regions of the United States as of December 31 was as follows:

	2012	2011
Pacific	26%	25%
South Atlantic	18	19
East North Central	14	13
West North Central	13	13
Mountain	11	11
Mid-Atlantic	8	8
West South Central	7	8
Other	3	3

Total	100%	100%

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

Commercial Loans, continued

The distribution of Thrivent Financial’s commercial loan investments among various property types as of December 31 was as follows:

	2012	2011
Industrial	31%	31%
Retail	22	22
Office	19	19
Church	14	14
Apartments	5	5
Hotel/motel	3	3
Other	6	6

Total	100%	100%

The age analysis of commercial loans as of December 31 was as follows (in millions):

	2012	2011
Current	$7,288	$7,468
30 – 89 days past due	24	26
90 – 179 days past due	—	6
180+ days and non-accruing	24	40

Total commercial loans	$7,336	$7,540

Allowance for credit losses

An allowance for credit losses on commercial loans is maintained at a level believed to be adequate to absorb estimated probable credit losses. Thrivent Financial evaluates all loans on a periodic basis and assesses the adequacy of the valuation allowance based on known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of impaired loans is subjective, requiring the estimation of the timing and amount of future cash flows expected to be received on such loans.

When a commercial loan is determined to be uncollectible, any specific valuation allowance associated with the loan is reversed, and a direct write-down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

The changes in the allowance for credit losses for the years ended December 31 were as follows (in millions):

	2012	2011	2010
Allowance for credit losses, beginning of year	$56	$74	$27
Net (reductions) additions	(4)	(18)	47

Allowance for credit losses, end of year	$52	$56	$74

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage Loans, continued

Commercial Loans, continued

Impaired Loans

A loan is determined to be impaired when Thrivent Financial considers it probable that the principal and interest will not be collected according to the contractual terms of the loan agreement. Any payments received on impaired loans are either applied against the principal or reported as net investment income, based on an assessment as to the collectibility of the principal. The accrual of interest on commercial loans is discontinued after the loans become 90 days delinquent on principal or interest payments, or if the loan has been determined to be impaired. When a loan is considered impaired, any accrued but uncollectible interest on the impaired loan is charged against interest income in the period in which the loan is determined to be impaired. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and regular payment performance has been established.

At December 31, 2012, Thrivent Financial held impaired loans with a carrying value of $30 million, an unpaid principal balance of $37 million and a related allowance of $6 million. At December 31, 2011, Thrivent Financial held impaired loans with a carrying value of $52 million, an unpaid principal balance of $63 million and a related allowance of $10 million. The average carrying value in impaired mortgage loans held on December 31, 2012, 2011 and 2010 was $4 million, $7 million and $5 million, respectively. Interest income recognized on impaired loans totaled $0.3 million, $2 million and $2 million during the years ended December 31, 2012, 2011 and 2010, respectively.

In certain circumstances, Thrivent Financial may modify the terms of a loan to maximize the collection of amounts due. During 2012, Thrivent Financial modified 12 loans totaling $65 million under these circumstances. As of December 31, 2012, Thrivent Financial held 7 commercial loans totaling $30 million where loan modifications had occurred. During 2012, there were no modified commercial loans with a payment default. During 2011, Thrivent Financial modified 7 loans totaling $50 million under these circumstances. As of December 31, 2011, Thrivent Financial held 8 commercial loans totaling $52 million where loan modifications had occurred. During 2011, there were no modified commercial loans with a payment default.

Derivative Financial Instruments

Thrivent Financial uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analyses and to offset risks associated with the guaranteed living benefit features of certain variable annuity products. Thrivent Financial does not use hedge accounting treatment for any of its derivative financial instruments.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

The following table summarizes the carrying values of derivative financial instruments, which equal fair value, included in other investments on the Consolidated Balance Sheets, and the notional amounts of Thrivent Financial’s derivative financial instruments (in millions):

	Carrying Value	Notional Amount	Gain (Loss)
December 31, 2012
Assets:
Futures[2]	$—	$(1)	$—
Foreign currency swaps[1]	2	74	—
Options on convertible bonds and preferred stocks[2]	186	665	16

Total assets	$188	$738	$16

Liabilities:
Call options[2]	$—	$—	$—
Futures[2]	—	—	(121)
Foreign currency swaps[1]	(6)	44	—

Total liabilities	$(6)	$44	$(121)

December 31, 2011
Assets:
Foreign currency swaps[1]	$6	$89	$—
Options on convertible bonds and preferred stocks[2]	167	665	(65)

Total assets	$173	$754	$(65)

Liabilities:
Call options[2]	$—	$—	$1
Futures[2]	—	—	(51)
Foreign currency swaps[1]	(5)	31	—

Total liabilities	$(5)	$31	$(50)

[1]	Gains and losses reflected in net investment income in the Consolidated Statements of Comprehensive Income

[2]	Gains and losses reflected in realized investment gains and losses in the Consolidated Statements of Comprehensive Income

Notional amounts do not represent amounts exchanged by the parties and are therefore not a measure of Thrivent Financial’s exposure. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, such as interest rates, exchange rates, security prices or financial and other indices.

Foreign Currency Swaps

Thrivent Financial utilizes foreign currency swaps to manage the risk associated with changes in the exchange rate of foreign currency to U.S. dollar payments. The swaps are valued at fair value at each reporting period, and the change in the fair value is recognized in earnings. No cash is exchanged at the outset of the swaps, and interest payments received are recorded as a component of net investment income.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Derivative Financial Instruments, continued

Options on Convertible Bonds and Preferred Stocks

Thrivent Financial owns bonds and preferred stocks with convertible options, which are recorded as embedded derivatives. The securities are bifurcated with the option value recorded in other investments. These embedded derivatives are valued at fair value at each reporting period, and the change in fair value is recognized in earnings through realized investment gains and losses.

Covered Written Call Options

Thrivent Financial sells covered written call option contracts to enhance the return on residential mortgage-backed “to be announced” collateral that it owns. The premium received for these call options is recorded as a liability at fair value at each reporting period with the change in fair value recognized in earnings. All positions in these contracts are settled at month end. Upon disposition of the options, the gains are recorded as a component of realized investment gains and losses. During the years ended December 31, 2012, 2011 and 2010, $0 million, $5 million and $11 million, respectively, were received in call premium.

Futures

Thrivent Financial utilizes futures contracts to manage a portion of the risks associated with the guaranteed living benefit features of certain variable annuity products. Cash paid for the future contract is recorded in other investments. The futures contracts are valued at fair value at each reporting period, and the change in the fair value is recognized in earnings through realized investment gains and losses.

Securities Lending

Elements of the securities lending program are presented below as of December 31 (in millions):

	2012	2011
Loaned securities:
Carrying value	$423	$445
Fair value	423	445

Cash collateral reinvested:
Carrying value	$432	$455
Fair value	432	455

Aging of cash collateral liability:
Open collateral positions	$432	$455

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Net Investment Income

Investment income by type of investment for the years ended December 31 is summarized as follows (in millions):

	2012	2011	2010
Fixed maturity securities, available-for-sale	$1,778	$1,770	$1,743
Equity securities	19	20	23
Mortgage loans	488	499	505
Contract loans	90	90	90
Limited partnerships	28	23	23
Other investments	70	182	123

	2,473	2,584	2,507
Investment expenses	36	39	42

Net investment income	$2,437	$2,545	$2,465

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31 were as follows (in millions):

	2012	2011	2010
Net gains (losses) on sales:
Fixed maturity securities, available-for-sale:
Gross gains	$333	$286	$321
Gross losses	(72)	(123)	(120)
Equity securities:
Gross gains	139	98	149
Gross losses	(44)	(61)	(60)
Limited partnerships	150	125	94
Other	(129)	(23)	(85)

Net gains on sales	377	302	299
Fixed maturity securities, trading	7	48	82
Provisions for losses:
Fixed maturity securities, available-for-sale — credit-related losses	(30)	(32)	(45)
Equity securities	—	—	—
Mortgage loans and other invested assets	(39)	(23)	(27)

Total provisions for losses	(69)	(55)	(72)

Realized investment gains, net	$315	$295	$309

Proceeds from the sale of fixed maturity securities in the available-for-sale portfolio, net of mortgage dollar roll transactions, were $7.2 billion, $7.8 billion and $6.8 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

During 2012 and 2011, Thrivent Financial recognized other-than-temporary impairments on structured securities totaling $29 million and $101 million, respectively. Based on cash flow analysis of the impaired

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Realized Investment Gains and Losses, continued

securities, it was estimated that $28 million of the 2012 impairment was credit related and $1 million was related to other factors. It was estimated that $32 million of the 2011 impairment was credit related and $69 million was related to other factors. The credit-related portion of the impairment was recognized as a realized investment gain (loss) in the Consolidated Statements of Comprehensive Income, while the impairment related to other factors was recognized in other comprehensive income.

The following table presents a rollforward of the cumulative amounts of other-than-temporary impairments reported in other comprehensive income (in millions):

	2012	2011
Losses included in accumulated other comprehensive income, January 1	$(106)	$(64)
Additional impairments on securities held at beginning of year, recorded in realized investment gains, net, in Consolidated Statements of Comprehensive Income	6	16
Change in unrealized loss on securities held at beginning of year	96	(26)
Other-than-temporary impairments recorded in other comprehensive income for additional securities	(3)	(32)

Losses included in accumulated other comprehensive income, December 31	$(7)	$(106)

Note 3. Other Comprehensive Income

The changes in the components of accumulated other comprehensive income for the years ended December 31 were as follows (in millions):

	Beginning Balance	Other Comprehensive Income	Ending Balance
2012
Net unrealized investment gains	$2,847	$1,233	$4,080
Unrealized investment losses on previously impaired structured securities	(106)	99	(7)
Deferred acquisition costs adjustment	(534)	(163)	(697)
Loss reserve adjustment	(407)	(346)	(753)
Other adjustments	(14)	(10)	(24)
Pension liability adjustment	(421)	(29)	(450)

Total	$1,365	$784	$2,149

2011
Net unrealized investment gains	$1,954	$893	$2,847
Unrealized investment losses on previously impaired structured securities	(64)	(42)	(106)
Deferred acquisition costs adjustment	(452)	(82)	(534)
Loss reserve adjustment	(27)	(380)	(407)
Other adjustments	(10)	(4)	(14)
Pension liability adjustment	(300)	(121)	(421)

Total	$1,101	$264	$1,365

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 4. Deferred Acquisition Costs

The changes in deferred acquisition costs for the years ended December 31 were as follows (in millions):

	2012	2011	2010
Balance at beginning of year	$2,338	$2,110	$2,068
Capitalization of acquisition costs	263	329	297
Amortization of acquisition costs	(175)	(101)	(255)

	2,426	2,338	2,110
Adjustment for unrealized investment gains and losses	(697)	(534)	(452)

Balance at end of year	$1,729	$1,804	$1,658

During 2011, Thrivent Financial capitalized acquisition costs of $329 million under the existing guidance. The acquisition costs that would have been capitalized during 2011 according to the new guidance (see Note 1) were $242 million.

Note 5. Property and Equipment

The components of property and equipment as of December 31 were as follows (in millions):

	2012	2011
Buildings	$153	$148
Furniture and equipment	210	187
Other	15	16

	378	351
Accumulated depreciation	(241)	(210)

Property and equipment, net	$137	$141

Depreciation expense for the years ended December 31, 2012, 2011 and 2010, was $46 million, $54 million and $55 million, respectively.

Note 6. Product Liabilities

Future Contract Benefits and Contractholder Funds

Future contract benefits and contractholder funds by product type as of December 31 were as follows (in millions):

	2012		2011
	Future Contract Benefits	Contractholder Funds	Future Contract Benefits	Contractholder Funds
Life	$10,871	$10,268	$10,255	$10,041
Annuity	3,697	15,281	3,565	14,865
Health	4,304	—	3,832	—
Other	—	—	—	450

Total	$18,872	$25,549	$17,652	$25,356

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 6. Product Liabilities, continued

Future Contract Benefits and Contractholder Funds, continued

Direct life insurance in force was $176 billion and $172 billion at December 31, 2012 and 2011, respectively.

Variable Annuity Product Guarantees

Thrivent Financial’s variable annuity contracts provide guarantees under certain circumstances. Most contracts include a guaranteed minimum benefit in the event of death (“GMDB”), while for some contracts the policyholder may elect to purchase a guaranteed minimum accumulation benefit (“GMAB”) or a guaranteed lifetime withdrawal benefit (“GLWB”). A net amount at risk for these guarantees exists when the guaranteed amount under the contract is in excess of the current account balance. Thrivent Financial monitors these guarantees and establishes reserves to cover any potential future benefit payment.

The GMDBs provide a death benefit in excess of the account value if the account value is less than the guaranteed minimum amount. This amount may be based on a return of premium (the premium paid less amounts withdrawn), a premium accumulation death benefit (an accumulation of premium at a specified interest rate adjusted for withdrawals), a six-year reset (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is allowed to decrease when reset), a maximum anniversary (the contract value on a specified anniversary date adjusted for subsequent withdrawals, which is never allowed to decrease when reset) or an earnings accumulation death benefit (an additional 40% is added to the lesser of premium or excess of account value over premium).

The GMABs provide the annuity contractholder with a guaranteed minimum return on account value at the end of the product’s guarantee period. This guarantee is an embedded derivative and is recorded in the future contract benefits liability for the amounts shown in the table below. If the account value is below that guarantee at the end of the period, the account value is increased to the guaranteed level and the contract continues from that point. Options for the guarantee period are seven and ten years.

The GLWBs provide the contractholder with a guarantee that a minimum amount will be available for withdrawal annually regardless of contract value for the term of the contract.

Additional information on these contract guarantees is as follows (in millions):

	GMDB	GMAB	GLWB
December 31, 2012
Account value	$19,644	$2,956	$1,987
Net amount at risk	$244	$1	$16
Reserves recorded	$2	$42	$—
Average attained age of contractholders	63	62	64

December 31, 2011
Account value	$16,481	$2,051	$1,208
Net amount at risk	$673	$42	$60
Reserves recorded	$6	$65	$—
Average attained age of contractholders	59	61	65

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 6. Product Liabilities, continued

Variable Life and Annuity Product Assets

Contractholders elect the investment options that the variable account provides for investing from a selection of 36 different investment options. Contractholders that elect the GMAB and GLWB riders on these contracts can choose only three specific funds included in this pool. The distribution of investments in the separate account assets as of December 31 was as follows:

	2012	2011
Equity funds	48%	54%
Bonds funds	34	34
Balanced funds	15	9
Other	3	3

Total separate account assets	100%	100%

Note 7. Claims Liabilities

Activity in the liabilities for accident and health, long-term care and disability benefits, included in future policy benefits and unpaid claims and claim expenses, for the years ended December 31 is summarized below (in millions):

	2012	2011	2010
Net balance at January 1	$698	$649	$587
Incurred related to:
Current year	315	285	258
Prior years	16	16	44

Total incurred	331	301	302
Paid related to:
Current year	64	63	55
Prior years	206	189	185

Total paid	270	252	240

Net balance at December 31	$759	$698	$649

Thrivent Financial uses estimates for determining its liability for accident and health, long-term care and disability benefits. These estimates are based on historical claim payment patterns and attempt to provide for potential adverse changes in claim patterns and severity. Thrivent Financial annually reviews the claim payment experience to evaluate the methodology and assumptions that are used in determining its estimate of ultimate claims experience. Differences between anticipated claims and actual claims can result in adjustments to liabilities in each year.

Note 8. Reinsurance

Thrivent Financial participates in reinsurance in order to limit its maximum losses and to diversify its exposures. Life and accident and health reinsurance is accomplished through various plans of reinsurance, primarily coinsurance and yearly renewable term. Ceded balances would represent a liability of Thrivent Financial in the event the reinsurers were unable to meet their obligations under the terms of the reinsurance agreements.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 8. Reinsurance, continued

Reinsurance amounts included in the Consolidated Statements of Comprehensive Income for the years ended December 31 were as follows (in millions):

	2012	2011	2010
Direct premiums	$1,603	$1,625	$1,640
Reinsurance ceded	(73)	(66)	(62)

Net premiums	$1,530	$1,559	$1,578

Direct benefits	$1,509	$1,442	$1,364
Reinsurance ceded	(36)	(38)	(29)

Net contract claims and other benefits	$1,473	$1,404	$1,335

Reinsurance recoveries	$6	$6	$7

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Reinsurance recoverables on life and accident and health claims included in receivables in the Consolidated Balance Sheets as of December 31, 2012 and 2011, were $194 million and $171 million, respectively.

Four reinsurance companies account for approximately 93% of the reinsurance recoverable at December 31, 2012. Thrivent Financial periodically reviews the financial condition of its reinsurers and amounts recoverable in order to evaluate the financial strength of the companies supporting the recoverable balances.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments

Financial Instruments Carried at Fair Value

The fair values of financial instruments held by Thrivent Financial, carried at fair value and valued on a recurring basis are presented below (in millions). Prior year values have been reclassified to conform to current year presentation.

	Level 1	Level 2	Level 3	Total
December 31, 2012
Fixed maturity securities:
U.S. government and agency securities	$1,420	$1,164	$—	$2,584
U.S. state and political subdivision securities	20	444	—	464
Securities issued by foreign governments	—	163	—	163
Corporate debt securities	160	23,746	5,634	29,540
Residential mortgage-backed securities	—	7,016	4	7,020
Commercial mortgage-backed securities	—	1,936	10	1,946
Collateralized debt obligations	—	—	5	5
Other debt obligations	—	334	26	360
Equity securities:
Large-cap	235	7	—	242
Mid-cap	71	—	—	71
International	—	128	—	128
REITs	68	—	—	68
Preferred stocks	—	73	—	73
Other	247	62	—	309
Short-term investments	239	—	—	239
Limited partnerships	—	—	1,837	1,837
Other investments	—	186	17	203
Assets held in separate accounts	—	17,100	—	17,100

Total	$2,460	$52,359	$7,533	$62,352

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments, continued

Financial Instruments Carried at Fair Value, continued

	Level 1	Level 2	Level 3	Total
December 31, 2011
Fixed maturity securities:
U.S. government and agency securities	$1,255	$3,517	$—	$4,772
U.S. state and political subdivision securities	—	217	—	217
Securities issued by foreign governments	—	165	—	165
Corporate debt securities	—	21,868	5,045	26,913
Residential mortgage-backed securities	—	4,370	5	4,375
Commercial mortgage-backed securities	—	1,844	8	1,852
Collateralized debt obligations	—	—	7	7
Other debt obligations	—	558	19	577
Equity securities:
Large-cap	270	3	—	273
Mid-cap	38	—	—	38
International	—	106	—	106
REITs	100	—	—	100
Preferred stocks	—	54	2	56
Other	236	70	16	322
Short-term investments	159	—	—	159
Limited partnerships	—	—	1,525	1,525
Other investments	—	170	15	185
Assets held in separate accounts	—	14,249	—	14,249

Total	$2,058	$47,191	$6,642	$55,891

Level 1 Financial Instruments

Financial instruments categorized as Level 1 primarily include U.S. Treasury bonds, short-term investments and equity securities. U.S Treasury bonds and equity securities are valued using quoted prices for identical assets in active markets that are accessible. Short-term investments consist of mutual funds based on quoted daily net asset values of the invested funds.

Level 2 Financial Instruments

Level 2 financial instruments include fixed maturity securities, other investments and assets held in separate accounts.

U.S. government and agency securities that are priced based on quoted market prices in active markets are included in fixed maturity securities carried at Level 2. Fixed maturity securities that are priced using a third party pricing vendor primarily include corporate debt securities and asset-backed securities. Pricing from a third party pricing vendor varies by asset class but generally includes inputs such as estimated cash flows, benchmark yields, reported trades, issuer spreads, bids, offers, credit quality, industry events and economic events. If a price cannot be obtained from a third party pricing vendor, a broker quote may be obtained or an internal pricing model specific to the asset may be utilized. These primarily include other debt obligations.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments, continued

Financial Instruments Carried at Fair Value, continued

Level 2 Financial Instruments, continued

Other investments primarily include derivatives. The fair values of futures and equity options are the closing price of their actively traded exchanges. Bond options and swaps have fair values derived from broker quotes that rely on both observable and unobservable inputs. The fair values for assets held in separate accounts are based on quoted daily net asset values (“NAV”) of the funds in which the separate accounts are invested. The NAV represents the exit price for the separate account.

Level 3 Financial Instruments

Financial instruments categorized as Level 3 include certain fixed maturity securities, such as private placement debt securities and other debt obligations, and limited partnerships. Level 3 fixed maturity securities are valued using internal pricing models, which apply practices that are standard among the industry, utilize observable market data where available and include unobservable inputs such as issuer spreads, estimated cash flows, internal credit ratings and volatility adjustments. Limited partnerships include private equity investments valued primarily using internal valuation methodologies designed for specific asset classes utilizing both income- and market-based approaches, where possible, and limited partnerships valued based on audited GAAP equity provided by the partnership’s management and adjusted for subsequent cash flows.

Thrivent Financial has established an invested asset pricing policy. The policy is the underlying policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides and methodology changes. The internal governance of the valuation process is monitored by the Portfolio Compliance and Valuation Committee (“PCVC”). The PCVC is appointed by the Chief Investment Officer to oversee issues regarding investment compliance and security valuation. As part of the PCVC’s quarterly meeting, there is a process to review manual prices and price changes. The valuation policies and guidelines are reviewed and updated as appropriate.

The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement for the more significant asset and liability classes measured at fair value (Level 3):

	Fair Value	Valuation Technique	Unobservable Input	Range
Corporate debt securities	$5,634	Discounted cash flow	Discount rate	0.58% – 12.81%
			Illiquidity premium	0.25% – 0.25%
Limited partnerships	$245	Discounted cash flow	Discount rate	10.90% – 12.00%
	$332	Multiples method	Comparable public company multiples	3.46 – 21.60
	$1,260	Net asset value	Generally include lockups of 5 to 7 years	N/A

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, Thrivent Financial may adjust the base discount rate or the modeled price by applying an illiquidity premium, given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments, continued

Financial Instruments Carried at Fair Value, continued

Level 3 Financial Instruments, continued

The amounts of gains (losses) recognized in net income attributable to the change in unrealized gains (losses) related to Level 3 financial instruments still held at December 31 were as follows (in millions):

	2012	2011
Limited partnerships	$237	$323
Other investments	(5)	6

Total	$232	$329

For those financial instruments carried on the Consolidated Balance Sheets at fair value and categorized as Level 3, the following table shows the changes in fair value for the years ended December 31 (in millions):

	Balance, January 1	Realized gains and losses included in net income	Unrealized gains and losses included in other comprehensive income	Purchases, sales, maturities and transfers, net	Balance, December 31
2012
Fixed maturity securities:
Corporate debt securities	$5,045	$4	$145	$440	$5,634
Residential mortgage-backed securities	5	—	—	(1)	4
Commercial mortgage-backed securities	8	—	4	(2)	10
Collateralized debt obligations	7	—	1	(3)	5
Other debt obligations	19	3	(3)	7	26
Preferred stocks	2	—	—	(2)	—
Other equity securities	16	—	2	(18)	—
Limited partnerships	1,525	312	—	—	1,837
Other investments	15	—	12	(10)	17

Total	$6,642	$319	$161	$411	$7,533

2011
Fixed maturity securities:
U.S. government and agency securities	$3	$—	$—	$(3)	$—
Corporate debt securities	4,496	6	181	362	5,045
Residential mortgage-backed securities	16	—	(3)	(8)	5
Commercial mortgage-backed securities	24	—	—	(16)	8
Collateralized debt obligations	4	9	—	(6)	7
Other debt obligations	82	(1)	(3)	(59)	19
Preferred stocks	—	—	(1)	3	2
Other equity securities	—	—	(2)	18	16
Limited partnerships	1,181	263	—	81	1,525
Other investments	12	7	(6)	2	15

Total	$5,818	$284	$166	$374	$6,642

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments, continued

Financial Instruments Carried at Fair Value, continued

Level 3 Financial Instruments, continued

The following table shows the elements of net purchases, sales, maturities and transfers of those financial instruments whose fair value is categorized as Level 3 as reported in the preceding table (in millions):

	Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Purchases, Sales, Maturities and Transfers, Net
December 31, 2012
Fixed maturity securities:
Corporate debt securities	$768	$—	$(325)	$—	$1	$(4)	$440
Residential mortgage-backed securities	—	—	(1)	—	—	—	(1)
Commercial mortgage-backed securities	—	—	—	—	—	(2)	(2)
Collateralized debt obligations	1	—	(4)	—	—	—	(3)
Other debt obligations	25	—	(31)	—	13	—	7
Preferred stocks	—	—	—	—	—	(2)	(2)
Other equity securities	—	—	(14)	—	2	(6)	(18)
Limited partnerships	—	—	—	—	—	—	—
Other investments	1	—	(11)	—	—	—	(10)

Total	$795	$—	$(386)	$—	$16	$(14)	$411

December 31, 2011
Fixed maturity securities:
U.S. government and agency securities	$—	$—	$(1)	$—	$—	$(2)	$(3)
Corporate debt securities	964	—	(512)	—	563	(653)	362
Residential mortgage-backed securities	—	—	(1)	—	—	(7)	(8)
Commercial mortgage-backed securities	—	—	(1)	—	8	(23)	(16)
Collateralized debt obligations	5	—	(11)	—	—	—	(6)
Other debt obligations	5	—	(23)	—	13	(54)	(59)
Preferred stocks	5	—	(2)	—	—	—	3
Other equity securities	17	—	—	—	1	—	18
Limited partnerships	331	—	(250)	—	—	—	81
Other investments	1	—	1	—	—	—	2

Total	$1,328	$—	$(800)	$—	$585	$(739)	$374

Transfers into and out of Level 3 assets include transfers to and from Level 1 and Level 2 securities, as well as reclassification adjustments within the Level 3 asset categories.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments, continued

Financial Instruments Carried at Fair Value, continued

Transfers

The fair values of significant transfers between Thrivent Financial’s Level 1, Level 2 and Level 3 fair value measurements as of December 31 were as follows (in millions):

	Transfers out of Level 1 into:		Transfers out of Level 2 into:		Transfers out of Level 3 into:
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
December 31, 2012	$—	$—	$136	$24	$1	$21
December 31, 2011	$—	$—	$—	$31	$—	$184

Transfers between fair value hierarchy levels are recognized at the end of the reporting period. Assets transferred into Level 3 primarily included those assets for which Thrivent Financial is now unable to obtain pricing from a recognized third party pricing vendor, as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations. Assets transferred out of Level 3 included those assets for which Thrivent Financial is now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Financial Instruments Not Carried at Fair Value

The carrying value and estimated fair value of Thrivent Financial’s financial instruments not carried at fair value are presented below (in millions). The estimated fair value is determined on a recurring basis for all financial instruments not carried at fair value except for real estate held-for-sale.

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2012
Financial assets:
Mortgage loans	$7,306	$—	$—	$8,028	$8,028
Contract loans	1,255	—	—	1,255	1,255
Short-term investments	670	—	670	—	670
Other investments	472	—	—	472	472
Real estate — held-for-sale	114	—	—	111	111
Cash and cash equivalents	2,666	—	2,666	—	2,666
Financial liabilities:
Policyholder account balances	15,281	—	—	15,067	15,067
Liabilities related to separate accounts	17,100	—	17,100	—	17,100

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 9. Fair Value of Financial Instruments, continued

Financial Instruments Not Carried at Fair Value, continued

	Carrying Value	Fair Value
December 31, 2011
Financial assets:
Mortgage loans	$7,906	$8,566
Contract loans	1,273	1,273
Short-term investments	542	542
Other investments	544	548
Cash and cash equivalents	1,504	1,504
Financial liabilities:
Policyholder account balances	14,918	14,805
Liabilities related to separate accounts	14,249	14,249
Other liabilities	475	477

Level 2 Financial Instruments

This category includes cash and cash equivalents consisting of demand deposits, commercial paper and agency notes, and short-term investments, primarily consisting of investments in commercial paper and agency notes. The carrying amounts for these instruments approximate their fair values. Liabilities related to separate accounts are also Level 2, and the carrying amounts reflect the amounts in the separate account assets and approximate their fair values.

Level 3 Financial Instruments

Level 3 financial instruments include mortgage loans, contract loans, policyholder account balances, other investments, real estate held-for-sale and other liabilities. The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of contract loans approximate their fair values. The fair values of policyholder account balances, which consists of investment-type contracts such as deferred annuities, liabilities related to separate accounts, supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal. The fair values for real estate held-for-sale are estimated primarily using various market techniques. Other investments primarily include equity limited partnerships, which are valued based on audited GAAP equity adjusted for subsequent cash flows, and real estate joint ventures, whose fair values are estimated using various market valuation techniques. The fair values for other liabilities, such as interest-bearing withdrawal accounts and fixed-rate certificates of deposit, are based on current market interest rates offered for these products. Fair values for other liabilities with fixed maturities are estimated based on cash flow analysis using discount rates of similar instruments.

Valuation Assumptions

The results of the valuation methods presented in this footnote are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These fair values are for certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Benefit Plans

Pension and Other Postretirement Benefits

Thrivent Financial has a qualified non-contributory defined benefit retirement plan that provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a measurement date of December 31 in its benefit plan disclosures.

The components of net periodic pension expense for Thrivent Financial’s qualified retirement and other plans for the years ended December 31 were as follows (in millions):

	Retirement Plans			Other Plans
	2012	2011	2010	2012	2011	2010
Service cost	$19	$17	$18	$3	$3	$3
Interest cost	43	42	42	7	8	8
Expected return on plan assets	(55)	(55)	(53)	—	—	—
Amortization of prior service cost	(1)	(1)	(1)	(1)	(1)	(1)
Other	20	12	7	3	3	3

Net periodic cost	$26	$15	$13	$12	$13	$13

The plans’ funded status and the amounts recognized in the consolidated financial statements as of December 31 were as follows (in millions):

	Retirement Plan		Other Plans
	2012	2011	2012	2011
Change in projected benefit obligation:
Benefit obligation, beginning of year	$879	$784	$153	$145
Service cost	19	17	3	3
Interest cost	43	42	7	8
Actuarial loss (gain)	105	70	(5)	3
Benefits paid	(36)	(34)	(7)	(6)

Benefit obligation, end of year	1,010	879	151	153

Change in plan assets:
Fair value of plan assets, beginning of year	594	604	—	—
Actual return on plan assets	105	(6)	—	—
Employer contribution	53	30	7	6
Benefits paid	(36)	(34)	(7)	(6)

Fair value of plan assets, end of year	716	594	—	—

Funded status	$(294)	$(285)	$(151)	$(153)

Amounts recognized in accumulated other comprehensive income:
Prior service credit	$(3)	$(3)	$—	$(1)
Net loss	410	375	42	50

Total recognized	$407	$372	$42	$49

Accumulated benefit obligation	$952	$835	$151	$153

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

As of December 31, 2012 and 2011, the accumulated benefit obligation of the retirement plan and of other benefit plans exceeded the fair value of the assets. As a result, a retirement plan liability of $294 million and $285 million as of December 31, 2012 and 2011, respectively, and a liability of $151 million and $153 million as of December 31, 2012 and 2011, respectively, for the other plans were included in other liabilities in the Consolidated Balance Sheets.

Thrivent Financial periodically evaluates the long-term earned rate assumption, taking into consideration historical performance of the plan’s assets as well as current asset diversification and investment strategy in determining the rate of return assumption used in calculating the plan’s benefit expenses and obligation.

	Retirement Plan		Other Benefits
	2012	2011	2012	2011
Weighted average assumptions at end of year:
Discount rate	4.20%	5.00%	4.20%	5.00%
Expected return on plan assets	8.00	8.25	N/A	N/A
Rate of compensation increase	3.00	2.50	N/A	N/A

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was 7.5% in 2012, trending down to 5% in 2022. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage point increase in the rate would increase the 2012 total service and interest cost by $1 million and the postretirement health care benefit obligation by $16 million. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 includes a federal subsidy to sponsors of retirement health care plans that provide a prescription benefit that is at least actuarially equivalent to Medicare Part D. This subsidy has been taken into consideration in the calculation of the net periodic postretirement benefit costs and the accumulated postretirement benefit obligation.

Estimated benefit payments for the next ten years are as follows: 2013 — $49 million; 2014 — $52 million; 2015 — $55 million; 2016 — $57 million; 2017 — $61 million; and 2018 to 2022 — $347 million.

The assets of Thrivent Financial’s qualified defined benefit plan are held in trust. Thrivent Financial has a benefit plan advisory committee that sets investment guidelines, which are established based on market conditions, risk tolerance, funding requirements and expected benefit payments. A third party oversees the investment allocation process and monitors asset performance. As pension liabilities are long term in nature, Thrivent Financial employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk.

The investment portfolio contains a diversified portfolio of investment categories, including equities and fixed income securities. Allocations for plan assets for the years ended December 31 are as follows:

	Target Allocation		Actual Allocation
	2012	2011	2012	2011
Equity securities	66%	60%	63%	65%
Fixed income and other securities	34	40	37	35

Total	100%	100%	100%	100%

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large-cap and small-cap stocks, active and passive management and derivative-based styles. With prudent risk tolerance and asset diversification, the plan is expected to meet its pension obligations in the future.

The fair values of the defined benefit plan by asset category as described previously in the fair value footnote are presented below (in millions). Prior year values have been reclassified to conform to current year presentation.

	Level 1	Level 2	Level 3	Total
December 31, 2012
Fixed maturity securities:
U.S. government and agency securities	$28	$5	$—	$33
Securities issued by foreign governments	—	2	—	2
Corporate debt securities	—	157	—	157
Residential mortgage-backed securities	—	33	1	34
Commercial mortgage-backed securities	—	9	—	9
Common stocks	300	—	—	300
Affiliated common stocks	98	—	—	98
Mutual funds	58	8	—	66
Short-term investments	—	16	—	16
Limited partnerships	—	—	1	1

Total	$484	$230	$2	$716

December 31, 2011
Fixed maturity securities:
U.S. government and agency securities	$52	$60	$—	$112
U.S. state and political subdivision securities	—	1	—	1
Securities issued by foreign governments	—	4	—	4
Corporate debt securities	—	42	—	42
Residential mortgage-backed securities	—	7	1	8
Commercial mortgage-backed securities	—	9	—	9
Other debt obligations	—	2	—	2
Common stocks	335	1	—	336
Mutual funds	—	78	—	78
Short-term investments	—	47	—	47

Total	$387	$251	$1	$639

The fair value of defined benefit plan assets as presented in the table above does not include net accrued liabilities in the amount of $45 million as of December 31, 2011.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 10. Benefit Plans, continued

Pension and Other Postretirement Benefits, continued

There were no significant transfers of defined benefit plan Level 1 and Level 2 fair value measurements during 2012 or 2011. Transfers between fair value hierarchy levels are recognized at the end of the reporting period. The following table shows the changes in fair values of defined benefit plan assets categorized as Level 3 (in millions):

	Balance, January 1	Purchases	Transfers into Level 3	Balance, December 31
2012
Residential mortgage-backed securities	$1	$—	$—	$1
Limited partnerships	—	1	—	1

Total	$1	$1	$—	$2

2011
Residential mortgage-backed securities	$—	$—	$1	$1

Total	$—	$—	$1	$1

The minimum pension contribution required for 2012 under the Employee Retirement Income Security Act of 1974, as amended guidelines will be determined in 2013.

Defined Contribution Plans

Thrivent Financial also provides contributory and non-contributory defined contribution retirement benefits that cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings, and Thrivent Financial will match participant contributions up to 6% of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

For the years ended December 31, 2012, 2011 and 2010, Thrivent Financial contributed $27 million, $29 million and $27 million, respectively, to these plans.

As of December 31, 2012 and 2011, $102 million and $105 million, respectively, of the assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

Note 11. Commitments and Contingent Liabilities

Litigation and Other Proceedings

Thrivent Financial is involved in various lawsuits, contractual matters and other contingencies that have arisen from the normal course of business. Thrivent Financial assesses its exposure to these matters periodically and adjusts its provision accordingly. As of December 31, 2012, Thrivent Financial believes adequate provision has been made for any losses that may result from these matters.

Financial Instruments

Thrivent Financial is a party to financial instruments with on- and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate, equity price or

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 11. Commitments and Contingent Liabilities, continued

Financial Instruments, continued

liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financial’s exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

Commitments to Extend Credit

Thrivent Financial has commitments to extend credit for mortgage loans, church loans and other lines of credit at market interest rates. These commitments totaled $50 million and $60 million as of December 31, 2012 and 2011, respectively. Commitments to purchase limited partnerships and other invested assets were $1,463 million and $1,398 million as of December 31, 2012 and 2011, respectively.

Financial Guarantees

Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions occur, as defined in the agreement. This agreement is secured by the assets of the third party.

Leases

Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $11 million, $11 million and $8 million for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum aggregate rental commitments as of December 31, 2012, for operating leases were as follows: 2013 — $5 million; 2014 — $3 million; 2015 — $2 million; 2016 — $1 million; and 2017 — $0 million.

Thrivent Financial has rental income generated from real estate held-for-sale and from rental space in its corporate headquarters building. The cost and carrying value of the real estate held-for-sale as of December 31, 2012, was $61 million. Future minimum lease payment receivables under non-cancelable leasing arrangements as of December 31, 2012, are as follows: 2013 — $5 million; 2014 — $4 million; 2015 — $3 million; 2016 — $2 million; and 2017 — $1 million.

Note 12. Subsidiary Debt

Thrivent Financial holds a majority-owned subsidiary with $1 million and $33 million of long-term debt at December 31, 2012 and 2011, respectively, which is included in other liabilities on the Consolidated Balance Sheets. The debt has no recourse to Thrivent Financial, matures at various dates through 2013 and carries interest rates based on LIBOR plus a spread with a minimum interest rate floor.

Note 13. Synopsis of Statutory Financial Results

The accompanying consolidated financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by the primary states regulating Thrivent Financial. Prescribed accounting practices are included in the National Association of Insurance Commissioner’s Accounting Practices and Procedures Manual. Permitted practices are accounting practices that may deviate from prescribed practices upon the approval of the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 13. Synopsis of Statutory Financial Results, continued

The following describes the more significant statutory accounting policies that are different from GAAP accounting policies.

Fixed Maturity Securities

For statutory purposes, investments in fixed maturity securities are reported at amortized cost.

Acquisition Costs

Costs incurred to acquire new business are charged to operations as incurred.

Contract Liabilities

Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-Admitted Assets

Certain assets, primarily furniture, equipment and agents’ debit balances, are charged directly to members’ equity and excluded from the Consolidated Balance Sheets.

Interest Maintenance Reserve

Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

Asset Valuation Reserve

A reserve, charged directly to members’ equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals

Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Consolidated Statements of Operations.

Consolidation

Subsidiaries are not consolidated into the statutory results; rather, the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members’ equity.

Thrivent Financial for Lutherans

Notes to Consolidated Financial Statements, continued

Note 13. Synopsis of Statutory Financial Results, continued

Summarized statutory-basis financial information as of December 31, 2012 and 2011, and for the years ended December 31, 2012, 2011 and 2010, for Thrivent Financial is as follows (in millions):

		2012	2011
Admitted assets		$68,425	$62,257

Liabilities		$64,039	$58,253
Surplus		4,386	4,004

Total liabilities and surplus		$68,425	$62,257

	2012	2011	2010
Gain from operations before net realized capital gains and losses	$598	$480	$268
Net realized capital losses	(93)	(56)	(19)

Net income	505	424	249
Total other surplus changes	(123)	(516)	(280)

Net change in unassigned surplus	$382	$(92)	$(31)

Thrivent Financial is in compliance with the statutory surplus requirements of all states.

Report of Independent Registered Public Accounting Firm

The Board of Directors

Thrivent Financial for Lutherans

We have audited the consolidated financial statements of Thrivent Financial for Lutherans (the Company) as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, and have issued our report thereon dated February 20, 2013 (included elsewhere in this Registration Statement). Our audits also included the financial statement supplementary information listed in Schedules I, III, and IV of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these schedules based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Minneapolis, Minnesota

April 22, 2013

Thrivent Financial for Lutherans

Supplementary Insurance Information

Schedule I — Summary of Investments — Other than Investments in Related Parties

As of December 31, 2012

(in millions)

Type of Investment	Amortized Cost	Fair Value	Amount Shown on Balance Sheet
Fixed maturities:
Bonds:
U.S. government and government agencies and authorities	$2,425	$2,584	$2,584
State, municipalities and political subdivisions	430	464	464
Foreign governments	140	163	163
Public utilities	2,996	3,519	3,519
Convertibles and bonds with warrants attached	508	591	591
All other corporate bonds	31,491	34,761	34,761
Certificates of deposit	—	—	—
Redeemable preferred stock	—	—	—

Total fixed maturities	37,990	42,082	42,082

Equity securities:
Common stocks:
Public utilities	17	18	18
Banks, trust and insurance companies	105	124	124
Industrial, miscellaneous and all other	617	675	675
Nonredeemable preferred stocks	71	74	74

Total equity securities	810	891	891

Mortgage loans on real estate	7,306	xxxxx	7,306
Real estate	114	xxxxx	114
Policy loans	1,255	xxxxx	1,255
Other long-term investments	2,512	xxxxx	2,512
Short-term investments	909	xxxxx	909

Total investments	$50,896		$55,069

Thrivent Financial for Lutherans

Schedule III — Supplementary Insurance Information

As of and For the Year Ended December 31, 2012

(in millions)

As of December 31, 2012:

	Deferred acquisition costs	Future policy benefits	Unearned premiums[1]	Other policy claims payable
Life	$635	$10,871	$—	$10,388
Annuity	975	3,697	—	15,362
Health	119	4,249	55	36
Other	—	—	—	—

	$1,729	$18,817	$55	$25,786

For the year ended December 31, 2012:

	Premium revenue	Net investment income	Benefits, claims, etc	Amortization of deferred acquisition costs	Other operating expenses	Premiums written[2]
Life	$924	$1,181	$2,147	$88	$310
Annuity	294	978	992	73	309
Health	312	270	550	14	27
Other	—	8	12	—	334

	$1,530	$2,437	$3,701	$175	$980

[1]	Unearned premiums are included in future policy benefits in the balance sheet
[2]	Does not apply to life insurance

Thrivent Financial for Lutherans

Schedule III — Supplementary Insurance Information

As of and For the Year Ended December 31, 2011

(in millions)

As of December 31, 2011:

	Deferred acquisition costs	Future policy benefits	Unearned premiums	Other policy claims payable
Life	$813	$10,255	$—	$10,152
Annuity	764	3,464	—	14,950
Health	126	3,775	57	32
Other, non-insurance	—	—	—	450

	$1,703	$17,494	$57	$25,584

For the year ended December 31, 2011:

	Premium revenue	Net investment income	Benefits, claims, etc	Amortization of deferred acquisition costs	Other operating expenses
Life	$866	$1,251	$2,110	$60	$255
Annuity	374	986	1,179	25	243
Health	319	256	458	16	31
Other, non-insurance	—	52	14	—	306

	$1,559	$2,545	$3,761	$101	$835

Thrivent Financial for Lutherans

Schedule IV — Reinsurance

As of December 31, 2012

(in millions)

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$175,907	$42,863	$—	$133,044	—
Premiums:
Life	997	73	—	924	—
Annuity	294	—	—	294	—
Health	312	—	—	312	—

	$1,603	$73	$—	$1,530	—

Thrivent Financial for Lutherans

Schedule IV — Reinsurance

As of December 31, 2011

(in millions)

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$171,744	$38,812	$—	$132,932	—
Premiums:
Life	932	66	—	866	—
Annuity	374	—	—	374	—
Health	319	—	—	319	—

	$1,625	$66	$—	$1,559	—

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contractholders

Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account I (the Variable Account) sponsored by Thrivent Financial for Lutherans, referred to in Note 1, as of December 31, 2012, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the affiliated transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2012, and the results of their operations and changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota

April 22, 2013

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Assets and Liabilities

December 31, 2012

Subaccount	Investments at fair value	Receivable from Thrivent Financial for annuity reserve adjustment	Total assets	Payable to Thrivent Financial for annuity reserve adjustment	Net assets	Contracts in accumulation period	Reserves for contracts in annuity payment period	Net assets	Series funds, at cost	Series funds shares owned
Aggressive Allocation	$381,298,592	$1,246	$381,299,838	$—	$381,299,838	$380,815,809	$484,029	$381,299,838	$367,626,199	31,393,453
Moderately Aggressive Allocation	$2,330,779,911	$—	$2,330,779,911	$516	$2,330,779,395	$2,327,774,804	$3,004,591	$2,330,779,395	$2,169,128,863	189,395,755
Moderate Allocation	$4,349,749,951	$24,127	$4,349,774,078	$—	$4,349,774,078	$4,342,045,283	$7,728,795	$4,349,774,078	$4,041,437,373	354,150,719
Moderately Conservative Allocation	$2,506,820,708	$18,341	$2,506,839,049	$—	$2,506,839,049	$2,500,381,993	$6,457,056	$2,506,839,049	$2,354,003,123	207,660,952
Partner Technology	$23,878,680	$177	$23,878,857	$—	$23,878,857	$23,769,629	$109,228	$23,878,857	$20,792,183	3,180,558
Partner Healthcare	$18,351,235	$—	$18,351,235	$58	$18,351,177	$18,301,798	$49,379	$18,351,177	$15,535,895	1,370,845
Natural Resources	$22,889,926	$—	$22,889,926	$66	$22,889,860	$22,840,055	$49,805	$22,889,860	$26,446,412	3,310,711
Partner Emerging Markets Equity	$30,351,094	$—	$30,351,094	$89	$30,351,005	$30,310,072	$40,933	$30,351,005	$23,852,236	2,230,469
Real Estate Securities	$70,705,955	$106	$70,706,061	$—	$70,706,061	$70,431,738	$274,323	$70,706,061	$60,098,583	3,962,072
Partner Small Cap Growth	$21,846,264	$310	$21,846,574	$—	$21,846,574	$21,749,728	$96,846	$21,846,574	$18,142,520	1,574,675
Partner Small Cap Value	$45,446,375	$619	$45,446,994	$—	$45,446,994	$45,278,181	$168,813	$45,446,994	$34,897,215	2,146,268
Small Cap Stock	$44,762,418	$—	$44,762,418	$782	$44,761,636	$44,603,396	$158,240	$44,761,636	$42,300,093	3,411,587
Small Cap Index	$46,641,550	$326	$46,641,876	$—	$46,641,876	$46,519,898	$121,978	$46,641,876	$48,694,995	3,476,277
Mid Cap Growth	$84,223,544	$487	$84,224,031	$—	$84,224,031	$83,732,541	$491,490	$84,224,031	$65,943,034	4,298,940
Partner Mid Cap Value	$12,936,176	$80	$12,936,256	$—	$12,936,256	$12,880,611	$55,645	$12,936,256	$10,741,438	881,908
Mid Cap Stock	$57,880,740	$282	$57,881,022	$—	$57,881,022	$57,617,138	$263,884	$57,881,022	$49,009,199	4,423,375
Mid Cap Index	$49,984,225	$789	$49,985,014	$—	$49,985,014	$49,778,183	$206,831	$49,985,014	$47,883,046	4,042,722
Partner Worldwide Allocation	$145,284,745	$—	$145,284,745	$1,406	$145,283,339	$144,891,617	$391,722	$145,283,339	$132,447,034	16,857,311
Partner Socially Responsible Stock	$7,543,340	$55	$7,543,395	$—	$7,543,395	$7,241,102	$302,293	$7,543,395	$6,424,864	638,185
Partner All Cap Growth	$8,245,512	$3	$8,245,515	$—	$8,245,515	$8,175,679	$69,836	$8,245,515	$7,232,781	793,570
Partner All Cap Value	$3,974,789	$22	$3,974,811	$—	$3,974,811	$3,965,907	$8,904	$3,974,811	$3,578,480	440,948
Partner All Cap	$28,615,854	$16,378	$28,632,232	$—	$28,632,232	$28,401,880	$230,352	$28,632,232	$27,079,178	2,968,511
Large Cap Growth	$131,883,119	$—	$131,883,119	$3,800	$131,879,319	$131,297,875	$581,444	$131,879,319	$105,070,627	7,012,561
Partner Growth Stock	$35,345,428	$—	$35,345,428	$32	$35,345,396	$35,291,847	$53,549	$35,345,396	$29,151,693	2,610,888
Large Cap Value	$106,043,662	$1,064	$106,044,726	$—	$106,044,726	$105,613,362	$431,364	$106,044,726	$93,266,688	8,837,708
Large Cap Stock	$116,476,462	$—	$116,476,462	$338	$116,476,124	$116,113,000	$363,124	$116,476,124	$106,713,976	12,634,119
Large Cap Index	$88,463,692	$421	$88,464,113	$—	$88,464,113	$88,021,199	$442,914	$88,464,113	$83,892,460	4,399,339
Equity Income Plus	$24,553,024	$—	$24,553,024	$632	$24,552,392	$24,454,109	$98,283	$24,552,392	$22,648,553	2,500,996
Balanced	$61,492,103	$343	$61,492,446	$—	$61,492,446	$61,145,625	$346,821	$61,492,446	$57,026,164	3,986,909
High Yield	$138,539,556	$—	$138,539,556	$4,913	$138,534,643	$137,613,855	$920,788	$138,534,643	$131,818,857	27,435,205
Diversified Income Plus	$165,823,095	$—	$165,823,095	$3,181	$165,819,914	$164,959,084	$860,830	$165,819,914	$155,872,481	22,945,577
Income	$170,726,304	$1,101	$170,727,405	$—	$170,727,405	$170,033,890	$693,515	$170,727,405	$160,169,927	15,847,169
Bond Index	$120,205,467	$1,655	$120,207,122	$—	$120,207,122	$119,828,222	$378,900	$120,207,122	$113,654,442	10,552,300
Limited Maturity Bond	$180,381,363	$—	$180,381,363	$3,902	$180,377,461	$180,123,111	$254,350	$180,377,461	$178,891,553	18,175,543
Mortgage Securities	$28,612,068	$—	$28,612,068	$609	$28,611,459	$28,381,053	$230,406	$28,611,459	$27,209,717	2,688,042
Money Market	$95,173,896	$—	$95,173,896	$535	$95,173,361	$95,008,171	$165,190	$95,173,361	$95,173,893	95,173,893

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Operations

For the Year Ended December 31, 2012

	Investment Income	Expenses			Realized and unrealized gain (loss) on investments
Subaccount	Dividends	Mortality & expense risk charges	Administration fee	Net investment income (loss)	Net realized gain (loss) on sale of investments	Capital gain distributions	Change in unrealized appreciation (depreciation) of investments	Net gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Aggressive Allocation	$2,321,095	$(5,049,861)	$—	$(2,728,766)	$911,222	$15,996,668	$22,890,548	$39,798,438	$37,069,672
Moderately Aggressive Allocation	$25,844,750	$(29,136,222)	$(8,050,501)	$(11,341,973)	$9,865,911	$28,552,054	$195,945,895	$234,363,860	$223,021,887
Moderate Allocation	$58,522,182	$(49,653,666)	$(15,573,632)	$(6,705,116)	$15,265,972	$24,910,002	$307,655,529	$347,831,503	$341,126,387
Moderately Conservative Allocation	$32,442,642	$(27,112,664)	$(8,565,800)	$(3,235,822)	$6,769,461	$14,747,728	$128,736,578	$150,253,767	$147,017,945
Partner Technology	$—	$(295,093)	$—	$(295,093)	$413,357	$—	$3,700,722	$4,114,079	$3,818,986
Partner Healthcare	$39,891	$(205,503)	$—	$(165,612)	$322,608	$176,905	$2,181,245	$2,680,758	$2,515,146
Natural Resources	$55,099	$(297,335)	$—	$(242,236)	$(607,703)	$2,862,697	$(3,092,138)	$(837,144)	$(1,079,380)
Partner Emerging Markets Equity	$137,808	$(337,003)	$—	$(199,195)	$637,899	$130,530	$4,908,470	$5,676,899	$5,477,704
Real Estate Securities	$2,485,949	$(870,624)	$—	$1,615,325	$1,878,848	$—	$6,425,329	$8,304,177	$9,919,502
Partner Small Cap Growth	$—	$(285,579)	$—	$(285,579)	$790,411	$—	$1,707,046	$2,497,457	$2,211,878
Partner Small Cap Value	$297,424	$(579,297)	$—	$(281,873)	$2,072,136	$—	$3,775,384	$5,847,520	$5,565,647
Small Cap Stock	$—	$(599,659)	$—	$(599,659)	$38,525	$—	$4,235,289	$4,273,814	$3,674,155
Small Cap Index	$301,680	$(567,841)	$—	$(266,161)	$(743,736)	$3,708,837	$3,337,837	$6,302,938	$6,036,777
Mid Cap Growth	$172,777	$(1,027,067)	$—	$(854,290)	$3,088,515	$—	$5,909,255	$8,997,770	$8,143,480
Partner Mid Cap Value	$102,870	$(173,827)	$—	$(70,957)	$508,109	$—	$1,531,973	$2,040,082	$1,969,125
Mid Cap Stock	$146,023	$(760,484)	$—	$(614,461)	$1,258,041	$—	$6,471,270	$7,729,311	$7,114,850
Mid Cap Index	$369,212	$(612,759)	$—	$(243,547)	$94,085	$4,520,014	$2,636,040	$7,250,139	$7,006,592
Partner Worldwide Allocation	$2,026,954	$(976,839)	$—	$1,050,115	$667,582	$467,443	$14,391,148	$15,526,173	$16,576,288
Partner Socially Responsible Stock	$1,138	$(83,396)	$—	$(82,258)	$125,766	$—	$711,254	$837,020	$754,762
Partner All Cap Growth	$—	$(117,943)	$—	$(117,943)	$400,945	$—	$412,639	$813,584	$695,641
Partner All Cap Value	$28,894	$(58,951)	$—	$(30,057)	$144,551	$—	$277,114	$421,665	$391,608
Partner All Cap	$132,583	$(383,511)	$—	$(250,928)	$78,048	$—	$3,798,199	$3,876,247	$3,625,319
Large Cap Growth	$1,505,141	$(1,611,671)	$—	$(106,530)	$4,913,080	$—	$15,410,440	$20,323,520	$20,216,990
Partner Growth Stock	$—	$(426,590)	$—	$(426,590)	$1,095,193	$—	$4,409,706	$5,504,899	$5,078,309
Large Cap Value	$1,810,670	$(1,340,916)	$—	$469,754	$1,128,464	$—	$14,180,629	$15,309,093	$15,778,847
Large Cap Stock	$1,224,642	$(1,511,201)	$—	$(286,559)	$854,971	$—	$14,531,157	$15,386,128	$15,099,569
Large Cap Index	$1,453,522	$(1,082,599)	$—	$370,923	$175,087	$—	$10,609,961	$10,785,048	$11,155,971
Equity Income Plus	$347,587	$(306,873)	$—	$40,714	$340,297	$—	$2,025,509	$2,365,806	$2,406,520
Balanced	$1,303,575	$(775,330)	$—	$528,245	$634,015	$1,821,601	$3,295,617	$5,751,233	$6,279,478
High Yield	$7,675,309	$(1,402,214)	$—	$6,273,095	$313,549	$—	$8,073,877	$8,387,426	$14,660,521
Diversified Income Plus	$3,674,866	$(1,475,887)	$—	$2,198,979	$378,038	$—	$9,622,465	$10,000,503	$12,199,482
Income	$5,169,105	$(1,757,858)	$—	$3,411,247	$959,188	$—	$7,565,638	$8,524,826	$11,936,073
Bond Index	$2,130,957	$(1,370,337)	$—	$760,620	$1,149,831	$1,243,289	$501,497	$2,894,617	$3,655,237
Limited Maturity Bond	$2,672,756	$(2,102,349)	$—	$570,407	$81,623	$—	$4,042,133	$4,123,756	$4,694,163
Mortgage Securities	$406,561	$(332,994)	$—	$73,567	$254,745	$610,118	$247,464	$1,112,327	$1,185,894
Money Market	$—	$(1,185,323)	$—	$(1,185,323)	$—	$—	$—	$—	$(1,185,323)

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets

For the Year Ended December 31, 2012

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Net realized gain (loss) on investments	Change in net unrealized appreciation (depreciation) on investments	Net change in net assets from operations	Proceeds from units issued	Death benefits	Surrenders and terminations	Annuity benefit payments	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts	Net change in net assets from unit tran sactions	Net change in net assets	Net assets beginning of period	Net assets end of period
Aggressive Allocation	$(2,728,766)	$16,907,890	$22,890,548	$37,069,672	$45,154,058	$(1,551,977)	$(18,186,752)	$(42,316)	$(106,853)	$414	$(27,254,481)	$(1,987,907)	$35,081,765	$346,218,073	$381,299,838
Moderately Aggressive Allocation	$(11,341,973)	$38,417,965	$195,945,895	$223,021,887	$324,520,811	$(6,907,270)	$(83,312,913)	$(238,092)	$(275,074)	$(1,045)	$(102,472,349)	$131,314,068	$354,335,955	$1,976,443,440	$2,330,779,395
Moderate Allocation	$(6,705,116)	$40,175,974	$307,655,529	$341,126,387	$930,598,723	$(14,638,037)	$(148,293,357)	$(792,870)	$(223,218)	$2,777	$47,113,113	$813,767,131	$1,154,893,518	$3,194,880,560	$4,349,774,078
Moderately Conservative Allocation	$(3,235,822)	$21,517,189	$128,736,578	$147,017,945	$595,914,107	$(13,087,316)	$(78,711,625)	$(248,237)	$(77,593)	$15,752	$191,451,928	$695,257,016	$842,274,961	$1,664,564,088	$2,506,839,049
Partner Technology	$(295,093)	$413,357	$3,700,722	$3,818,986	$2,257,073	$(164,839)	$(1,155,789)	$(6,222)	$(1,624)	$99	$(533,130)	$395,568	$4,214,554	$19,664,303	$23,878,857
Partner Healthcare	$(165,612)	$499,513	$2,181,245	$2,515,146	$2,447,086	$(25,441)	$(643,227)	$(4,661)	$(1,641)	$19	$1,535,794	$3,307,929	$5,823,075	$12,528,102	$18,351,177
Natural Resources	$(242,236)	$2,254,994	$(3,092,138)	$(1,079,380)	$3,505,854	$(55,541)	$(1,056,837)	$(4,205)	$(2,143)	$(9)	$(81,547)	$2,305,572	$1,226,192	$21,663,668	$22,889,860
Partner Emerging Markets Equity	$(199,195)	$768,429	$4,908,470	$5,477,704	$3,850,041	$(61,597)	$(1,055,928)	$(4,639)	$(2,215)	$(19)	$780,869	$3,506,512	$8,984,216	$21,366,789	$30,351,005
Real Estate Securities	$1,615,325	$1,878,848	$6,425,329	$9,919,502	$5,276,751	$(312,964)	$(4,568,503)	$(19,611)	$(3,938)	$132	$(3,097,193)	$(2,725,326)	$7,194,176	$63,511,885	$70,706,061
Partner Small Cap Growth	$(285,579)	$790,411	$1,707,046	$2,211,878	$1,396,581	$(50,329)	$(1,459,291)	$(6,138)	$(1,149)	$173	$(2,406,252)	$(2,526,405)	$(314,527)	$22,161,101	$21,846,574
Partner Small Cap Value	$(281,873)	$2,072,136	$3,775,384	$5,565,647	$2,683,762	$(178,572)	$(2,823,900)	$(7,845)	$(2,322)	$239	$(5,124,439)	$(5,453,077)	$112,570	$45,334,424	$45,446,994
Small Cap Stock	$(599,659)	$38,525	$4,235,289	$3,674,155	$1,918,503	$(224,834)	$(3,246,627)	$(11,368)	$(2,585)	$(666)	$(4,992,418)	$(6,559,995)	$(2,885,840)	$47,647,476	$44,761,636
Small Cap Index	$(266,161)	$2,965,101	$3,337,837	$6,036,777	$3,293,876	$(345,396)	$(2,759,873)	$(7,159)	$(1,959)	$172	$(1,983,562)	$(1,803,901)	$4,232,876	$42,409,000	$46,641,876
Mid Cap Growth	$(854,290)	$3,088,515	$5,909,255	$8,143,480	$5,128,093	$(335,810)	$(4,689,441)	$(33,754)	$(4,505)	$363	$3,077,878	$3,142,824	$11,286,304	$72,937,727	$84,224,031
Partner Mid Cap Value	$(70,957)	$508,109	$1,531,973	$1,969,125	$949,355	$(30,817)	$(813,079)	$(3,824)	$(1,071)	$30	$(1,577,042)	$(1,476,448)	$492,677	$12,443,579	$12,936,256
Mid Cap Stock	$(614,461)	$1,258,041	$6,471,270	$7,114,850	$2,241,752	$(199,553)	$(3,329,991)	$(17,024)	$(3,345)	$(220)	$(5,906,337)	$(7,214,718)	$(99,868)	$57,980,890	$57,881,022
Mid Cap Index	$(243,547)	$4,614,099	$2,636,040	$7,006,592	$3,173,761	$(216,274)	$(3,219,103)	$(14,077)	$(1,715)	$409	$(1,375,093)	$(1,652,092)	$5,354,500	$44,630,514	$49,985,014
Partner Worldwide Allocation	$1,050,115	$1,135,025	$14,391,148	$16,576,288	$5,226,158	$(307,218)	$(4,999,372)	$(15,030)	$(3,876)	$(1,338)	$102,074,229	$101,973,553	$118,549,841	$26,733,498	$145,283,339
Partner Socially Responsible Stock	$(82,258)	$125,766	$711,254	$754,762	$1,647,011	$—	$(144,956)	$(3,142)	$(776)	$(50)	$482,062	$1,980,149	$2,734,911	$4,808,484	$7,543,395
Partner All Cap Growth	$(117,943)	$400,945	$412,639	$695,641	$1,247,770	$(175,089)	$(227,589)	$(3,974)	$(482)	$40	$(1,293,674)	$(452,998)	$242,643	$8,002,872	$8,245,515
Partner All Cap Value	$(30,057)	$144,551	$277,114	$391,608	$462,782	$—	$(119,875)	$(502)	$(249)	$22	$(979,909)	$(637,731)	$(246,123)	$4,220,934	$3,974,811
Partner All Cap	$(250,928)	$78,048	$3,798,199	$3,625,319	$1,350,291	$(148,729)	$(1,731,273)	$(15,852)	$(2,340)	$15,706	$(2,677,035)	$(3,209,232)	$416,087	$28,216,145	$28,632,232
Large Cap Growth	$(106,530)	$4,913,080	$15,410,440	$20,216,990	$6,834,862	$(618,618)	$(8,188,532)	$(49,223)	$(5,508)	$(3,078)	$(1,584,981)	$(3,615,078)	$16,601,912	$115,277,407	$131,879,319
Partner Growth Stock	$(426,590)	$1,095,193	$4,409,706	$5,078,309	$2,821,828	$(115,452)	$(2,171,096)	$(3,402)	$(957)	$18	$(225,297)	$305,642	$5,383,951	$29,961,445	$35,345,396
Large Cap Value	$469,754	$1,128,464	$14,180,629	$15,778,847	$4,556,925	$(265,945)	$(7,204,507)	$(27,942)	$(4,165)	$652	$(10,379,399)	$(13,324,381)	$2,454,466	$103,590,260	$106,044,726
Large Cap Stock	$(286,559)	$854,971	$14,531,157	$15,099,569	$4,671,641	$(512,823)	$(7,975,009)	$(28,822)	$(2,838)	$(347)	$(10,944,446)	$(14,792,644)	$306,925	$116,169,199	$116,476,124
Large Cap Index	$370,923	$175,087	$10,609,961	$11,155,971	$6,074,427	$(518,994)	$(5,723,840)	$(27,469)	$(2,675)	$307	$(1,859,046)	$(2,057,290)	$9,098,681	$79,365,432	$88,464,113
Equity Income Plus	$40,714	$340,297	$2,025,509	$2,406,520	$3,126,955	$(125,832)	$(912,004)	$(5,301)	$(945)	$(1,495)	$234,386	$2,315,764	$4,722,284	$19,830,108	$24,552,392
Balanced	$528,245	$2,455,616	$3,295,617	$6,279,478	$3,673,363	$(721,590)	$(4,813,694)	$(25,246)	$(1,982)	$377	$(1,328,149)	$(3,216,921)	$3,062,557	$58,429,889	$61,492,446
High Yield	$6,273,095	$313,549	$8,073,877	$14,660,521	$25,322,814	$(525,599)	$(6,532,689)	$(51,079)	$(4,608)	$(5,195)	$17,682,963	$35,886,607	$50,547,128	$87,987,515	$138,534,643
Diversified Income Plus	$2,198,979	$378,038	$9,622,465	$12,199,482	$32,307,046	$(628,264)	$(5,725,393)	$(57,647)	$(4,218)	$(1,732)	$51,891,675	$77,781,467	$89,980,949	$75,838,965	$165,819,914
Income	$3,411,247	$959,188	$7,565,638	$11,936,073	$24,093,293	$(435,777)	$(8,971,348)	$(39,402)	$(5,035)	$1,273	$29,901,616	$44,544,620	$56,480,693	$114,246,712	$170,727,405
Bond Index	$760,620	$2,393,120	$501,497	$3,655,237	$16,426,507	$(412,841)	$(7,324,624)	$(16,765)	$(3,623)	$(634)	$8,914,110	$17,582,130	$21,237,367	$98,969,755	$120,207,122
Limited Maturity Bond	$570,407	$81,623	$4,042,133	$4,694,163	$34,774,354	$(1,006,289)	$(14,316,570)	$(25,339)	$(5,211)	$(718)	$(2,145,111)	$17,275,116	$21,969,279	$158,408,182	$180,377,461
Mortgage Securities	$73,567	$864,863	$247,464	$1,185,894	$3,198,323	$(86,967)	$(1,681,027)	$(10,094)	$(555)	$168	$1,754,185	$3,174,033	$4,359,927	$24,251,532	$28,611,459
Money Market	$(1,185,323)	$—	$—	$(1,185,323)	$67,288,505	$(341,421)	$(14,811,337)	$(7,571)	$(6,115)	$79	$(58,443,315)	$(6,321,175)	$(7,506,498)	$102,679,859	$95,173,361

The accompanying notes are an integral part of these financial statements.

THRIVENT VARIABLE ANNUITY ACCOUNT I

Statements of Changes of Net Assets

For the Year Ended December 31, 2011

	Increase (decrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions
Subaccount	Net investment income (loss)	Net realized gain (loss) on investments	Change in net unrealized appreciation (depreciation) on investments	Net change in net assets from operations	Proceeds from units issued	Death benefits	Surrenders and terminations	Annuity benefit payments	Administrative charges	Adjustments to annuity reserves	Transfers between subaccounts	Net change in net assets from unit transactions	Net change in net Assets	Net assets beginning of period	Net assets end of period
Aggressive Allocation	$(185,922)	$7,053,601	$(26,137,822)	$(19,270,143)	$45,524,296	$(501,478)	$(16,869,896)	$(44,674)	$(99,114)	$846	$(17,132,521)	$10,877,459	$(8,392,684)	$354,610,757	$346,218,073
Moderately Aggressive Allocation	$6,211,211	$24,907,294	$(121,292,993)	$(90,174,488)	$387,583,964	$(5,258,561)	$(76,448,213)	$(222,766)	$(241,034)	$4,421	$(20,320,132)	$285,097,679	$194,923,191	$1,781,520,249	$1,976,443,440
Moderate Allocation	$15,832,867	$45,827,888	$(149,235,423)	$(87,574,668)	$709,331,805	$(10,360,604)	$(128,008,984)	$(669,319)	$(182,336)	$12,293	$122,221,626	$692,344,481	$604,769,813	$2,590,110,747	$3,194,880,560
Moderately Conservative Allocation	$6,552,742	$22,048,026	$(51,915,428)	$(23,314,660)	$433,929,332	$(9,141,605)	$(60,445,844)	$(139,281)	$(57,231)	$2,021	$122,660,965	$486,808,357	$463,493,697	$1,201,070,391	$1,664,564,088
Partner Technology	$(281,340)	$218,197	$(3,190,714)	$(3,253,857)	$2,180,654	$(45,718)	$(1,549,282)	$(5,888)	$(1,441)	$67	$(1,103,570)	$(525,178)	$(3,779,035)	$23,443,338	$19,664,303
Partner Healthcare	$(164,670)	$592,725	$(1,089,031)	$(660,976)	$1,743,896	$(12,605)	$(556,974)	$(3,110)	$(1,104)	$9	$231,049	$1,401,161	$740,185	$11,787,917	$12,528,102
Natural Resources	$(281,225)	$286,589	$(3,755,635)	$(3,750,271)	$3,918,329	$(18,062)	$(1,262,517)	$(5,034)	$(1,558)	$23	$3,801,381	$6,432,562	$2,682,291	$18,981,377	$21,663,668
Partner Emerging Markets Equity	$(53,529)	$715,093	$(3,532,641)	$(2,871,077)	$3,664,405	$(25,540)	$(1,293,824)	$(4,125)	$(1,348)	$18	$(238,098)	$2,101,488	$(769,589)	$22,136,378	$21,366,789
Real Estate Securities	$(837,796)	$640,023	$4,985,391	$4,787,618	$3,374,055	$(224,227)	$(5,129,694)	$(57,236)	$(3,544)	$138	$(6,516,734)	$(8,557,242)	$(3,769,624)	$67,281,509	$63,511,885
Partner Small Cap Growth	$(313,448)	$766,795	$(1,761,711)	$(1,308,364)	$1,920,944	$(70,030)	$(1,688,735)	$(5,462)	$(1,125)	$125	$(1,257,045)	$(1,101,328)	$(2,409,692)	$24,570,793	$22,161,101
Partner Small Cap Value	$(511,071)	$1,508,867	$(2,550,518)	$(1,552,722)	$2,409,132	$(149,254)	$(3,135,485)	$(6,159)	$(2,232)	$155	$(4,828,150)	$(5,711,993)	$(7,264,715)	$52,599,139	$45,334,424
Small Cap Stock	$(695,857)	$118,276	$(2,819,371)	$(3,396,952)	$2,293,462	$(265,280)	$(4,003,461)	$(11,820)	$(2,804)	$(499)	$(8,166,435)	$(10,156,837)	$(13,553,789)	$61,201,265	$47,647,476
Small Cap Index	$(182,539)	$327,375	$(409,817)	$(264,981)	$2,153,434	$(97,261)	$(3,591,389)	$(6,487)	$(2,037)	$110	$(4,995,998)	$(6,539,628)	$(6,804,609)	$49,213,609	$42,409,000
Mid Cap Growth	$(768,346)	$3,375,606	$(7,820,647)	$(5,213,387)	$6,284,754	$(178,143)	$(6,002,692)	$(40,274)	$(3,370)	$741	$(6,727,436)	$(6,666,420)	$(11,879,807)	$84,817,534	$72,937,727
Partner Mid Cap Value	$(150,581)	$330,118	$(1,159,034)	$(979,497)	$1,664,369	$(25,173)	$(779,319)	$(2,852)	$(1,123)	$(34)	$(869,211)	$(13,343)	$(992,840)	$13,436,419	$12,443,579
Mid Cap Stock	$(829,961)	$1,511,509	$(5,519,276)	$(4,837,728)	$3,394,894	$(174,420)	$(4,567,883)	$(17,333)	$(3,675)	$374	$(9,073,229)	$(10,441,272)	$(15,279,000)	$73,259,890	$57,980,890
Mid Cap Index	$(221,562)	$3,661,352	$(4,932,991)	$(1,493,201)	$2,193,813	$(221,613)	$(4,355,514)	$(13,294)	$(1,818)	$273	$(4,903,866)	$(7,302,019)	$(8,795,220)	$53,425,734	$44,630,514
Partner Worldwide Allocation	$218,362	$962,476	$(5,324,068)	$(4,143,230)	$2,940,097	$(30,382)	$(1,433,429)	$(4,111)	$(1,233)	$(4)	$219,137	$1,690,075	$(2,453,155)	$29,186,653	$26,733,498
Partner Socially Responsible Stock	$(56,224)	$47,383	$(200,603)	$(209,444)	$1,318,625	$—	$(84,078)	$(2,539)	$(474)	$104	$625,516	$1,857,154	$1,647,710	$3,160,774	$4,808,484
Partner All Cap Growth	$(107,135)	$331,062	$(991,973)	$(768,046)	$1,604,956	$(11,344)	$(270,086)	$(1,422)	$(373)	$(36)	$720,459	$2,042,154	$1,274,108	$6,728,764	$8,002,872
Partner All Cap Value	$(34,290)	$136,109	$(644,504)	$(542,685)	$388,704	$(10,007)	$(148,947)	$—	$(203)	$—	$49,595	$279,142	$(263,543)	$4,484,477	$4,220,934
Partner All Cap	$(210,396)	$(183,716)	$(1,499,103)	$(1,893,215)	$1,379,352	$(109,983)	$(2,275,025)	$(15,364)	$(2,291)	$619	$(2,628,623)	$(3,651,315)	$(5,544,530)	$33,760,675	$28,216,145
Large Cap Growth	$(923,065)	$3,672,533	$(10,885,314)	$(8,135,846)	$6,836,676	$(651,272)	$(9,840,043)	$(60,570)	$(5,331)	$(889)	$(12,575,905)	$(16,297,334)	$(24,433,180)	$139,710,587	$115,277,407
Partner Growth Stock	$(419,000)	$638,309	$(1,025,719)	$(806,410)	$1,368,983	$(132,876)	$(2,774,899)	$(2,632)	$(930)	$(27)	$(3,113,875)	$(4,656,256)	$(5,462,666)	$35,424,111	$29,961,445
Large Cap Value	$(1,424,458)	$259,085	$(3,706,586)	$(4,871,959)	$4,948,688	$(431,797)	$(7,900,755)	$(25,522)	$(4,392)	$(214)	$(12,008,141)	$(15,422,133)	$(20,294,092)	$123,884,352	$103,590,260
Large Cap Stock	$(1,625,755)	$31,746	$(5,737,987)	$(7,331,996)	$5,024,204	$(736,843)	$(8,950,284)	$(29,775)	$(2,999)	$(978)	$(13,270,903)	$(17,967,578)	$(25,299,574)	$141,468,773	$116,169,199
Large Cap Index	$359,146	$(1,079,497)	$1,237,930	$517,579	$4,182,595	$(280,257)	$(6,953,822)	$(23,833)	$(2,805)	$168	$(7,552,751)	$(10,630,705)	$(10,113,126)	$89,478,558	$79,365,432
Equity Income Plus	$(166,975)	$64,036	$(768,870)	$(871,809)	$4,836,304	$(98,094)	$(693,452)	$(4,786)	$(365)	$917	$6,769,408	$10,809,932	$9,938,123	$9,891,985	$19,830,108
Balanced	$608,361	$2,400,593	$(1,310,294)	$1,698,660	$3,470,110	$(613,214)	$(5,095,712)	$(22,924)	$(1,689)	$304	$(4,246,873)	$(6,509,998)	$(4,811,338)	$63,241,227	$58,429,889
High Yield	$5,825,884	$90,440	$(2,959,949)	$2,956,375	$7,549,007	$(440,178)	$(6,537,547)	$(51,340)	$(3,286)	$743	$(5,277,772)	$(4,760,373)	$(1,803,998)	$89,791,513	$87,987,515
Diversified Income Plus	$2,713,940	$227,617	$(2,405,466)	$536,091	$10,901,330	$(527,583)	$(4,737,136)	$(45,692)	$(2,320)	$(911)	$6,088,069	$11,675,757	$12,211,848	$63,627,117	$75,838,965
Income	$3,672,960	$595,074	$832,545	$5,100,579	$8,601,023	$(449,845)	$(9,415,286)	$(38,700)	$(3,963)	$(748)	$(6,289,729)	$(7,597,248)	$(2,496,669)	$116,743,381	$114,246,712
Bond Index	$1,430,765	$1,572,758	$3,050,071	$6,053,594	$7,800,863	$(383,009)	$(8,509,307)	$(17,918)	$(2,911)	$1,534	$869,321	$(241,427)	$5,812,167	$93,157,588	$98,969,755
Limited Maturity Bond	$1,484,732	$(111,672)	$(2,061,500)	$(688,440)	$25,698,273	$(592,819)	$(14,914,580)	$(33,988)	$(4,088)	$(3,674)	$(5,310,632)	$4,838,492	$4,150,052	$154,258,130	$158,408,182
Mortgage Securities	$399,789	$365,858	$9,831	$775,478	$2,142,477	$(111,337)	$(1,826,573)	$(7,330)	$(421)	$(831)	$(1,385,922)	$(1,189,937)	$(414,459)	$24,665,991	$24,251,532
Money Market	$(1,248,374)	$—	$—	$(1,248,374)	$80,976,067	$(663,007)	$(21,239,637)	$(5,592)	$(6,290)	$(756)	$(47,496,826)	$11,563,959	$10,315,585	$92,364,274	$102,679,859

The accompanying notes are an integral part of these financial statements.

Thrivent Variable Annuity Account I

Notes to Financial Statements

December 31, 2012

(1) ORGANIZATION

The Thrivent Variable Annuity Account I (the Variable Account), is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains 36 subaccounts, each of which invests in a corresponding portfolio of the Thrivent Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount	Series
Aggressive Allocation	Thrivent Series Fund, Inc. — Aggressive Allocation Portfolio
Moderately Aggressive Allocation	Thrivent Series Fund, Inc. — Moderately Aggressive Allocation Portfolio
Moderate Allocation	Thrivent Series Fund, Inc. — Moderate Allocation Portfolio
Moderately Conservative Allocation	Thrivent Series Fund, Inc. — Moderately Conservative Allocation Portfolio
Partner Technology (h)	Thrivent Series Fund, Inc. — Partner Technology Portfolio
Partner Healthcare (i)	Thrivent Series Fund, Inc. — Partner Healthcare Portfolio
Natural Resources (f,i)	Thrivent Series Fund, Inc. — Partner Natural Resources Portfolio
Partner Emerging Markets Equity (g,i)	Thrivent Series Fund, Inc. — Partner Emerging Markets Equity Portfolio
Real Estate Securities	Thrivent Series Fund, Inc. — Real Estate Securities Portfolio
Partner Small Cap Growth	Thrivent Series Fund, Inc. — Partner Small Cap Growth Portfolio
Partner Small Cap Value	Thrivent Series Fund, Inc. — Partner Small Cap Value Portfolio
Small Cap Stock	Thrivent Series Fund, Inc. — Small Cap Stock Portfolio
Small Cap Index	Thrivent Series Fund, Inc. — Small Cap Index Portfolio
Mid Cap Growth (a)	Thrivent Series Fund, Inc. — Mid Cap Growth Portfolio
Partner Mid Cap Value	Thrivent Series Fund, Inc. — Partner Mid Cap Value Portfolio
Mid Cap Stock	Thrivent Series Fund, Inc. — Mid Cap Stock Portfolio
Mid Cap Index	Thrivent Series Fund, Inc. — Mid Cap Index Portfolio
Partner Worldwide Allocation (b,i)	Thrivent Series Fund, Inc. — Partner Worldwide Allocation Portfolio
Partner Socially Responsible Stock (i)	Thrivent Series Fund, Inc. — Partner Socially Responsible Stock Portfolio
Partner All Cap Growth (i)	Thrivent Series Fund, Inc. — Partner All Cap Growth Portfolio
Partner All Cap Value (i)	Thrivent Series Fund, Inc. — Partner All Cap Value Portfolio
Partner All Cap	Thrivent Series Fund, Inc. — Partner All Cap Portfolio
Large Cap Growth (c)	Thrivent Series Fund, Inc. — Large Cap Growth Portfolio
Partner Growth Stock	Thrivent Series Fund, Inc. — Partner Growth Stock Portfolio
Large Cap Value	Thrivent Series Fund, Inc. — Large Cap Value Portfolio
Large Cap Stock	Thrivent Series Fund, Inc. — Large Cap Stock Portfolio
Large Cap Index	Thrivent Series Fund, Inc. — Large Cap Index Portfolio
Equity Income Plus (i)	Thrivent Series Fund, Inc. — Equity Income Plus Portfolio
Balanced	Thrivent Series Fund, Inc. — Balanced Portfolio
High Yield	Thrivent Series Fund, Inc. — High Yield Portfolio
Diversified Income Plus (d)	Thrivent Series Fund, Inc. — Diversified Income Plus Portfolio
Income (e)	Thrivent Series Fund, Inc. — Income Portfolio
Bond Index	Thrivent Series Fund, Inc. — Bond Index Portfolio
Limited Maturity Bond	Thrivent Series Fund, Inc. — Limited Maturity Bond Portfolio

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(1) ORGANIZATION - continued

Subaccount	Series
Mortgage Securities	Thrivent Series Fund, Inc. — Mortgage Securities Portfolio
Money Market	Thrivent Series Fund, Inc. — Money Market Portfolio

(a)	Mid Cap Growth Portfolio II merged into the Mid Cap Growth Portfolio as of July 27, 2012.
(b)	Partner International Stock Portfolio merged into the Partner Worldwide Allocation Portfolio as of July 27, 2012.
(c)	Large Cap Growth Portfolio II merged into the Large Cap Growth Portfolio as of July 27, 2012.
(d)	Partner Utilities Portfolio merged into the Diversified Income Plus Portfolio as of July 27, 2012.
(e)	Partner Socially Responsible Bond Portfolio merged into the Income Portfolio as of July 27, 2012.
(f)	Formerly known as Partner Natural Resources, name change effective July 27, 2012
(g)	Formerly known as Partner Emerging Markets, name change effective July 27, 2012
(h)	Formerly known as Technology, name change effective June 30, 2009
(i)	Since inception, April 30, 2008

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments

The investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial’s tax status change.

Annuity Reserves

Annuity reserves, represented as reserves for contracts in annuity payout period in the statement of assets and liabilities, are computed for currently payable contracts according to the 2000 IAM mortality table. The reserve rate is the maximum SPIA valuation interest rate. Changes to annuity reserves are based on actual

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(2) SIGNIFICANT ACCOUNTING POLICIES - continued

mortality and risk experience. If the reserves required are less than the original estimated reserve amount held in the Variable Account, the excess is reimbursed to Thrivent Financial. If additional reserves are required, Thrivent Financial reimburses the Variable Account.

Death Claims

Amounts payable under the contract for death benefits remain invested in the separate accounts until the beneficiaries provide instructions to disburse the benefits.

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

In estimating the fair values for financial instruments carried at fair value, the amount of observable and unobservable inputs used to determine fair value are taken into consideration. Each of the financial instruments have been classified into one of three categories based on that evaluation:

Level 1:	Fair value based on quoted prices for identical assets in active markets that are accessible.
Level 2:	Fair value based on quoted prices for similar instruments in active markets that are accessible; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations where the significant value driver inputs are observable.
Level 3:	Fair value based on significant value driver inputs that are not observable.

The fair values for separate account assets are based on quoted daily net asset values of the funds in which the separate accounts are invested. These investments have been categorized as Level 2 assets.

Subsequent Events

Management has evaluated the Variable Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Variable Account’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Variable Account’s financial statements.

(3) EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first seven years the contract is in force. The surrender charge is 6% during the first contract year for the 2002 series and 7% for the 2005 series. This charge decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract’s

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(3) EXPENSE CHARGES - continued

accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% - 2.50% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below. A contract pending payout due to a death claim is charged based on the average daily net assets of the Variable Account and is equal to annual rate of 0.95%. An administrative charge equivalent to an annual rate of 0.75% is charged for contracts that have the return protection allocation (RPA) benefit.

Mortality and Expense Risk Charge 2002 Series	Current	Maximum
With Basic Death Benefit only	1.10%	1.25%
With Maximum Anniversary Death Benefit (MADB)	1.20	1.35
With Premium Accumulation Death Benefit (PADB)	1.35	1.50
With Earnings Addition Death Benefit (EADB)	1.30	1.45
With MADB and PADB	1.40	1.55
With MADB and EADB	1.35	1.50
With PADB and EADB	1.50	1.65
With MADB, PADB and EADB	1.55	1.70
With Basic Death Benefit only & Return Protection Allocation (RPA)	1.85	2.00
With MADB and RPA	1.95	2.10

Mortality and Expense Risk Charge 2005 Series	Years 1-7	After 7 years
With Basic Death Benefit only	1.25%	1.15%
With MADB	1.45	1.35
With PADB	1.65	1.55
With EADB	1.50	1.40
With MADB and PADB	1.75	1.65
With MADB and EADB	1.60	1.50
With PADB and EADB	1.80	1.70
With MADB, PADB and EADB	1.90	1.80
With Basic Death Benefit only & RPA	2.00	1.90
With MADB and RPA	2.20	2.10
With GLWB	1.75-2.50	1.65-2.40

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(3) EXPENSE CHARGES - continued

Additionally, during the year ended December 31, 2012, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund’s advisory agreement provides for fees as a percent of the average net assets for each subaccount, as shown below. These fees are paid at the Fund level.

Subaccount	% of Average Net Assets
Aggressive Allocation	0.15%
Moderately Aggressive Allocation	0.15%
Moderate Allocation	0.15%
Moderately Conservative Allocation	0.15%
Partner Technology	0.75%
Partner Healthcare	0.95%
Natural Resources	0.75%
Partner Emerging Markets Equity	1.20%
Real Estate Securities	0.80%
Partner Small Cap Growth	1.00%
Partner Small Cap Value	0.80%
Small Cap Stock	0.70%
Small Cap Index	0.35%
Mid Cap Growth	0.40%
Partner Mid Cap Value	0.75%
Mid Cap Stock	0.70%
Mid Cap Index	0.35%
Partner Worldwide Allocation	0.90%
Partner Socially Responsible Stock	0.80%
Partner All Cap Growth	0.95%
Partner All Cap Value	0.75%
Partner All Cap	0.95%
Large Cap Growth	0.40%
Partner Growth Stock	0.80%
Large Cap Value	0.60%
Large Cap Stock	0.65%
Large Cap Index	0.35%
Equity Income Plus	0.65%
Balanced	0.35%
High Yield	0.40%
Diversified Income Plus	0.40%
Income	0.40%
Bond Index	0.35%
Limited Maturity Bond	0.40%
Mortgage Securities	0.50%
Money Market	0.40%

(4) UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

Subaccount	Units Outstanding at December 31, 2010	Units Issued	Units Redeemed	Units Outstanding at December 31, 2011	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2012
Aggressive Allocation	27,870,960	5,819,878	(4,973,454)	28,717,384	6,929,016		(7,109,620)	28,536,780
Moderately Aggressive Allocation	148,464,671	49,844,021	(24,617,353)	173,691,339	47,257,881		(33,697,398)	187,251,822
Moderate Allocation	217,151,026	96,139,224	(34,926,479)	278,363,771	123,053,088		(51,078,222)	350,338,637
Moderately Conservative Allocation	99,591,432	60,454,758	(19,295,517)	140,750,673	84,940,695		(27,169,146)	198,522,222
Partner Technology	1,507,182	556,756	(564,772)	1,499,166	459,851		(410,264)	1,548,753
Partner Healthcare	989,535	424,470	(305,712)	1,108,293	525,369		(271,747)	1,361,915
Natural Resources	2,044,658	1,367,097	(695,596)	2,716,159	1,118,904		(832,356)	3,002,707

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(4) UNIT ACTIVITY - continued

Subaccount	Units Outstanding at December 31, 2010	Units Issued	Units Redeemed	Units Outstanding at December 31, 2011	Units Issued	Units Issued as a result of merger	Units Redeemed	Units Outstanding at December 31, 2012
Partner Emerging Markets Equity	1,823,744	907,444	(730,497)	2,000,691	812,352		(526,445)	2,286,598
Real Estate Securities	3,787,219	985,026	(1,369,633)	3,402,612	991,284		(1,027,317)	3,366,579
Partner Small Cap Growth	1,487,273	601,275	(646,749)	1,441,799	256,717		(404,003)	1,294,513
Partner Small Cap Value	2,658,202	665,010	(937,291)	2,385,921	450,738		(693,906)	2,142,753
Small Cap Stock	3,630,323	845,110	(1,437,208)	3,038,225	484,837		(881,035)	2,642,027
Small Cap Index	2,662,814	658,204	(988,460)	2,332,558	594,121		(630,423)	2,296,256
Mid Cap Growth	4,083,371	1,128,605	(1,388,229)	3,823,747	1,162,401	452,920	(1,432,812)	4,006,256
Partner Mid Cap Value	981,371	397,083	(396,632)	981,822	209,789		(318,025)	873,586
Mid Cap Stock	4,084,229	971,446	(1,520,893)	3,534,782	575,295		(971,318)	3,138,759
Mid Cap Index	2,806,381	660,523	(1,010,690)	2,456,214	550,106		(581,112)	2,425,208
Partner Worldwide Allocation	3,316,117	1,379,770	(1,192,758)	3,503,129	15,295,716	13,187,097	(15,784,495)	16,201,447
Partner Socially Responsible Stock	305,465	235,784	(75,009)	466,240	275,128		(94,620)	646,748
Partner All Cap Growth	692,431	513,515	(309,811)	896,135	332,536		(391,367)	837,304
Partner All Cap Value	496,403	249,995	(219,102)	527,296	168,342		(246,291)	449,347
Partner All Cap	2,144,263	467,032	(688,560)	1,922,735	347,573		(540,746)	1,729,562
Large Cap Growth	9,855,702	2,297,555	(3,405,472)	8,747,785	2,101,503	510,981	(2,823,394)	8,536,875
Partner Growth Stock	2,310,764	557,084	(845,951)	2,021,897	596,396		(532,780)	2,085,513
Large Cap Value	8,776,317	2,059,798	(3,110,126)	7,725,989	1,150,894		(2,035,848)	6,841,035
Large Cap Stock	11,063,716	2,433,824	(3,838,453)	9,659,087	555,661		(2,187,962)	8,537,767
Large Cap Index	6,402,725	1,534,583	(2,253,151)	5,684,157	1,443,252		(1,480,128)	5,647,281
Equity Income Plus	1,068,035	1,538,879	(379,573)	2,227,341	972,996		(732,962)	2,467,375
Balanced	4,529,502	1,099,111	(1,535,415)	4,093,198	782,584		(966,472)	3,909,310
High Yield	4,968,070	1,487,562	(1,650,517)	4,805,115	3,409,554		(1,218,331)	6,996,338
Diversified Income Plus	4,081,227	2,343,682	(1,414,096)	5,010,813	6,279,932	615,081	(1,762,293)	10,143,533
Income	8,581,735	2,481,582	(2,982,514)	8,080,803	5,257,008	684,783	(2,778,374)	11,244,220
Bond Index	7,286,717	2,910,888	(2,918,263)	7,279,342	3,345,697		(2,005,432)	8,619,607
Limited Maturity Bond	12,964,367	6,714,273	(6,248,692)	13,429,948	6,952,625		(5,470,260)	14,912,313
Mortgage Securities	1,906,403	662,400	(751,461)	1,817,342	732,862		(493,419)	2,056,785
Money Market	85,470,254	137,058,239	(126,172,856)	96,355,637	101,208,649		(107,244,715)	90,319,571

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(5) PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2012 were as follows:

Subaccount	Purchases	Sales
Aggressive Allocation	$74,875,626	$63,596,044
Moderately Aggressive Allocation	404,722,776	256,197,582
Moderate Allocation	1,154,228,762	322,259,522
Moderately Conservative Allocation	853,970,321	147,217,151
Partner Technology	4,577,465	4,477,089
Partner Healthcare	5,737,987	2,418,784
Natural Resources	9,353,306	4,427,264
Partner Emerging Markets Equity	7,664,691	4,226,825
Real Estate Securities	13,939,438	15,049,570
Partner Small Cap Growth	2,762,215	5,574,372
Partner Small Cap Value	5,613,190	11,348,380
Small Cap Stock	4,458,320	11,617,307
Small Cap Index	10,792,261	9,153,657
Mid Cap Growth	17,744,576	15,456,405
Partner Mid Cap Value	2,462,601	4,010,036
Mid Cap Stock	6,034,572	13,863,532
Mid Cap Index	11,334,901	8,710,934
Partner Worldwide Allocation	120,311,548	16,819,099
Partner Socially Responsible Stock	2,800,928	902,986
Partner All Cap Growth	2,813,006	3,383,987
Partner All Cap Value	1,357,099	2,024,909
Partner All Cap	3,989,284	7,465,150
Large Cap Growth	23,533,643	27,252,173
Partner Growth Stock	7,121,660	7,242,625
Large Cap Value	11,232,649	24,087,928
Large Cap Stock	9,486,730	24,565,587
Large Cap Index	15,424,475	17,111,149
Equity Income Plus	7,875,546	5,517,572
Balanced	11,739,321	12,606,774
High Yield	53,387,676	11,222,779
Diversified Income Plus	87,303,077	7,320,899
Income	66,048,343	18,093,749
Bond Index	38,641,903	19,055,229
Limited Maturity Bond	61,128,202	43,281,961
Mortgage Securities	9,263,995	5,406,444
Money Market	69,132,421	76,638,999

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2012, except as indicated in Note 1, follows:

Subaccount	2012	2011	2010	2009	2008

Aggressive Allocation
Units	28,536,780	28,717,384	27,870,960	26,703,212	24,106,950
Unit value	$12.79-$12.78	$12.24-$11.61	$12.89-$12.31	$11.09-$10.68	$8.61-$8.33
Net assets	$381,299,838	$346,218,073	$354,610,757	$293,024,815	$205,285,944
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.62%	1.30%	1.48%	4.48%	1.56%
Total return (c)	10.13-11.18%	(5.73)-(4.98)%	15.32-16.24%	28.16-29.19%	(38.42)-(37.86)%

Moderately Aggressive Allocation
Units	187,251,822	173,691,339	148,464,671	124,753,384	101,408,705
Unit value	$13.11-$9.54	$12.31-$11.55	$12.81-$12.16	$11.22-$10.76	$8.77-$8.46
Net assets	$2,330,779,395	$1,976,443,440	$1,781,520,249	$1,328,682,879	$855,473,557
Ratio of expenses to net assets (a)	0.95-2.50%	1.10-2.20%	1.10-2.20%	1.10-2.20%	1.10-2.20%
Investment income ratio (b)	1.18%	1.97%	2.28%	4.96%	2.06%
Total return (c)	10.06-11.79%	(4.97)-(3.92)%	12.73-14.17%	27.10-28.38%	(34.72)-(34.06)%

Moderate Allocation
Units	350,338,637	278,363,771	217,151,026	165,103,910	126,896,948
Unit value	$13.41-$12.87	$12.55-$11.78	$12.82-$12.17	$11.40-$10.93	$9.12-$8.79
Net assets	$4,349,774,078	$3,194,880,560	$2,590,110,747	$1,780,793,665	$1,112,079,688
Ratio of expenses to net assets (a)	0.95-2.20%	1.10-2.20%	1.10-2.20%	1.10-2.20%	1.10-2.20%
Investment income ratio (b)	1.55%	2.21%	2.52%	4.92%	2.48%
Total return (c)	9.28-10.66%	(3.18)-(2.11)%	11.47-12.44%	24.63-25.50%	(29.17)-(28.46)%

Moderately Conservative Allocation
Units	198,522,222	140,750,673	99,591,432	65,871,883	46,790,168
Unit value	$13.28-$12.61	$12.53-$11.76	$12.65-$12.00	$11.48-$11.00	$9.50-$9.16
Net assets	$2,506,839,049	$1,664,564,088	$1,201,070,391	$727,992,067	$431,622,144
Ratio of expenses to net assets (a)	0.95-2.20%	1.10-2.20%	1.10-2.20%	1.10-2.20%	1.10-2.20%
Investment income ratio (b)	1.57%	2.13%	2.39%	4.33%	2.71%
Total return (c)	7.20-8.55%	(1.98)-(.90)%	9.33-10.19%	20.41-21.19%	(22.19)-(21.40)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

Partner Technology
Units	1,548,753	1,499,166	1,507,182	1,520,353	1,489,577
Unit value	$12.07-$12.51	$15.15-$10.53	$17.57-$12.31	$14.22-$10.04	$9.18-$6.54
Net assets	$23,878,857	$19,664,303	$23,443,338	$19,575,224	$12,625,707
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	18.79-19.93%	(14.47)-(13.78)%	22.65-23.63%	53.64-54.87%	(49.64)-(48.50)%

Partner Healthcare
Units	1,361,915	1,108,293	989,535	767,156	488,047
Unit value	$13.68-$13.09	$11.38-$11.05	$11.96-$11.71	$10.88-$10.74	$8.89-$8.84
Net assets	$18,351,177	$12,528,102	$11,787,917	$8,339,596	$4,351,017
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.26%	0.00%	0.15%	0.01%	0.14%
Total return (c)	18.40-19.53%	(5.60)-(4.84)%	9.04-9.92%	21.50-22.48%	(11.62)-(11.08)%

Natural Resources
Units	3,002,707	2,716,159	2,044,658	1,626,571	653,050
Unit value	$7.74-$7.40	$8.02-$7.79	$9.30-$9.11	$8.09-$7.98	$5.69-$5.66
Net assets	$22,889,860	$21,663,668	$18,981,377	$13,122,699	$3,722,440
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.25%	0.07%	0.08%	0.00%	0.13%
Total return (c)	(4.98)-(4.07)%	(14.48)-(13.79)%	14.14-15.06%	41.02-42.15%	(43.41)-(43.07)%

Partner Emerging Markets Equity
Units	2,286,598	2,000,691	1,823,744	1,177,239	255,429
Unit value	$13.49-$12.90	$10.75-$10.44	$12.19-$11.93	$9.68-$9.55	$5.60-$5.57
Net assets	$30,351,005	$21,366,789	$22,136,378	$11,371,684	$1,441,917
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.54%	1.07%	0.00%	1.04%	1.14%
Total return (c)	23.59-24.78%	(12.50)-(11.80)%	24.94-25.94%	71.41-72.79%	(43.96)-(44.30)%

Real Estate Securities
Units	3,366,579	3,402,612	3,787,219	4,326,377	4,782,413
Unit value	$14.63-$14.79	$22.72-$12.83	$21.11-$12.01	$16.73-$9.60	$13.10-$7.58
Net assets	$70,706,061	$63,511,885	$67,281,509	$62,683,165	$54,826,804
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	3.66%	0.00%	2.75%	4.16%	6.29%
Total return (c)	15.32-16.42%	6.79-7.64%	25.16-26.17%	26.65-27.67%	(38.84)-(37.45)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

Partner Small Cap Growth
Units	1,294,513	1,441,799	1,487,273	1,486,229	1,457,403
Unit value	$12.68-$13.36	$18.01-$12.19	$18.94-$12.92	$14.86-$10.22	$11.15-$7.73
Net assets	$21,846,574	$22,161,101	$24,570,793	$19,721,674	$14,863,173
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.09%	0.01%
Total return (c)	9.57-10.63%	(5.65)-(4.90)%	26.44-27.46%	32.22-33.28%	(44.68)-(43.86)%

Partner Small Cap Value
Units	2,142,753	2,385,921	2,658,202	2,747,450	2,947,092
Unit value	$15.28-$15.67	$22.81-$13.97	$23.53-$14.53	$19.27-$11.99	$14.96-$9.38
Net assets	$45,446,994	$45,334,424	$52,599,139	$45,635,814	$38,906,170
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.66%	0.22%	0.99%	0.85%	1.23%
Total return (c)	12.20-13.28%	(3.83)-(3.06)%	21.13-22.11%	27.79-28.81%	(28.90)-(27.29)%

Small Cap Stock
Units	2,642,027	3,038,225	3,630,323	4,196,280	4,533,660
Unit value	$11.49-$11.79	$18.03-$10.98	$19.26-$11.82	$15.56-$9.63	$13.07-$8.15
Net assets	$44,761,636	$47,647,476	$61,201,265	$57,753,203	$52,765,794
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.00%	0.00%	0.04%	0.94%	1.02%
Total return (c)	7.35-8.38%	(7.09)-(6.35)%	22.74-23.72%	18.12-19.07%	(39.11)-(38.20)%

Small Cap Index
Units	2,296,256	2,332,558	2,662,814	2,986,103	3,471,496
Unit value	$14.00-$14.52	$20.74-$12.77	$20.86-$12.94	$16.76-$10.48	$13.52-$8.52
Net assets	$46,641,876	$42,409,000	$49,213,609	$45,132,551	$42,689,383
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.67%	0.85%	0.83%	2.00%	1.19%
Total return (c)	13.76-14.85%	(1.35)-(.56)%	23.51-24.50%	22.94-23.92%	(32.83)-(31.83)%

Mid Cap Growth
Units	4,006,256	3,823,747	4,083,371	4,182,098	4,288,220
Unit value	$15.69-$16.42	$21.48-$14.92	$22.96-$16.08	$17.98-$12.69	$12.05-$8.57
Net assets	$84,224,031	$72,937,727	$84,817,534	$69,635,123	$48,896,042
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.22%	0.33%	0.25%	0.02%	1.12%
Total return (c)	10.10-11.16%	(7.21)-(6.47)%	26.68-27.70%	48.10-49.29%	(42.62)-(40.40)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

Partner Mid Cap Value
Units	873,586	981,822	981,371	964,899	905,086
Unit value	$13.92-$14.14	$12.86-$12.19	$13.88-$13.26	$11.25-$10.84	$8.63-$8.35
Net assets	$12,936,256	$12,443,579	$13,436,419	$10,738,202	$7,713,867
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.81%	0.22%	0.84%	1.07%	1.62%
Total return (c)	16.03-17.15%	(8.09)-(7.35)%	22.38-23.36%	29.84-30.88%	(36.70)-(35.27)%

Mid Cap Stock
Units	3,138,759	3,534,782	4,084,229	4,635,789	5,085,748
Unit value	$13.19-$13.90	$19.12-$12.40	$20.63-$13.48	$16.61-$10.94	$12.07-$8.02
Net assets	$57,881,022	$57,980,890	$73,259,890	$67,854,527	$54,573,587
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.25%	0.05%	0.46%	0.58%	1.15%
Total return (c)	12.13-13.20%	(8.04)-(7.30)%	23.23-24.21%	36.48-37.58%	(42.26)-(41.41)%

Mid Cap Index
Units	2,425,208	2,456,214	2,806,381	3,172,440	3,698,109
Unit value	$14.76-$15.09	$20.35-$13.11	$21.04-$13.66	$16.90-$11.06	$12.50-$8.25
Net assets	$49,985,014	$44,630,514	$53,425,734	$49,408,651	$42,857,894
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.76%	0.82%	1.05%	1.94%	1.41%
Total return (c)	15.15-16.26%	(4.07)-(3.30)%	23.54-24.53%	34.12-35.20%	(37.91)-(36.99)%

Partner Worldwide Allocation
Units	16,201,447	3,503,129	3,316,117	2,419,546	1,245,979
Unit value	$9.07-$8.68	$7.68-$7.46	$8.83-$8.65	$7.87-$7.77	$6.05-$6.01
Net assets	$145,283,339	$26,733,498	$29,186,653	$19,002,163	$7,536,738
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	2.64%	2.05%	1.58%	2.01%	1.42%
Total return (c)	16.41-17.53%	(13.77)-(13.08)%	11.30-12.19%	29.19-30.23%	(39.87)-(39.50)%

Partner Socially Responsible Stock
Units	646,748	466,240	305,465	185,727	79,404
Unit value	$11.40-$10.90	$9.84-$9.55	$10.13-$9.92	$8.66-$8.54	$6.46-$6.42
Net assets	$7,543,395	$4,808,484	$3,160,774	$1,601,818	$511,733
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.02%	0.00%	0.14%	0.69%	0.55%
Total return (c)	14.12-15.21%	(3.66)-(2.89)%	16.09-17.02%	33.10-34.17%	(35.81)-(35.42)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

Partner All Cap Growth
Units	837,304	896,135	692,431	563,964	114,539
Unit value	$9.94-$9.51	$8.98-$8.72	$9.77-$9.57	$7.89-$7.78	$5.31-$5.28
Net assets	$8,245,515	$8,002,872	$6,728,764	$4,431,207	$606,361
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.00%	0.00%
Total return (c)	9.05-10.09%	(8.88)-(8.15)%	22.97-23.96%	47.49-48.67%	(47.25)-(46.93)%

Partner All Cap Value
Units	449,347	527,296	496,403	413,786	175,952
Unit value	$8.99-$8.60	$8.08-$7.84	$9.09-$8.90	$7.73-$7.63	$5.54-$5.51
Net assets	$3,974,811	$4,220,934	$4,484,477	$3,188,423	$972,675
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.67%	0.60%	0.00%	1.76%	2.56%
Total return (c)	9.63-10.68%	(11.85)-(11.14)%	16.62-17.56%	38.54-39.66%	(44.93)-(43.53)%

Partner All Cap
Units	1,729,562	1,922,735	2,144,263	2,412,278	2,666,623
Unit value	$12.98-$13.55	$16.75-$12.04	$17.80-$12.89	$15.47-$11.29	$12.17-$8.96
Net assets	$28,632,232	$28,216,145	$33,760,675	$33,320,688	$29,428,711
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.45%	0.63%	0.70%	1.34%	0.74%
Total return (c)	12.57-13.65%	(6.61)-(5.86)%	14.15-15.07%	26.07-27.08%	(44.36)-(43.10)%

Large Cap Growth
Units	8,536,875	8,747,785	9,855,702	11,024,088	12,784,234
Unit value	$12.49-$12.66	$14.18-$10.83	$15.13-$11.65	$13.82-$10.72	$9.88-$7.73
Net assets	$131,879,319	$115,277,407	$139,710,587	$143,841,558	$119,959,606
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.18%	0.55%	0.58%	0.75%	1.13%
Total return (c)	16.92-18.04%	(7.05)-(6.31)%	8.64-9.52%	38.74-39.85%	(43.48)-(42.64)%

Partner Growth Stock
Units	2,085,513	2,021,897	2,310,764	2,627,888	3,081,140
Unit value	$13.76-$13.73	$16.12-$11.79	$16.55-$12.20	$14.34-$10.66	$10.13-$7.59
Net assets	$35,345,396	$29,961,445	$35,424,111	$35,230,756	$29,219,209
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.00%	0.00%	0.02%	0.31%	0.80%
Total return (c)	16.41-17.53%	(3.33)-(2.56)%	14.43-15.35%	40.48-41.60%	(43.60)-(42.77)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

Large Cap Value
Units	6,841,035	7,725,989	8,776,317	9,769,465	10,951,199
Unit value	$12.47-$11.97	$15.10-$10.38	$15.75-$10.91	$14.14-$9.88	$11.81-$8.31
Net assets	$106,044,726	$103,590,260	$123,884,352	$125,340,341	$118,423,141
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.72%	0.02%	1.33%	1.83%	3.66%
Total return (c)	15.35-16.45%	(4.90)-(4.14)%	10.49-11.38%	18.83-19.78%	(36.00)-(35.05)%

Large Cap Stock
Units	8,537,767	9,659,087	11,063,716	12,819,340	14,848,721
Unit value	$11.32-$11.04	$12.54-$9.79	$13.29-$10.46	$12.12-$9.62	$9.61-$7.68
Net assets	$116,476,124	$116,169,199	$141,468,773	$150,141,385	$138,319,359
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.03%	0.01%	0.72%	0.96%	3.01%
Total return (c)	12.73-13.81%	(6.37)-(5.62)%	8.74-9.61%	25.19-26.19%	(39.27)-(38.37)%

Large Cap Index
Units	5,647,281	5,684,157	6,402,725	7,248,280	8,552,395
Unit value	$12.65-$12.23	$15.01-$10.79	$14.92-$10.81	$13.16-$9.61	$10.54-$7.76
Net assets	$88,464,113	$79,365,432	$89,478,558	$90,052,934	$85,294,773
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.68%	1.67%	1.88%	3.10%	2.34%
Total return (c)	13.35-14.44%	(0.20)-.60%	12.48-13.38%	23.83-24.82%	(38.72)-(37.81)%

Equity Income Plus
Units	2,467,375	2,227,341	1,068,035	255,739	145,767
Unit value	$10.08-$9.65	$8.95-$8.69	$9.27-$9.08	$8.07-$7.96	$6.99-$6.95
Net assets	$24,552,392	$19,830,108	$9,891,985	$2,075,210	$1,017,205
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.50%	0.28%	3.78%	2.44%	3.50%
Total return (c)	11.02-12.09%	(4.29)-(3.52)%	14.05-14.96%	14.48-15.40%	(30.48)-(30.10)%

Balanced
Units	3,909,310	4,093,198	4,529,502	5,039,419	5,986,006
Unit value	$13.53-$12.89	$14.92-$11.69	$14.48-$11.44	$12.92-$10.29	$10.73-$8.61
Net assets	$61,492,446	$58,429,889	$63,241,227	$63,247,144	$62,592,630
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	2.14%	2.26%	2.60%	4.37%	3.78%
Total return (c)	10.30-11.35%	2.22-3.04%	11.16-12.06%	19.47-20.43%	(27.94)-(26.87)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

High Yield
Units	6,996,338	4,805,115	4,968,070	5,146,598	5,146,961
Unit value	$17.01-$16.40	$21.59-$14.38	$20.85-$13.99	$18.40-$12.45	$12.97-$8.84
Net assets	$138,534,643	$87,987,515	$89,791,513	$84,034,999	$60,867,237
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	7.05%	7.76%	8.19%	9.10%	8.96%
Total return (c)	14.11-15.20%	2.73-3.56%	12.42-13.32%	40.79-41.92%	(23.06)-(21.92)%

Diversified Income Plus
Units	10,143,533	5,010,813	4,081,227	3,543,614	3,779,157
Unit value	$14.88-$14.33	$18.82-$12.76	$18.60-$12.71	$16.23-$11.18	$12.33-$8.56
Net assets	$165,819,914	$75,838,965	$63,627,117	$49,890,680	$41,050,675
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	3.30%	5.11%	4.91%	7.70%	6.64%
Total return (c)	12.33-13.40%	0.39-1.20%	13.67-14.58%	30.56-31.61%	(25.19)-(24.08)%

Income
Units	11,244,220	8,080,803	8,581,735	8,592,323	9,692,643
Unit value	$14.62-$13.66	$15.11-$12.54	$14.42-$12.07	$13.07-$11.02	$10.89-$9.26
Net assets	$170,727,405	$114,246,712	$116,743,381	$107,157,139	$101,522,013
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	3.80%	4.49%	5.03%	5.76%	5.71%
Total return (c)	8.89-9.94%	3.96-4.79%	9.45-10.33%	19.01-19.97	(13.10)-(11.82)%

Bond Index
Units	8,619,607	7,279,342	7,286,717	7,293,288	8,515,215
Unit value	$13.81-$12.86	$14.13-$12.49	$13.20-$11.76	$12.22-$10.97	$11.39-$10.31
Net assets	$120,207,122	$98,969,755	$93,157,588	$86,910,098	$95,134,556
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	2.01%	2.82%	3.11%	3.98%	4.88%
Total return (c)	2.97-3.96%	6.18-7.03%	7.18-8.04%	6.43-7.29%	(3.34)-(1.91)%

Limited Maturity Bond
Units	14,912,313	13,429,948	12,964,367	11,673,336	12,016,472
Unit value	$12.06-$11.29	$12.23-$11.03	$12.25-$11.14	$11.77-$10.79	$10.44-$9.64
Net assets	$180,377,461	$158,408,182	$154,258,130	$134,387,327	$123,483,696
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.64%	2.23%	3.24%	4.14%	4.56%
Total return (c)	2.35-3.33%	(1.00)-(0.20)%	3.27-4.10%	11.90-12.12%	(8.83)-(7.48)%

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(6) UNIT VALUES - continued

Subaccount	2012	2011	2010	2009	2008

Mortgage Securities
Units	2,056,785	1,817,342	1,906,403	1,912,347	2,383,507
Unit value	$13.79-$12.85	$13.60-$12.36	$13.16-$12.05	$11.87-$10.96	$10.62-$9.88
Net assets	$28,611,459	$24,251,532	$24,665,991	$22,399,534	$25,036,586
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	1.55%	2.88%	3.43%	3.56%	4.54%
Total return (c)	3.99-4.99%	2.56-3.38%	9.99-10.87%	10.90-11.79%	(7.38)-(6.00)%

Money Market
Units	90,319,571	96,355,637	85,470,254	118,742,288	187,051,158
Unit value	$1.07-$1.01	$1.08-$1.03	$1.09-$1.05	$1.11-$1.07	$1.12-$1.08
Net assets	$95,173,361	$102,679,859	$92,364,274	$129,912,576	$206,453,748
Ratio of expenses to net assets (a)	0.95-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%	1.10-1.90%
Investment income ratio (b)	0.00%	0.00%	0.00%	0.49%	2.85%
Total return (c)	(1.89)-(0.95)%	(1.88)-(1.09)%	(1.88)-(1.09)%	(1.46)-(0.67)%	1.01-1.93%

(a)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. The RPA fee is not included.

(b)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c)	These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation in Note 1 indicate the effective date of the investment option in the Variable Account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period. The total return is presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts.

(d)	The range of unit values and ratio of expense to net assets include death claim subaccounts in the data presented for 2012. The death claim subaccounts are not included in 2008-2011 information and therefore are not comparable.

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE

The company sells two different products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. In addition, both products offer the option of additional death benefit options. Differences in the fee structure result in 28 different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period

Flexible Premium Deferred Variable Annuity — 2002
Basic Death Benefits only — 1.10% Expense Ratio
Aggressive Allocation	1,624,425	$13.59	$22,081,006
Moderately Aggressive Allocation	5,570,572	13.74	76,546,526
Moderate Allocation	7,141,777	13.87	99,055,726
Moderately Conservative Allocation	3,884,550	13.58	52,769,499
Partner Technology	165,717	18.15	3,007,004
Partner Healthcare	61,230	13.59	831,914
Natural Resources	218,492	7.68	1,678,664
Partner Emerging Markets Equity	175,291	13.39	2,347,607
Real Estate Securities	430,033	26.41	11,357,313
Partner Small Cap Growth	174,112	19.89	3,463,980
Partner Small Cap Value	273,445	25.80	7,053,710
Small Cap Stock	339,283	19.52	6,621,332
Small Cap Index	364,248	23.79	8,664,520
Mid Cap Growth	577,289	23.84	13,762,616
Partner Mid Cap Value	60,972	15.04	916,977
Mid Cap Stock	347,347	21.61	7,507,755
Mid Cap Index	380,987	23.62	8,998,583
Partner Worldwide Allocation	2,651,364	9.01	23,889,019
Partner Socially Responsible Stock	19,209	11.32	217,426
Partner All Cap Growth	42,438	9.87	418,760
Partner All Cap Value	15,396	8.93	137,445
Partner All Cap	194,709	19.01	3,701,462
Large Cap Growth	1,489,435	16.71	24,890,524
Partner Growth Stock	314,268	18.92	5,945,806
Large Cap Value	1,018,842	17.56	17,887,002
Large Cap Stock	1,409,892	14.25	20,095,413
Large Cap Index	1,018,588	17.15	17,466,360
Equity Income Plus	133,443	10.01	1,336,137
Balanced	769,644	16.59	12,767,512
High Yield	639,305	24.84	15,878,405
Diversified Income Plus	473,777	21.31	10,096,367
Income	1,223,524	16.58	20,289,824
Bond Index	888,274	14.67	13,029,998
Limited Maturity Bond	1,484,529	12.62	18,729,783
Mortgage Securities	282,445	14.26	4,027,656
Money Market	6,166,008	1.07	6,597,986

			$544,067,617

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period

MADB — 1.20% Expense Ratio
Aggressive Allocation	3,790,490	$13.49	$51,130,261
Moderately Aggressive Allocation	13,405,332	13.64	182,796,170
Moderate Allocation	16,910,078	13.76	232,746,923
Moderately Conservative Allocation	7,537,321	13.48	101,607,230
Partner Technology	414,001	17.96	7,436,171
Partner Healthcare	171,767	13.52	2,322,867
Natural Resources	374,339	7.65	2,862,593
Partner Emerging Markets Equity	324,743	13.33	4,328,585
Real Estate Securities	994,863	26.16	26,021,459
Partner Small Cap Growth	331,314	19.69	6,524,360
Partner Small Cap Value	639,112	25.55	16,327,568
Small Cap Stock	1,022,018	19.32	19,743,556
Small Cap Index	797,999	23.55	18,790,212
Mid Cap Growth	1,299,151	23.60	30,658,383
Partner Mid Cap Value	124,027	14.92	1,851,001
Mid Cap Stock	1,053,120	21.40	22,532,539
Mid Cap Index	875,270	23.38	20,463,805
Partner Worldwide Allocation	6,196,953	8.97	55,574,501
Partner Socially Responsible Stock	31,499	11.27	354,881
Partner All Cap Growth	141,158	9.82	1,386,650
Partner All Cap Value	68,886	8.89	612,077
Partner All Cap	477,515	18.82	8,985,764
Large Cap Growth	3,104,556	16.54	51,356,065
Partner Growth Stock	709,220	18.73	13,282,298
Large Cap Value	2,429,339	17.39	42,238,584
Large Cap Stock	4,124,794	14.11	58,196,426
Large Cap Index	2,155,150	16.97	36,581,643
Equity Income Plus	383,783	9.97	3,824,813
Balanced	1,530,475	16.42	25,131,783
High Yield	1,351,378	24.59	33,224,184
Diversified Income Plus	1,253,072	21.09	26,432,848
Income	2,505,139	16.42	41,122,415
Bond Index	2,262,245	14.52	32,848,738
Limited Maturity Bond	3,834,663	12.49	47,891,064
Mortgage Securities	666,758	14.12	9,416,385
Money Market	15,652,374	1.06	16,586,761

			$1,253,191,563

PADB — 1.35% Expense Ratio
Aggressive Allocation	45,719	$13.33	$609,649
Moderately Aggressive Allocation	240,686	13.48	3,244,417
Moderate Allocation	387,365	13.61	5,270,541
Moderately Conservative Allocation	204,237	13.33	2,721,698

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Partner Technology	5,977	$17.69	$105,732
Partner Healthcare	14,264	13.43	191,553
Natural Resources	21,180	7.59	160,836
Partner Emerging Markets Equity	2,375	13.24	31,436
Real Estate Securities	23,702	25.78	611,009
Partner Small Cap Growth	9,912	19.39	192,228
Partner Small Cap Value	27,062	25.18	681,400
Small Cap Stock	31,507	19.03	599,430
Small Cap Index	15,723	23.19	364,624
Mid Cap Growth	31,250	23.24	726,298
Partner Mid Cap Value	10,349	14.75	152,685
Mid Cap Stock	26,411	21.07	556,539
Mid Cap Index	23,054	23.03	530,838
Partner Worldwide Allocation	157,879	8.91	1,405,971
Partner Socially Responsible Stock	88	11.19	980
Partner All Cap Growth	2,096	9.75	20,446
Partner All Cap Value	357	8.82	3,146
Partner All Cap	8,599	18.53	159,370
Large Cap Growth	87,172	16.29	1,420,002
Partner Growth Stock	13,922	18.44	256,786
Large Cap Value	77,272	17.14	1,324,120
Large Cap Stock	86,037	13.90	1,195,488
Large Cap Index	45,165	16.72	755,026
Equity Income Plus	3,317	9.90	32,826
Balanced	61,051	16.17	987,333
High Yield	36,462	24.21	882,871
Diversified Income Plus	32,308	20.77	671,199
Income	118,348	16.17	1,913,284
Bond Index	40,855	14.30	584,248
Limited Maturity Bond	114,257	12.30	1,405,331
Mortgage Securities	15,638	13.92	217,673
Money Market	352,744	1.04	368,432

			$30,355,445

EADB — 1.30% Expense Ratio
Aggressive Allocation	24,906	$13.39	$333,393
Moderately Aggressive Allocation	81,420	13.53	1,101,750
Moderate Allocation	176,014	13.66	2,404,091
Moderately Conservative Allocation	117,689	13.38	1,574,380
Partner Technology	1,278	17.78	22,723
Partner Healthcare	158	13.46	2,131
Natural Resources	6,845	7.61	52,103
Partner Emerging Markets Equity	675	13.27	8,961
Real Estate Securities	15,756	25.90	408,146
Partner Small Cap Growth	6,648	19.49	129,582

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Partner Small Cap Value	3,802	$25.30	$96,189
Small Cap Stock	9,831	19.12	187,985
Small Cap Index	6,132	23.31	142,937
Mid Cap Growth	14,397	23.36	336,304
Partner Mid Cap Value	413	14.81	6,114
Mid Cap Stock	9,813	21.18	207,833
Mid Cap Index	4,236	23.14	98,024
Partner Worldwide Allocation	43,549	8.93	388,726
Partner Socially Responsible Stock	—	11.21	—
Partner All Cap Growth	—	9.78	—
Partner All Cap Value	—	8.84	—
Partner All Cap	3,696	18.63	68,838
Large Cap Growth	38,653	16.37	632,933
Partner Growth Stock	4,536	18.54	84,088
Large Cap Value	23,232	17.22	400,035
Large Cap Stock	31,556	13.97	440,711
Large Cap Index	8,492	16.80	142,692
Equity Income Plus	169	9.92	1,679
Balanced	25,142	16.25	408,681
High Yield	29,474	24.34	717,308
Diversified Income Plus	16,943	20.88	353,784
Income	41,364	16.25	672,135
Bond Index	42,157	14.37	605,943
Limited Maturity Bond	35,145	12.36	434,480
Mortgage Securities	10,627	13.99	148,642
Money Market	32,393	1.05	34,034

			$12,647,355

MADB & PADB — 1.40% Expense Ratio
Aggressive Allocation	358,783	$13.28	$4,765,871
Moderately Aggressive Allocation	1,243,097	13.43	16,692,563
Moderate Allocation	1,833,296	13.55	24,848,464
Moderately Conservative Allocation	768,937	13.28	10,207,701
Partner Technology	28,481	17.60	501,251
Partner Healthcare	8,991	13.40	120,458
Natural Resources	25,789	7.58	195,370
Partner Emerging Markets Equity	18,285	13.21	241,451
Real Estate Securities	87,195	25.65	2,236,254
Partner Small Cap Growth	32,520	19.30	627,500
Partner Small Cap Value	52,688	25.06	1,319,683
Small Cap Stock	79,970	18.93	1,513,734
Small Cap Index	71,933	23.07	1,658,636
Mid Cap Growth	116,508	23.12	2,694,063
Partner Mid Cap Value	10,747	14.70	157,951
Mid Cap Stock	76,984	20.96	1,613,954

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Mid Cap Index	71,969	$22.91	$1,647,757
Partner Worldwide Allocation	446,379	8.88	3,965,879
Partner Socially Responsible Stock	5,656	11.16	63,131
Partner All Cap Growth	4,900	9.73	47,685
Partner All Cap Value	4,812	8.80	42,357
Partner All Cap	54,118	18.44	997,869
Large Cap Growth	246,623	16.21	3,997,469
Partner Growth Stock	55,126	18.35	1,010,813
Large Cap Value	166,210	17.05	2,834,369
Large Cap Stock	320,206	13.82	4,423,806
Large Cap Index	183,245	16.63	3,047,742
Equity Income Plus	18,636	9.87	184,003
Balanced	143,522	16.09	2,308,407
High Yield	105,351	24.09	2,536,765
Diversified Income Plus	124,286	20.67	2,568,215
Income	192,960	16.08	3,101,790
Bond Index	216,021	14.23	3,071,173
Limited Maturity Bond	273,540	12.24	3,347,303
Mortgage Securities	60,177	13.85	833,108
Money Market	1,326,075	1.04	1,378,314

			110,802,859

MADB & EADB — 1.35% Expense Ratio
Aggressive Allocation	92,772	$13.33	$1,237,080
Moderately Aggressive Allocation	314,373	13.48	4,237,709
Moderate Allocation	467,205	13.61	6,356,857
Moderately Conservative Allocation	219,247	13.33	2,921,723
Partner Technology	25,452	17.69	450,237
Partner Healthcare	6,840	13.43	91,851
Natural Resources	6,981	7.59	53,011
Partner Emerging Markets Equity	10,714	13.24	141,812
Real Estate Securities	31,438	25.78	810,425
Partner Small Cap Growth	26,954	19.39	522,747
Partner Small Cap Value	26,520	25.18	667,748
Small Cap Stock	37,781	19.03	718,801
Small Cap Index	19,517	23.19	452,605
Mid Cap Growth	74,490	23.24	1,731,255
Partner Mid Cap Value	6,390	14.75	94,265
Mid Cap Stock	34,275	21.07	722,245
Mid Cap Index	23,145	23.03	532,932
Partner Worldwide Allocation	202,699	8.91	1,805,102
Partner Socially Responsible Stock	804	11.19	8,990
Partner All Cap Growth	3,155	9.75	30,773
Partner All Cap Value	3,471	8.82	30,625
Partner All Cap	29,956	18.53	555,174

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Large Cap Growth	187,658	$16.29	$3,057,268
Partner Growth Stock	29,244	18.44	539,382
Large Cap Value	93,906	17.14	1,609,153
Large Cap Stock	138,700	13.90	1,927,250
Large Cap Index	96,713	16.72	1,616,732
Equity Income Plus	5,918	9.90	58,567
Balanced	52,535	16.17	849,599
High Yield	40,413	24.21	978,524
Diversified Income Plus	55,429	20.77	1,151,531
Income	106,929	16.17	1,728,685
Bond Index	75,284	14.30	1,076,595
Limited Maturity Bond	103,057	12.30	1,267,589
Mortgage Securities	26,143	13.92	363,885
Money Market	920,885	1.04	961,748

			$41,360,475

PADB & EADB — 1.50% Expense Ratio
Aggressive Allocation	2,986	$13.18	$39,365
Moderately Aggressive Allocation	42,233	13.33	562,773
Moderate Allocation	105,693	13.45	1,421,596
Moderately Conservative Allocation	48,046	13.17	632,934
Partner Technology	1,369	17.42	23,852
Partner Healthcare	433	13.33	5,774
Natural Resources	1,544	7.54	11,646
Partner Emerging Markets Equity	253	13.14	3,325
Real Estate Securities	3,904	25.41	99,200
Partner Small Cap Growth	589	19.10	11,246
Partner Small Cap Value	2,929	24.82	72,691
Small Cap Stock	10,694	18.74	200,381
Small Cap Index	3,373	22.84	77,040
Mid Cap Growth	3,997	22.89	91,498
Partner Mid Cap Value	79	14.58	1,156
Mid Cap Stock	9,871	20.75	204,853
Mid Cap Index	1,366	22.68	30,984
Partner Worldwide Allocation	23,279	8.84	205,860
Partner Socially Responsible Stock	—	11.11	—
Partner All Cap Growth	427	9.69	4,140
Partner All Cap Value	111	8.76	972
Partner All Cap	2,012	18.25	36,715
Large Cap Growth	13,996	16.04	224,567
Partner Growth Stock	4,682	18.16	85,047
Large Cap Value	8,109	16.89	136,954
Large Cap Stock	25,329	13.68	346,622
Large Cap Index	8,671	16.46	142,754
Equity Income Plus	2,015	9.83	19,803

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Balanced	7,317	$15.93	$116,542
High Yield	4,645	23.85	110,777
Diversified Income Plus	5,070	20.46	103,724
Income	10,755	15.92	171,235
Bond Index	13,775	14.08	194,013
Limited Maturity Bond	15,657	12.11	189,660
Mortgage Securities	3,490	13.72	47,881
Money Market	33,011	1.03	33,989

			$5,661,569

MADB, PADB & EADB — 1.55% Expense Ratio
Aggressive Allocation	797,200	$13.13	$10,468,226
Moderately Aggressive Allocation	2,002,034	13.27	26,575,762
Moderate Allocation	2,468,826	13.40	33,079,148
Moderately Conservative Allocation	1,355,888	13.12	17,793,351
Partner Technology	90,143	17.33	1,562,435
Partner Healthcare	17,987	13.30	239,302
Natural Resources	43,529	7.52	327,459
Partner Emerging Markets Equity	31,334	13.11	410,885
Real Estate Securities	145,795	25.28	3,686,332
Partner Small Cap Growth	66,240	19.00	1,258,520
Partner Small Cap Value	94,010	24.70	2,321,683
Small Cap Stock	213,991	18.64	3,989,232
Small Cap Index	122,927	22.72	2,793,240
Mid Cap Growth	252,172	22.77	5,742,813
Partner Mid Cap Value	19,752	14.53	286,966
Mid Cap Stock	219,307	20.65	4,528,098
Mid Cap Index	149,571	22.56	3,374,605
Partner Worldwide Allocation	847,775	8.82	7,479,436
Partner Socially Responsible Stock	3,031	11.08	33,591
Partner All Cap Growth	8,877	9.66	85,783
Partner All Cap Value	2,365	8.74	20,676
Partner All Cap	89,665	18.16	1,628,249
Large Cap Growth	430,243	15.96	6,867,789
Partner Growth Stock	113,606	18.07	2,053,171
Large Cap Value	319,807	16.81	5,374,919
Large Cap Stock	878,016	13.62	11,954,309
Large Cap Index	287,081	16.38	4,702,404
Equity Income Plus	26,670	9.80	261,477
Balanced	355,319	15.85	5,630,532
High Yield	197,923	23.73	4,695,815
Diversified Income Plus	248,669	20.36	5,062,031
Income	378,351	15.84	5,993,462
Bond Index	368,026	14.01	5,156,932
Limited Maturity Bond	525,045	12.05	6,327,808

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Mortgage Securities	91,996	$13.65	$1,255,947
Money Market	1,850,153	1.02	1,895,454

			$194,917,842

Basic Death Benefits & RPA — 1.60% Expense Ratio
Moderately Conservative Allocation	28,142	$10.72	$301,800

			$301,800

Basic Death Benefits & RPA — 1.85% Expense Ratio
Moderately Aggressive Allocation	519,217	$13.10	$6,803,026
Moderate Allocation	1,949,616	13.23	25,784,131
Moderately Conservative Allocation	1,337,374	12.95	17,323,140

			$49,910,297

MADB & RPA — 1.70% Expense Ratio
Moderately Conservative Allocation	184,105	$10.71	$1,972,471

			$1,972,471

MADB & RPA — 1.95% Expense Ratio
Moderately Aggressive Allocation	1,228,307	$13.00	$15,970,722
Moderate Allocation	3,692,947	13.12	48,466,442
Moderately Conservative Allocation	2,898,066	12.85	37,251,739

			$101,688,903

Flexible Premium Deferred Variable Annuity — 2005
Years 1-7 Basic Death Benefit only — 1.25% Expense Ratio
Aggressive Allocation	8,354,291	$13.44	$112,259,881
Moderately Aggressive Allocation	33,851,795	13.58	459,784,242
Moderate Allocation	45,246,198	13.71	620,372,199
Moderately Conservative Allocation	25,510,091	13.43	342,572,293
Partner Technology	377,742	13.15	4,968,306
Partner Healthcare	488,769	13.49	6,594,352
Natural Resources	1,179,854	7.63	9,001,356
Partner Emerging Markets Equity	849,087	13.30	11,291,274
Real Estate Securities	589,842	15.55	9,170,418
Partner Small Cap Growth	347,184	14.04	4,874,087
Partner Small Cap Value	441,040	16.48	7,266,862
Small Cap Stock	228,254	12.39	2,828,613
Small Cap Index	390,785	15.27	5,966,275
Mid Cap Growth	665,566	17.26	11,489,651
Partner Mid Cap Value	245,268	14.87	3,646,389
Mid Cap Stock	482,011	14.61	7,044,008
Mid Cap Index	382,907	15.87	6,075,478
Partner Worldwide Allocation	2,300,135	8.95	20,579,554
Partner Socially Responsible Stock	326,420	11.24	3,668,967

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Partner All Cap Growth	281,630	$9.80	$2,760,089
Partner All Cap Value	135,806	8.86	1,203,862
Partner All Cap	345,764	14.25	4,925,732
Large Cap Growth	1,219,927	13.31	16,234,733
Partner Growth Stock	341,762	14.43	4,931,445
Large Cap Value	1,062,930	12.59	13,377,469
Large Cap Stock	436,263	11.60	5,062,434
Large Cap Index	807,821	12.85	10,382,492
Equity Income Plus	955,837	9.94	9,503,695
Balanced	327,194	13.55	4,434,714
High Yield	2,197,228	17.24	37,885,538
Diversified Income Plus	3,778,584	15.06	56,919,232
Income	3,252,168	14.36	46,692,889
Bond Index	2,167,144	13.52	29,292,783
Limited Maturity Bond	4,182,585	11.87	49,644,669
Mortgage Securities	429,461	13.51	5,801,871
Money Market	30,235,152	1.06	31,985,301

			$1,980,493,153

Years 1-7 MADB — 1.45% Expense Ratio
Aggressive Allocation	9,827,061	$13.23	$130,036,784
Moderately Aggressive Allocation	37,081,836	13.38	496,034,365
Moderate Allocation	46,756,661	13.50	631,331,514
Moderately Conservative Allocation	21,716,604	13.22	287,184,909
Partner Technology	304,843	12.95	3,948,355
Partner Healthcare	470,004	13.37	6,282,174
Natural Resources	905,050	7.56	6,840,492
Partner Emerging Markets Equity	652,895	13.17	8,601,469
Real Estate Securities	616,676	15.31	9,441,988
Partner Small Cap Growth	210,625	13.82	2,911,859
Partner Small Cap Value	342,736	16.23	5,561,050
Small Cap Stock	359,107	12.20	4,382,226
Small Cap Index	309,458	15.03	4,652,467
Mid Cap Growth	629,943	17.00	10,708,874
Partner Mid Cap Value	230,119	14.64	3,369,013
Mid Cap Stock	455,567	14.39	6,556,087
Mid Cap Index	306,187	15.62	4,784,171
Partner Worldwide Allocation	1,846,228	8.86	16,364,598
Partner Socially Responsible Stock	225,563	11.14	2,511,731
Partner All Cap Growth	247,195	9.71	2,400,066
Partner All Cap Value	150,878	8.78	1,325,010
Partner All Cap	287,959	14.03	4,039,710
Large Cap Growth	887,625	13.11	11,632,383
Partner Growth Stock	293,539	14.21	4,171,045
Large Cap Value	879,568	12.39	10,901,015

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Large Cap Stock	485,398	$11.43	$5,546,751
Large Cap Index	588,485	12.66	7,448,188
Equity Income Plus	756,007	9.85	7,446,864
Balanced	320,203	13.35	4,273,804
High Yield	1,792,956	16.98	30,443,799
Diversified Income Plus	3,210,694	14.83	47,627,664
Income	2,351,247	14.14	33,253,188
Bond Index	1,839,705	13.31	24,502,338
Limited Maturity Bond	3,124,129	11.69	36,495,942
Mortgage Securities	326,157	13.30	4,339,122
Money Market	26,805,458	1.04	27,908,103

			$1,905,259,118

Years 1-7 PADB — 1.65% Expense Ratio
Aggressive Allocation	193,665	$13.03	$2,523,605
Moderately Aggressive Allocation	462,952	13.17	6,098,382
Moderate Allocation	662,015	13.30	8,802,302
Moderately Conservative Allocation	470,088	13.02	6,121,780
Partner Technology	1,291	12.75	16,466
Partner Healthcare	4,436	13.24	58,739
Natural Resources	10,633	7.49	79,614
Partner Emerging Markets Equity	4,770	13.05	62,261
Real Estate Securities	10,746	15.08	162,009
Partner Small Cap Growth	1,051	13.61	14,303
Partner Small Cap Value	3,752	15.98	59,952
Small Cap Stock	9,234	12.02	110,966
Small Cap Index	3,124	14.80	46,252
Mid Cap Growth	4,549	16.74	76,157
Partner Mid Cap Value	3,375	14.42	48,665
Mid Cap Stock	10,490	14.17	148,660
Mid Cap Index	1,628	15.39	25,053
Partner Worldwide Allocation	26,228	8.78	230,315
Partner Socially Responsible Stock	711	11.03	7,840
Partner All Cap Growth	2,893	9.62	27,826
Partner All Cap Value	—	8.70	—
Partner All Cap	7,643	13.81	105,582
Large Cap Growth	20,559	12.91	265,316
Partner Growth Stock	3,212	13.99	44,942
Large Cap Value	17,574	12.20	214,484
Large Cap Stock	13,922	11.25	156,663
Large Cap Index	3,400	12.46	42,378
Equity Income Plus	9,286	9.76	90,622
Balanced	32,110	13.14	422,047
High Yield	35,954	16.72	601,176
Diversified Income Plus	88,681	14.61	1,295,444

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Income	90,032	$13.92	$1,253,537
Bond Index	34,113	13.11	447,150
Limited Maturity Bond	18,659	11.51	214,774
Mortgage Securities	1,271	13.10	16,647
Money Market	562,744	1.03	577,302

			$30,469,211

Years 1-7 EADB — 1.50% Expense Ratio
Aggressive Allocation	46,534	$13.18	$613,399
Moderately Aggressive Allocation	378,990	13.33	5,050,222
Moderate Allocation	417,162	13.45	5,610,946
Moderately Conservative Allocation	122,696	13.17	1,616,335
Partner Technology	8,552	12.90	110,336
Partner Healthcare	1,791	13.33	23,878
Natural Resources	11,805	7.54	89,017
Partner Emerging Markets Equity	9,218	13.14	121,164
Real Estate Securities	11,296	15.25	172,277
Partner Small Cap Growth	3,315	13.77	45,651
Partner Small Cap Value	7,901	16.16	127,707
Small Cap Stock	4,678	12.16	56,864
Small Cap Index	1,231	14.98	18,429
Mid Cap Growth	12,588	16.93	213,168
Partner Mid Cap Value	740	14.58	10,787
Mid Cap Stock	1,775	14.34	25,447
Mid Cap Index	1,589	15.56	24,730
Partner Worldwide Allocation	18,376	8.84	162,501
Partner Socially Responsible Stock	—	11.11	—
Partner All Cap Growth	4,714	9.69	45,658
Partner All Cap Value	1,664	8.76	14,580
Partner All Cap	8,332	13.97	116,444
Large Cap Growth	16,109	13.05	210,300
Partner Growth Stock	440	14.16	6,225
Large Cap Value	14,745	12.35	182,038
Large Cap Stock	503	11.38	5,726
Large Cap Index	12,479	12.61	157,332
Equity Income Plus	1,383	9.83	13,594
Balanced	1,541	13.30	20,495
High Yield	7,591	16.91	128,391
Diversified Income Plus	89,248	14.78	1,318,833
Income	17,222	14.08	242,560
Bond Index	29,756	13.26	394,556
Limited Maturity Bond	55,474	11.64	645,926
Mortgage Securities	13,677	13.25	181,260
Money Market	96,724	1.04	100,392

			$17,877,168

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period

Years 1-7 MADB & PADB — 1.75% Expense Ratio
Aggressive Allocation	533,296	$12.93	$6,896,079
Moderately Aggressive Allocation	1,258,862	13.07	16,455,878
Moderate Allocation	2,702,530	13.19	35,658,543
Moderately Conservative Allocation	1,081,483	12.92	13,976,000
Partner Technology	15,397	12.66	194,883
Partner Healthcare	16,865	13.18	222,277
Natural Resources	19,664	7.45	146,552
Partner Emerging Markets Equity	15,994	12.99	207,780
Real Estate Securities	24,758	14.96	370,412
Partner Small Cap Growth	8,612	13.51	116,345
Partner Small Cap Value	8,154	15.86	129,281
Small Cap Stock	19,830	11.93	236,470
Small Cap Index	8,214	14.69	120,671
Mid Cap Growth	18,480	16.61	306,998
Partner Mid Cap Value	4,495	14.31	64,306
Mid Cap Stock	21,343	14.06	300,152
Mid Cap Index	6,675	15.27	101,925
Partner Worldwide Allocation	59,837	8.74	522,991
Partner Socially Responsible Stock	14,003	10.98	153,757
Partner All Cap Growth	13,565	9.57	129,870
Partner All Cap Value	10,491	8.66	90,845
Partner All Cap	12,951	13.71	177,543
Large Cap Growth	42,499	12.81	544,257
Partner Growth Stock	12,506	13.89	173,662
Large Cap Value	27,327	12.11	330,958
Large Cap Stock	21,535	11.17	240,481
Large Cap Index	15,045	12.37	186,085
Equity Income Plus	35,633	9.71	346,108
Balanced	3,634	13.04	47,396
High Yield	72,843	16.59	1,208,681
Diversified Income Plus	128,371	14.50	1,860,893
Income	172,461	13.82	2,382,846
Bond Index	33,138	13.01	431,047
Limited Maturity Bond	117,327	11.42	1,340,142
Mortgage Securities	17,920	13.00	232,972
Money Market	426,997	1.02	433,325

			$86,338,411

Years 1-7 MADB & EADB — 1.60% Expense Ratio
Aggressive Allocation	98,884	$13.08	$1,293,499
Moderately Aggressive Allocation	692,099	13.22	9,151,976
Moderate Allocation	799,199	13.35	10,667,220
Moderately Conservative Allocation	236,996	13.07	3,098,194

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Partner Technology	9,961	$12.80	$127,543
Partner Healthcare	4,409	13.27	58,518
Natural Resources	12,462	7.51	93,532
Partner Emerging Markets Equity	19,017	13.08	248,781
Real Estate Securities	22,407	15.13	339,127
Partner Small Cap Growth	2,917	13.67	39,862
Partner Small Cap Value	23,699	16.04	380,117
Small Cap Stock	8,038	12.06	96,968
Small Cap Index	3,085	14.86	45,845
Mid Cap Growth	30,922	16.80	519,641
Partner Mid Cap Value	2,343	14.47	33,902
Mid Cap Stock	11,767	14.23	167,395
Mid Cap Index	5,226	15.45	80,726
Partner Worldwide Allocation	43,384	8.80	381,856
Partner Socially Responsible Stock	197	11.06	2,182
Partner All Cap Growth	4,076	9.64	39,299
Partner All Cap Value	1,093	8.72	9,530
Partner All Cap	4,793	13.87	66,475
Large Cap Growth	56,753	12.95	735,232
Partner Growth Stock	11,406	14.05	160,221
Large Cap Value	36,082	12.25	442,063
Large Cap Stock	21,966	11.30	248,134
Large Cap Index	3,458	12.51	43,261
Equity Income Plus	1,565	9.78	15,308
Balanced	5,252	13.19	69,303
High Yield	20,764	16.79	348,530
Diversified Income Plus	60,254	14.66	883,580
Income	82,389	13.98	1,151,532
Bond Index	44,669	13.16	587,772
Limited Maturity Bond	18,452	11.55	213,211
Mortgage Securities	1,703	13.15	22,394
Money Market	462,916	1.03	476,778

			$32,339,507

Years 1-7 PADB & EADB — 1.80% Expense Ratio
Aggressive Allocation	9,817	$12.88	$126,453
Moderately Aggressive Allocation	79,643	13.02	1,037,105
Moderate Allocation	28,601	13.14	375,931
Moderately Conservative Allocation	34,106	12.87	439,062
Partner Technology	388	12.61	4,896
Partner Healthcare	639	13.15	8,399
Natural Resources	2,219	7.44	16,503
Partner Emerging Markets Equity	415	12.96	5,375
Real Estate Securities	2,159	14.90	32,171
Partner Small Cap Growth	511	13.46	6,876

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Partner Small Cap Value	634	$15.80	$10,019
Small Cap Stock	730	11.88	8,671
Small Cap Index	—	14.64	—
Mid Cap Growth	—	16.55	—
Partner Mid Cap Value	142	14.25	2,029
Mid Cap Stock	560	14.01	7,846
Mid Cap Index	795	15.21	12,096
Partner Worldwide Allocation	3,487	8.72	30,410
Partner Socially Responsible Stock	676	10.95	7,404
Partner All Cap Growth	261	9.55	2,495
Partner All Cap Value	49	8.64	425
Partner All Cap	15	13.66	209
Large Cap Growth	8,057	12.76	102,791
Partner Growth Stock	—	13.83	—
Large Cap Value	1,610	12.06	19,430
Large Cap Stock	1,166	11.12	12,968
Large Cap Index	—	12.32	—
Equity Income Plus	675	9.69	6,542
Balanced	—	12.99	—
High Yield	3,885	16.53	64,217
Diversified Income Plus	2,811	14.44	40,592
Income	14,032	13.76	193,133
Bond Index	2,916	12.96	37,781
Limited Maturity Bond	323	11.38	3,674
Mortgage Securities	253	12.95	3,283
Money Market	21,613	1.01	21,920

			$2,640,706

Years 1-7 MADB, PADB & EADB — 1.90% Expense Ratio
Aggressive Allocation	828,638	$12.78	$10,592,689
Moderately Aggressive Allocation	2,169,858	12.92	28,040,271
Moderate Allocation	2,984,649	13.04	38,930,966
Moderately Conservative Allocation	1,270,649	12.78	16,233,000
Partner Technology	14,241	12.51	178,184
Partner Healthcare	38,066	13.09	498,221
Natural Resources	50,507	7.40	373,795
Partner Emerging Markets Equity	74,133	12.90	955,290
Real Estate Securities	54,787	14.79	810,314
Partner Small Cap Growth	12,826	13.36	171,291
Partner Small Cap Value	35,799	15.67	561,136
Small Cap Stock	27,614	11.79	325,538
Small Cap Index	23,319	14.52	338,682
Mid Cap Growth	103,133	16.42	1,693,128
Partner Mid Cap Value	85,054	14.14	1,202,945
Mid Cap Stock	79,190	13.90	1,100,934

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Mid Cap Index	53,207	$15.09	$803,119
Partner Worldwide Allocation	257,407	8.68	2,234,125
Partner Socially Responsible Stock	8,907	10.90	97,122
Partner All Cap Growth	34,299	9.51	326,082
Partner All Cap Value	17,707	8.60	152,269
Partner All Cap	58,621	13.55	794,462
Large Cap Growth	108,085	12.66	1,368,373
Partner Growth Stock	49,931	13.73	685,409
Large Cap Value	115,252	11.97	1,379,884
Large Cap Stock	105,458	11.04	1,164,177
Large Cap Index	72,407	12.23	885,311
Equity Income Plus	48,175	9.65	464,658
Balanced	88,517	12.89	1,141,133
High Yield	83,721	16.40	1,373,279
Diversified Income Plus	189,751	14.33	2,719,243
Income	82,533	13.66	1,127,442
Bond Index	90,411	12.86	1,162,603
Limited Maturity Bond	161,216	11.29	1,820,417
Mortgage Securities	14,650	12.85	188,293
Money Market	1,385,590	1.01	1,395,939

			$123,289,724

Years 1-7 Basic Death Benefit & RPA — 1.75% Expense Ratio
Moderately Conservative Allocation	3,027,457	$10.71	$32,419,849

			$32,419,849

Years 1-7 Basic Death Benefit & RPA — 2.00% Expense Ratio
Moderately Aggressive Allocation	22,934,106	$12.95	$297,051,172
Moderate Allocation	60,028,717	13.07	784,800,797
Moderately Conservative Allocation	57,661,112	12.80	738,448,798

			$1,820,300,767

Years 1-7 MADB & RPA — 1.95% Expense Ratio
Moderately Conservative Allocation	1,498,416	$10.69	$16,014,591

			$16,014,591

Years 1-7 MADB & RPA — 2.20% Expense Ratio
Moderately Aggressive Allocation	10,740,868	$12.75	$136,998,853
Moderate Allocation	30,354,011	12.87	390,791,099
Moderately Conservative Allocation	26,678,968	12.61	336,523,092

			$864,313,044

Years 8+ Basic Death Benefits — 1.00% Expense Ratio
Aggressive Allocation	673,726	$13.70	$9,228,669
Moderately Aggressive Allocation	2,381,623	13.85	32,978,725
Moderate Allocation	3,003,488	13.98	41,979,302

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Moderately Conservative Allocation	1,390,026	$13.69	$19,028,349
Partner Technology	26,125	13.41	350,273
Partner Healthcare	22,071	13.65	301,280
Natural Resources	30,969	7.72	239,052
Partner Emerging Markets Equity	42,628	13.45	573,537
Real Estate Securities	77,207	15.85	1,223,638
Partner Small Cap Growth	26,631	14.31	381,123
Partner Small Cap Value	52,067	16.80	874,516
Small Cap Stock	66,650	12.63	841,954
Small Cap Index	61,714	15.56	960,453
Mid Cap Growth	54,835	17.60	964,975
Partner Mid Cap Value	17,611	15.16	266,893
Mid Cap Stock	91,138	14.90	1,357,700
Mid Cap Index	42,754	16.17	691,522
Partner Worldwide Allocation	366,949	9.05	3,321,734
Partner Socially Responsible Stock	6,067	11.37	68,990
Partner All Cap Growth	10,186	9.92	101,005
Partner All Cap Value	7,803	8.97	69,980
Partner All Cap	37,015	14.52	537,532
Large Cap Growth	203,261	13.57	2,757,443
Partner Growth Stock	49,255	14.71	724,495
Large Cap Value	192,039	12.83	2,463,765
Large Cap Stock	121,958	11.83	1,442,655
Large Cap Index	137,969	13.10	1,807,620
Equity Income Plus	25,620	10.06	257,732
Balanced	67,718	13.82	935,625
High Yield	125,996	17.58	2,214,574
Diversified Income Plus	145,321	15.36	2,231,483
Income	219,282	14.64	3,209,350
Bond Index	138,615	13.78	1,909,929
Limited Maturity Bond	350,299	12.10	4,238,426
Mortgage Securities	34,419	13.77	474,002
Money Market	1,565,953	1.08	1,688,681

			$142,696,982

Years 8+ Maximum Anniversary Death Benefit (Option A) — 1.20% Expense Ratio
Aggressive Allocation	1,067,838	$13.49	$14,404,164
Moderately Aggressive Allocation	3,902,519	13.64	53,215,081
Moderate Allocation	5,174,791	13.76	71,224,753
Moderately Conservative Allocation	2,158,670	13.48	29,100,064
Partner Technology	52,413	13.20	692,023
Partner Healthcare	27,785	13.52	375,741
Natural Resources	72,046	7.65	550,942
Partner Emerging Markets Equity	48,780	13.33	650,206

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Real Estate Securities	182,131	$15.61	$2,842,537
Partner Small Cap Growth	30,732	14.09	433,097
Partner Small Cap Value	83,222	16.54	1,376,492
Small Cap Stock	147,340	12.44	1,832,882
Small Cap Index	82,113	15.33	1,258,447
Mid Cap Growth	94,819	17.33	1,643,162
Partner Mid Cap Value	44,659	14.92	666,492
Mid Cap Stock	172,632	14.67	2,532,541
Mid Cap Index	83,070	15.93	1,323,117
Partner Worldwide Allocation	600,469	8.97	5,385,028
Partner Socially Responsible Stock	3,837	11.27	43,230
Partner All Cap Growth	25,789	9.82	253,331
Partner All Cap Value	22,155	8.89	196,856
Partner All Cap	69,109	14.30	988,318
Large Cap Growth	323,873	13.36	4,326,681
Partner Growth Stock	67,151	14.48	972,682
Large Cap Value	306,573	12.63	3,873,209
Large Cap Stock	260,195	11.65	3,030,957
Large Cap Index	176,102	12.90	2,272,060
Equity Income Plus	52,937	9.97	527,572
Balanced	98,979	13.61	1,346,698
High Yield	215,035	17.31	3,721,980
Diversified Income Plus	206,503	15.12	3,122,652
Income	317,912	14.41	4,581,963
Bond Index	270,862	13.57	3,675,258
Limited Maturity Bond	435,479	11.92	5,188,750
Mortgage Securities	48,796	13.56	661,748
Money Market	2,131,238	1.06	2,263,171

			$230,553,885
Years 8+ Premium Accumulation Death Benefit (Option B) — 1.40% Expense Ratio
Aggressive Allocation	4,258	$13.28	$56,564
Moderately Aggressive Allocation	30,145	13.43	404,787
Moderate Allocation	82,225	13.55	1,114,481
Moderately Conservative Allocation	44,342	13.28	588,643
Partner Technology	295	13.00	3,837
Partner Healthcare	—	13.40	—
Natural Resources	347	7.58	2,626
Partner Emerging Markets Equity	337	13.21	4,450
Real Estate Securities	2,521	15.37	38,743
Partner Small Cap Growth	—	13.88	—
Partner Small Cap Value	635	16.29	10,336
Small Cap Stock	2,308	12.25	28,272
Small Cap Index	823	15.09	12,417

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Mid Cap Growth	471	$17.07	$8,033
Partner Mid Cap Value	52	14.70	764
Mid Cap Stock	2,716	14.45	39,232
Mid Cap Index	539	15.68	8,452
Partner Worldwide Allocation	7,705	8.88	68,453
Partner Socially Responsible Stock	—	11.16	—
Partner All Cap Growth	195	9.73	1,894
Partner All Cap Value	—	8.80	—
Partner All Cap	—	14.08	—
Large Cap Growth	4,291	13.16	56,444
Partner Growth Stock	235	14.26	3,345
Large Cap Value	3,178	12.44	39,534
Large Cap Stock	3,010	11.47	34,532
Large Cap Index	1,743	12.71	22,143
Equity Income Plus	—	9.87	—
Balanced	2,628	13.40	35,212
High Yield	2,680	17.05	45,688
Diversified Income Plus	447	14.89	6,656
Income	4,672	14.19	66,303
Bond Index	8,108	13.36	108,333
Limited Maturity Bond	11,667	11.73	136,897
Mortgage Securities	1,734	13.35	23,161
Money Market	26,619	1.05	27,835

			$2,998,067

Years 8+ Earnings Additions Death Benefit (Option C) — 1.25% Expense Ratio
Aggressive Allocation	7,201	$13.44	$96,768
Moderately Aggressive Allocation	22,117	13.58	300,436
Moderate Allocation	58,019	13.71	795,497
Moderately Conservative Allocation	28,354	13.43	380,766
Partner Technology	483	13.15	6,348
Partner Healthcare	318	13.49	4,290
Natural Resources	421	7.63	3,214
Partner Emerging Markets Equity	—	13.30	—
Real Estate Securities	2,771	15.55	43,081
Partner Small Cap Growth	253	14.04	3,550
Partner Small Cap Value	1,934	16.48	31,869
Small Cap Stock	286	12.39	3,543
Small Cap Index	151	15.27	2,305
Mid Cap Growth	856	17.26	14,770
Partner Mid Cap Value	242	14.87	3,600
Mid Cap Stock	1,218	14.61	17,799
Mid Cap Index	318	15.87	5,053
Partner Worldwide Allocation	568	8.95	5,084

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Partner Socially Responsible Stock	—	$11.24	$—
Partner All Cap Growth	—	9.80	—
Partner All Cap Value	—	8.86	—
Partner All Cap	380	14.25	5,416
Large Cap Growth	2,802	13.31	37,290
Partner Growth Stock	243	14.43	3,507
Large Cap Value	2,039	12.59	25,666
Large Cap Stock	332	11.60	3,856
Large Cap Index	1,402	12.85	18,019
Equity Income Plus	—	9.94	—
Balanced	303	13.55	4,105
High Yield	474	17.24	8,172
Diversified Income Plus	1,502	15.06	22,622
Income	1,390	14.36	19,954
Bond Index	2,202	13.52	29,766
Limited Maturity Bond	46	11.87	541
Mortgage Securities	91	13.51	1,225
Money Market	—	1.06	—

			$1,898,112

Years 8+ Options A and B — 1.50% Expense Ratio
Aggressive Allocation	54,760	$13.18	$721,839
Moderately Aggressive Allocation	156,268	13.33	2,082,345
Moderate Allocation	312,900	13.45	4,208,602
Moderately Conservative Allocation	72,163	13.17	950,635
Partner Technology	780	12.90	10,069
Partner Healthcare	3,948	13.33	52,651
Natural Resources	5,497	7.54	41,446
Partner Emerging Markets Equity	992	13.14	13,038
Real Estate Securities	10,890	15.25	166,085
Partner Small Cap Growth	1,004	13.77	13,825
Partner Small Cap Value	15,347	16.16	248,064
Small Cap Stock	6,838	12.16	83,129
Small Cap Index	3,791	14.98	56,772
Mid Cap Growth	5,365	16.93	90,858
Partner Mid Cap Value	2,447	14.58	35,688
Mid Cap Stock	17,436	14.34	249,961
Mid Cap Index	3,558	15.56	55,386
Partner Worldwide Allocation	40,373	8.84	357,023
Partner Socially Responsible Stock	—	11.11	—
Partner All Cap Growth	7,541	9.69	73,042
Partner All Cap Value	6,182	8.76	54,165
Partner All Cap	27,017	13.97	377,567
Large Cap Growth	13,535	13.05	176,692
Partner Growth Stock	1,747	14.16	24,726

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Large Cap Value	19,763	$12.35	$243,992
Large Cap Stock	15,715	11.38	178,896
Large Cap Index	7,876	12.61	99,305
Equity Income Plus	1,690	9.83	16,611
Balanced	3,690	13.30	49,057
High Yield	14,861	16.91	251,374
Diversified Income Plus	14,785	14.78	218,483
Income	21,301	14.08	300,020
Bond Index	13,948	13.26	184,953
Limited Maturity Bond	11,095	11.64	129,187
Mortgage Securities	5,613	13.25	74,383
Money Market	25,126	1.04	26,074

			$11,915,943

Years 8+ Options A and C — 1.35% Expense Ratio
Aggressive Allocation	17,443	$13.33	$232,591
Moderately Aggressive Allocation	74,339	13.48	1,002,085
Moderate Allocation	83,610	13.61	1,137,601
Moderately Conservative Allocation	25,529	13.33	340,202
Partner Technology	233	13.05	3,036
Partner Healthcare	279	13.43	3,750
Natural Resources	2,345	7.59	17,804
Partner Emerging Markets Equity	2,347	13.24	31,062
Real Estate Securities	6,288	15.43	97,014
Partner Small Cap Growth	310	13.93	4,325
Partner Small Cap Value	832	16.35	13,612
Small Cap Stock	880	12.30	10,820
Small Cap Index	1,423	15.15	21,560
Mid Cap Growth	2,138	17.13	36,631
Partner Mid Cap Value	332	14.75	4,902
Mid Cap Stock	1,993	14.50	28,900
Mid Cap Index	1,072	15.75	16,872
Partner Worldwide Allocation	10,202	8.91	90,850
Partner Socially Responsible Stock	—	11.19	—
Partner All Cap Growth	1,909	9.75	18,621
Partner All Cap Value	—	8.82	—
Partner All Cap	281	14.14	3,973
Large Cap Growth	5,872	13.21	77,550
Partner Growth Stock	1,032	14.32	14,783
Large Cap Value	4,804	12.49	59,998
Large Cap Stock	4,087	11.52	47,067
Large Cap Index	6,768	12.75	86,318
Equity Income Plus	2,966	9.90	29,348
Balanced	1,459	13.45	19,625
High Yield	6,633	17.11	113,490

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period
Diversified Income Plus	8,916	$14.95	$133,275
Income	17,583	14.25	250,514
Bond Index	11,366	13.41	152,458
Limited Maturity Bond	2,304	11.78	27,135
Mortgage Securities	100	13.41	1,337
Money Market	18,170	1.05	19,075

			$4,148,184

Years 8+ Options B and C — 1.55% Expense Ratio
Aggressive Allocation	722	$13.13	$9,478
Moderately Aggressive Allocation	2,893	13.27	38,402
Moderate Allocation	5,998	13.40	80,370
Moderately Conservative Allocation	2,273	13.12	29,827
Partner Technology	—	12.85	—
Partner Healthcare	—	13.30	—
Natural Resources	—	7.52	—
Partner Emerging Markets Equity	—	13.11	—
Real Estate Securities	450	15.19	6,836
Partner Small Cap Growth	—	13.72	—
Partner Small Cap Value	—	16.10	—
Small Cap Stock	—	12.11	—
Small Cap Index	1,089	14.92	16,250
Mid Cap Growth	—	16.87	—
Partner Mid Cap Value	—	14.53	—
Mid Cap Stock	—	14.28	—
Mid Cap Index	1,121	15.51	17,380
Partner Worldwide Allocation	278	8.82	2,456
Partner Socially Responsible Stock	—	11.08	—
Partner All Cap Growth	—	9.66	—
Partner All Cap Value	—	8.74	—
Partner All Cap	—	13.92	—
Large Cap Growth	—	13.00	—
Partner Growth Stock	—	14.10	—
Large Cap Value	—	12.30	—
Large Cap Stock	—	11.34	—
Large Cap Index	1,242	12.56	15,599
Equity Income Plus	—	9.80	—
Balanced	—	13.25	—
High Yield	251	16.85	4,230
Diversified Income Plus	—	14.72	—
Income	282	14.03	3,963
Bond Index	377	13.21	4,980
Limited Maturity Bond	547	11.60	6,347
Mortgage Securities	—	13.20	—
Money Market	—	1.03	—

			$236,118

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period

Years 8+ Options A, B and C — 1.65% Expense Ratio
Aggressive Allocation	74,015	$13.03	$964,470
Moderately Aggressive Allocation	242,083	13.17	3,188,916
Moderate Allocation	363,108	13.30	4,827,961
Moderately Conservative Allocation	132,428	13.02	1,724,565
Partner Technology	3,391	12.75	43,256
Partner Healthcare	368	13.24	4,872
Natural Resources	189	7.49	1,417
Partner Emerging Markets Equity	2,063	13.05	26,926
Real Estate Securities	16,484	15.08	248,531
Partner Small Cap Growth	165	13.61	2,252
Partner Small Cap Value	4,984	15.98	79,638
Small Cap Stock	14,644	12.02	175,975
Small Cap Index	2,605	14.80	38,563
Mid Cap Growth	13,332	16.74	223,187
Partner Mid Cap Value	3,520	14.42	50,744
Mid Cap Stock	11,297	14.17	160,097
Mid Cap Index	3,664	15.39	56,378
Partner Worldwide Allocation	44,578	8.78	391,454
Partner Socially Responsible Stock	80	11.03	880
Partner All Cap Growth	—	9.62	—
Partner All Cap Value	—	8.70	—
Partner All Cap	8,742	13.81	120,772
Large Cap Growth	23,812	12.91	307,295
Partner Growth Stock	7,321	13.99	102,437
Large Cap Value	19,136	12.20	233,547
Large Cap Stock	25,053	11.25	281,918
Large Cap Index	6,403	12.46	79,806
Equity Income Plus	1,529	9.76	14,925
Balanced	9,969	13.14	131,032
High Yield	9,587	16.72	160,298
Diversified Income Plus	7,201	14.61	105,188
Income	21,252	13.92	295,893
Bond Index	21,680	13.11	284,174
Limited Maturity Bond	36,333	11.51	418,209
Mortgage Securities	3,445	13.10	45,132
Money Market	217,114	1.03	222,717

			$15,013,425

Years 8+ Basic Death Benefits and Return Protection — 1.50% Expense Ratio
Moderately Conservative Allocation	50,871	$10.73	$546,089

			$546,089

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period

Years 8+ Basic Death Benefits and Return Protection — 1.75% Expense Ratio
Moderately Aggressive Allocation	501,542	$13.20	$6,622,113
Moderate Allocation	878,765	13.33	11,711,463
Moderately Conservative Allocation	972,223	13.05	12,690,381

			$31,023,957

Years 8+ Maximum Anniversary Death Benefit and Return Protection — 1.70% Expense Ratio
Moderately Conservative Allocation	90,275	$10.71	$967,193

			$967,193

Years 8+ Maximum Anniversary Death Benefit and Return Protection — 1.95% Expense Ratio
Moderately Aggressive Allocation	589,065	$13.00	$7,659,155
Moderate Allocation	1,008,566	13.12	13,236,481
Moderately Conservative Allocation	1,329,011	12.85	17,083,103

			$37,978,739

Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 1.75% Expense Ratio
Moderately Conservative Allocation	33,879,507	$10.92	$370,124,509

			$370,124,509

Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 2.05% Expense Ratio
Moderate Allocation	112,561,621	$10.37	$1,167,035,433

			$1,167,035,433

Years 1-7 Guaranteed Lifetime Withdrawal Benefit — 2.50% Expense Ratio
Moderately Aggressive Allocation	44,498,239	$9.54	$424,650,826

			$424,650,826

Years 8+ Guaranteed Lifetime Withdrawal Benefit — 1.50% Expense Ratio
Moderately Conservative Allocation	422,243	$11.08	$4,676,603

			$4,676,603

Years 8+ Guaranteed Lifetime Withdrawal Benefit — 1.80% Expense Ratio
Moderate Allocation	1,650,431	$10.51	$17,347,362

			$17,347,362

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

Year Ended December 31, 2012	Units	Unit Value	Assets in Accumulation Period

Years 8+ Guaranteed Lifetime Withdrawal Benefit — 2.25% Expense Ratio
Moderately Aggressive Allocation	537,785	$9.67	$5,202,404

			$5,202,404

Death Claims — 2002
Aggressive Allocation	247	$12.79	$3,164
Moderately Aggressive Allocation	585	13.11	7,674
Moderate Allocation	5,561	13.41	74,553
Moderately Conservative Allocation	5,224	13.28	69,372
Partner Technology	200	12.07	2,413
Partner Healthcare	497	13.68	6,806
Natural Resources	—	7.74	—
Partner Emerging Markets Equity	—	13.49	—
Real Estate Securities	1,584	14.63	23,312
Partner Small Cap Growth	88	12.68	1,119
Partner Small Cap Value	—	15.28	—
Small Cap Stock	100	11.49	1,222
Small Cap Index	1,307	14.00	18,295
Mid Cap Growth	5	15.69	78
Partner Mid Cap Value	—	13.92	—
Mid Cap Stock	—	13.19	—
Mid Cap Index	413	14.76	6,101
Partner Worldwide Allocation	4,780	9.07	43,371
Partner Socially Responsible Stock	—	11.40	—
Partner All Cap Growth	—	9.94	—
Partner All Cap Value	121	8.99	1,087
Partner All Cap	567	12.98	7,364
Large Cap Growth	1,260	12.49	15,741
Partner Growth Stock	641	13.76	8,818
Large Cap Value	1,099	12.47	13,702
Large Cap Stock	6,676	11.32	75,760
Large Cap Index	1,287	12.65	16,276
Equity Income Plus	121	10.08	1,225
Balanced	1,108	13.53	14,990
High Yield	649	17.01	11,042
Diversified Income Plus	910	14.88	13,545
Income	685	14.62	10,017
Bond Index	3,582	13.81	49,476
Limited Maturity Bond	485	12.06	5,846
Mortgage Securities	221	13.79	3,046
Money Market	4,514	1.07	4,840

			$510,255

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(7) UNIT FAIR VALUE - continued

	Units	Unit Value	Assets in Accumulation Period

Death Claims — 2005
Aggressive Allocation	7,103	$12.79	$90,862
Moderately Aggressive Allocation	14,339	13.11	187,971
Moderate Allocation	36,994	13.41	495,988
Moderately Conservative Allocation	26,815	13.28	356,123
Partner Technology	—	12.07	—
Partner Healthcare	—	13.68	—
Natural Resources	—	7.74	1,011
Partner Emerging Markets Equity	252	13.49	3,397
Real Estate Securities	896	14.63	13,107
Partner Small Cap Growth	—	12.68	—
Partner Small Cap Value	449	15.28	6,858
Small Cap Stock	421	11.49	4,832
Small Cap Index	172	14.00	2,401
Mid Cap Growth	—	15.69	—
Partner Mid Cap Value	458	13.92	6,377
Mid Cap Stock	498	13.19	6,563
Mid Cap Index	887	14.76	13,096
Partner Worldwide Allocation	586	9.07	5,320
Partner Socially Responsible Stock	—	11.40	—
Partner All Cap Growth	—	9.94	2,164
Partner All Cap Value	—	8.99	—
Partner All Cap	103	12.98	1,340
Large Cap Growth	219	12.49	2,737
Partner Growth Stock	488	13.76	6,714
Large Cap Value	599	12.47	7,472
Large Cap Stock	—	11.32	—
Large Cap Index	289	12.65	3,653
Equity Income Plus	—	10.08	—
Balanced	—	13.53	—
High Yield	279	17.01	4,747
Diversified Income Plus	—	14.88	—
Income	407	14.62	5,956
Bond Index	378	13.81	5,225
Limited Maturity Bond	—	12.06	—
Mortgage Securities	—	13.79	—
Money Market	—	1.07	—

			$1,233,914

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(8) SUBACCOUNT MERGER

A Special Meeting of Contractholders of the Thrivent Partner International Stock Portfolio, Thrivent Mid Cap Growth Portfolio II, Thrivent Large Cap Growth Portfolio II, Thrivent Partner Socially Responsible Bond Portfolio and Thrivent Partner Utilities Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (“the Fund”), was held on July 13, 2012, and the Contractholders of each voted in favor of merging the Portfolios listed below effective July 27, 2012.

	The Target Portfolio		The Acquiring Portfolio

Merger 1	Thrivent Partner International Stock Portfolio	→	Thrivent Partner Worldwide Allocation Portfolio

Merger 2	Thrivent Mid Cap Growth Portfolio II	→	Thrivent Mid Cap Growth Portfolio

Merger 3	Thrivent Large Cap Growth Portfolio II	→	Thrivent Large Cap Growth Portfolio

Merger 4	Thrivent Partner Socially Responsible Bond Portfolio	→	Thrivent Income Portfolio

Merger 5	Thrivent Partner Utilities Portfolio	→	Thrivent Diversified Income Plus Portfolio

The mergers were accomplished by tax free exchanges as detailed below:

	Net Assets as of July 26, 2012
	Merger 1	Merger 2	Merger 3	Merger 4	Merger 5
Acquiring Portfolio	$29,314,530	$73,039,145	$119,910,528	$131,721,609	$108,005,029
Target Portfolio	$104,180,088	$9,244,368	$7,510,767	$9,769,859	$9,470,054
After Acquisition	$133,494,618	$82,283,513	$127,421,295	$141,491,468	$117,475,084

	Shares as of July 26, 2012
	Merger 1	Merger 2	Merger 3	Merger 4	Merger 5
Acquiring Portfolio	3,805,698	3,990,076	6,772,272	12,397,211	15,643,834
Target Portfolio	11,685,932	1,146,119	1,642,272	910,756	1,040,745
After Acquisition	15,491,630	5,136,195	8,414,544	13,307,967	16,684,579

The target portfolios had the following unrealized appreciation/depreciation, accumulated net realized gains/losses and net investment income as of July 26, 2012.

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner International Stock Portfolio	$30,325,466	$4,363,562	$(30,667,369)
Thrivent Mid Cap Growth Portfolio II	$(244,116)	$(73,082)	$904,153
Thrivent Large Cap Growth Portfolio II	$2,366,938	$96,133	$(1,708,396)
Thrivent Partner Socially Responsible Bond Portfolio	$(174,244)	$35,884	$525,014
Thrivent Partner Utilities Portfolio	$(631,297)	$153,059	$1,226,255

Thrivent Variable Annuity Account I

Notes to Financial Statements (continued)

(8) SUBACCOUNT MERGER - continued

Assuming the acquisition had been completed on January 1, 2012 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2012, would have been as follows:

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner Worldwide Allocation Portfolio	$44,716,614	$5,413,677	$(29,532,344)
Thrivent Mid Cap Growth Portfolio	$5,665,139	$(927,373)	$3,992,667
Thrivent Large Cap Growth Portfolio	$17,777,377	$(10,397)	$3,204,684
Thrivent Income Portfolio	$7,391,394	$3,447,131	$1,484,202
Thrivent Diversified Income Plus Portfolio	$8,991,169	$2,352,038	$1,604,293

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Target Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 27, 2012.

Assuming the acquisition had been completed on January 1, 2011 the beginning of the annual reporting period of the Portfolios, the Acquiring Portfolio's pro forma results of operations for the year ended December 31, 2011, would have been as follows:

	Unrealized Appreciation (Depreciation)	Net Investment Income (loss)	Accumulated Net Realized Gain (Loss)
Thrivent Partner Worldwide Allocation Portfolio	$(20,131,991)	$(1,417,245)	$(2,271,151)
Thrivent Mid Cap Growth Portfolio	$(8,847,987)	$(892,478)	$3,977,764
Thrivent Large Cap Growth Portfolio	$(11,110,466)	$(1,016,593)	$3,374,500
Thrivent Income Portfolio	$1,100,993	$3,764,945	$574,811
Thrivent Diversified Income Plus Portfolio	$(2,019,095)	$2,759,086	$269,884

PART C: OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

PART A: None

(b)	PART B: Financial Statements of Depositor. (*)

   Financial Statements of Thrivent Variable Annuity Account I. (*)

Exhibit (b)	Description	Filed Herewith / Incorporated by reference from
1	Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I (“Registrant”)	Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002
2	Not Applicable
3(a)	Form of Distribution Agreement with Registered Representatives	Post-Effective Amendment No. 14 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 18, 2011
(b)	Principal Underwriting Agreement By and Between Depositor and Thrivent Investment Management Inc.	Post-Effective Amendment No. 5 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 20, 2006
4(a)	Contract

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

(b)	Amendatory Agreement (Unisex Endorsement)

Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

(c)	403(b) Tax Sheltered Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement

No. 333-89488, filed on April 19, 2010

(d)	Individual Retirement Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No.

333-89488, filed on April 19, 2010

(e)	Roth Individual Retirement Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(f)	SIMPLE Individual Retirement Annuity Endorsement

Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(g)	Variable Settlement Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002
(h)	Amendatory Agreement (Inforce-Return Protection Allocations)	Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005
(i)	Guaranteed Lifetime Withdrawal Benefit	Post-Effective Amendment No. 7 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on May 4, 2007
5 (a)	Contract Application Form

Initial registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on May 31, 2002

Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005

(b)	Application for Variable Settlement Agreement	Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, Registration Statement No. 333-89488, filed on October 1, 2002
(c)	New Account Suitability Form	Post-Effective Amendment No. 3 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on February 24, 2005
6	Articles of Incorporation and Bylaws of Depositor	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
7	Not Applicable
8	Participation Agreement between the Depositor and the Fund as of December 15, 2003	Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
9	Opinion of Counsel as to the legality of the securities being registered (including written consent)	Filed herewith
10	Consent of Independent Registered Public Accounting Firm–Ernst & Young LLP	Filed herewith
11	Not Applicable
12	Not Applicable
13(a)	Power of Attorney forms for F. Mark Kuhlmann, Frank H. Moeller, Alice M. Richter, James H. Scott, Allan R. Spies, Adrian M. Tocklin	Post-Effective Amendment No. 11 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 22, 2008

(b)	Power of Attorney forms for Frederick G. Kraegel	Post-Effective Amendment No. 12 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 20, 2009
(c)	Power of Attorney forms for Bonnie E. Raquet and Bradford L. Hewitt	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010
(d)	Power of Attorney forms for Kirk D. Farney and Mark A. Jeske	Post-Effective Amendment No. 15 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 23, 2012
(e)	Power of Attorney form for Kenneth A. Carow	Filed herewith
14	Description of Offers To Exchange Variable Annuity Contracts	Post-Effective Amendment No. 13 to the registration statement of Registrant, Registration Statement No. 333-89488, filed on April 19, 2010

(*) Filed herewith

Item 25.	Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Positions and Offices with Depositor
Frank H. Moeller Enovate Enterprises 5926 Balcones Drive, Suite 290 Austin, Texas 78731	Chairman of the Board of Directors
F. Mark Kuhlmann 1711 Stone Ridge Trails Drive Kirkwood, Missouri 63122	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 53212-3299	Director
Kenneth A. Carow 950 Silver Hill Lane Greenwood, Indiana 46142	Director
Kirk D. Farney 216 E. Chicago Avenue Hinsdale, Illinois 60521	Director
Frederick G. Kraegel Parham Partners LLC P.O. Box 71840 Richmond, Virginia 23255	Director
Bonnie E. Raquet 2954 Pelican Point Circle Mound, Minnesota 55365	Director
Alice M. Richter 2774 Wilds Lane NW Prior Lake, Minnesota 55372	Director
James H. Scott 2853 Tansey Lane Chester Springs, Pennsylvania 19524	Director
Allan R. Spies 9305 E Harvard Avenue Denver, Colorado 80231	Director
Adrian M. Tocklin 4961 Bacopa Lane Suite 801 St. Petersburg, Florida 33715	Director
Bradford L. Hewitt	President and Chief Executive Officer, Director
Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer

Pamela J. Moret	Senior Vice President, brightpeak financial
Knut A. Olson 4321 North Ballard Road Appleton, Wisconsin 54919	Senior Vice President, Financial Network
Teresa J. Rasmussen	Senior Vice President, General Counsel and Secretary
Anne deBruin Sample	Senior Vice President and Chief Human Resources Officer
Russell W. Swansen	Senior Vice President and Chief Investment Officer
James A. Thomsen	Senior Vice President, Member Services
Terry W. Timm 4321 North Ballard Road Appleton, Wisconsin 54919	Senior Vice President, Shared Services & Administration
Marie A. Uhrich	Senior Vice President, Communications
James M. Odland	Vice President and Chief Compliance Officer

Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis, except for the financial statements of One Rock Voltage Investors, LLC, One Rock Voltage Holdings Corp. and Dixie Electric, LLC, which are private companies, will not be consolidated into those of Thrivent Financial.

Thrivent Financial Entities	Primary Business	State of Incorporation

Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware

Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter

Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware

Thrivent Asset Management, LLC[1]	Investment adviser	Delaware

North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin

Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania

Thrivent Property & Casualty Insurance Agency, Inc.	Auto and homeowners insurance company	Minnesota

Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota

Thrivent Life Insurance Company	Life insurance company	Minnesota

White Rose GP I, LLC[2]	General partner	Delaware

White Rose Fund I Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware

White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP II, LLC[2]	General partner	Delaware

Thrivent White Rose Fund II Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP III, LLC[2]	General partner	Delaware

Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP IV, LLC[2]	General partner	Delaware

Thrivent White Rose Fund IV Mezzanine Direct, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware

One Rock Voltage Investors, LLC[4]	Limited liability company with no independent operations	Delaware

One Rock Holdings Corp. [5]	Holding company with no independent operations	Delaware

Dixie Electric, LLC[6]	Electric Company	Texas

Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware

Thrivent White Rose Fund GP V, LLC[2]	General partner	Delaware

Thrivent White Rose Fund V Mezzanine Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund V Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund V Fund of Funds, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund GP VI, LLC[2]	General partner	Delaware

Thrivent White Rose Fund VI Equity Direct, L.P. [3]	Private equity fund	Delaware

Thrivent White Rose Fund VI Fund of Funds, L.P. [3]	Private equity fund	Delaware

SNI Holdco Inc.[7]	Holding company with no independent operations	Delaware

SNI Companies[8]	Professional staffing company	Delaware

Gold Ring Holdings, LLC	Investment subsidiary	Delaware

Twin Bridge Capital Partner, LLC[9]	Managing Member	Delaware

[1]

Thrivent Asset Management, LLC (“TAM”) is a subsidiary of both Thrivent Investment Management Inc. (“TIMI”) and Thrivent Life Insurance Company (“TLIC”), both of which are wholly owned subsidiaries of Thrivent Financial. TIMI and TLIC own respectively 60% and 40% of TAM’s membership interests.

[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	A majority of its membership interests are owned by Thrivent White Rose Fund IV Equity Direct, L.P.
[5]	Wholly owned subsidiary of One Rock Voltage Investors, LLC.
[6]	Approximately 90% of its membership interests are owned by One Rock Voltage Holdings Corp.
[7]	A Majority-owned subsidiary of Thrivent Financial.
[8]	Wholly owned subsidiary of SNI Holdco Inc.
[9]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.

The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Annuity Account I
4.	Thrivent Variable Annuity Account II
5.	Thrivent Variable Annuity Account A
6.	Thrivent Variable Annuity Account B
7.	TLIC Variable Insurance Account A
8.	TLIC Variable Insurance Account B
9.	TLIC Variable Annuity Account A

Item 27.	Number of Contract Owners

Number of Contracts as of March 31, 2013:

	Non-Qualified	Qualified	Totals
Current Contracts (2005)	28,999	119,178	148,177
Prior Contracts (2002)	9,406	49,884	59,290

Item 28.	Indemnification

Section 33 of Depositor’s Bylaws; Article VIII of the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds or Thrivent Investment Management Inc. proceeding) is asserted by such director, officer or controlling person of Registrant in connection with securities being registered, Depositor, the Funds, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Other activity.   Thrivent Investment Management Inc. is the principal underwriter of the Contracts.

(b) Management.    The directors and officers of Thrivent Investment Management Inc. are listed out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal Business Address	Position and Offices with Underwriter
Karen L. Larson	Director and President
James A. Thomsen	Director and Senior Vice President
Randall L. Boushek	Director
Knut A. Olson 4321 North Ballard Road Appleton, WI 54919	Director and Senior Vice President
Michael J. Fuehrmeyer 4321 North Ballard Road Appleton, WI 54919	Vice President
Michael J. Haglin	Vice President
Susan C. Plamann 4321 North Ballard Road Appleton, WI 54919	Vice President, Corporate Administration
Nikki L. Sorum	Vice President
Eric W. Verseman	Vice President
Erik J. Grinde	Assistant Vice President
David J. Kloster	Assistant Vice President

Jennifer J. Pope 4321 North Ballard Road Appleton, WI 54919	Assistant Vice President
Carolyn A. Tuohy	Secretary and Chief Legal Officer
Andrea C. Golis	Chief Compliance Officer
Kathleen M. Koelling 4321 North Ballard Road Appleton, WI 54919	Privacy and Anti-Money Laundering Officer
Jody L. Bancroft 4321 North Ballard Road Appleton, WI 54919	Director, Investment Field Operations
Kurt S. Tureson	Director of Affiliate Finance, CFO & Treasurer
Cynthia J. Nigbur	Assistant Secretary
Bruce Kornaus 4321 North Ballard Road Appleton, WI 54919	Director, Service Operations

(c)   Compensation from Registrant. Not Applicable.

Item 30.	Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Forth Avenue South, Minneapolis, Minnesota 55415 and 4321 North Ballard Road, Appleton, Wisconsin 54919.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understand that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 22nd day of April, 2013.

THRIVENT VARIABLE ANNUITY ACCOUNT I (Registrant)

By: THRIVENT FINANCIAL FOR LUTHERANS (Depositor)

By:	/s/ Bradford L. Hewitt
Bradford L. Hewitt
President, Chief Executive Officer and Director
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of April, 2013.

/s/ Bradford L. Hewitt Bradford L. Hewitt	President, Chief Executive Officer and Director (Principal Executive Officer)

/s/ Randall L. Boushek Randall L. Boushek	Senior Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)

A Majority of the Board of Directors:*

Kenneth A. Carow	F. Mark Kuhlmann	Alice M. Richter
Kirk D. Farney	James H. Scott	Bradford L. Hewitt
Mark A. Jeske	Frank H. Moeller	Allan R. Spies
Frederick G. Kraegel	Bonnie E. Raquet	Adrian M. Tocklin

*James M. Odland, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.

/s/ James M. Odland James M. Odland Attorney-in-Fact	April 22, 2013

INDEX TO EXHIBITS

THRIVENT VARIABLE ANNUITY ACCOUNT I

The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 24 of Part C for exhibits not listed below.

EXHIBIT NO.

Ex 99.24(b)9	Opinion and Consent of Counsel
EX 99.24(b)10	Consent of Independent Registered Public Accounting Firm – Ernst & Young LLP
EX 99.24(b)13(e)	Power of Attorney form for–Kenneth A. Carow